PACIFIC SELECT
ESTATE PRESERVER II    PROSPECTUS AUGUST 7, 2000

                       Pacific Select Estate Preserver II is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:


The policy is
described in detail    VARIABLE INVESTMENT OPTIONS
in this prospectus.
The Pacific Select     Aggressive Equity         Mid-Cap Value
Fund is described
in its prospectus      Emerging Markets          Equity Index
and in its
Statement of           Diversified Research      Small-Cap Index
Additional
Information (SAI).     Small-Cap Equity          REIT
No one has the          (formerly called
right to describe       "Growth")                International Value
the policy or the                                 (formerly called
Pacific Select Fund    International Large-Cap    "International")
any differently
than they have been    Bond and Income           Government Securities
described in these
documents.             Equity                    Managed Bond

You should be aware    I-Net Tollkeeper (SM)     Money Market
that the Securities
and Exchange           Multi-Strategy            High Yield Bond
Commission (SEC)
has not reviewed       Equity Income             Large-Cap Value
the policy for its
investment merit,      Growth LT
and does not
guarantee that the     FIXED OPTIONS
information in this
prospectus is          Fixed Account
accurate or
complete. It's a       Fixed LT Account
criminal offense
to say otherwise.

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver II                    4
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Pacific Select Estate Preserver II basics                           11
Owners, people insured by the policy, and beneficiaries             12
Policy date, monthly payment date, policy anniversary date          13
Statements and reports we'll send you                               14
Your right to cancel                                                14
Timing of payments, forms and requests                              15
Telephone transactions                                              16
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The death benefit                                                   17
Choosing your death benefit option                                  17
The guideline minimum death benefit                                 18
When we pay the death benefit                                       18
Comparing the death benefit options                                 19
Changing your death benefit option                                  19
Decreasing the face amount                                          20
Optional riders                                                     20
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How premiums work                                                   21
Your first premium payment                                          21
Planned periodic premium payments                                   21
Deductions from your premiums                                       22
Allocating your premiums                                            22
Limits on the premium payments you can make                         23
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Your policy's accumulated value                                     24
Calculating your policy's accumulated value                         24
Monthly deductions                                                  24
Lapsing and reinstatement                                           26
----------------------------------------------------------------------
Your investment options                                             28
Variable investment options                                         28
Fixed options                                                       32
Transferring among investment options                               32
Transfer programs                                                   33
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   35
Making withdrawals                                                  35
Taking out a loan                                                   36
Ways to use your policy's loan and withdrawal features              37
Surrendering your policy                                            38
----------------------------------------------------------------------
General information about your policy                               39
----------------------------------------------------------------------
Variable life insurance and your taxes                              41
----------------------------------------------------------------------
About Pacific Life                                                  45
----------------------------------------------------------------------
Appendices                                                         109
Appendix A: Joint equal age                                        109
Appendix B: Rates per $1,000 of initial face amount                111
Appendix C: Death benefit percentages                              112
Appendix D: Death benefit factor table                             113
----------------------------------------------------------------------
Where to go for more information                            back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                       Accumulated value          24       Joint owners               12
                       Accumulation units         30       Lapse                      26
                       Age                        12       Loan account               36
In this prospectus,    Allocation                 22       Modified endowment
you and your mean      Assignment                 40        contract                  43
the policy holder      Beneficiary                13       Monthly payment date       13
or owner. Pacific      Business day               15       Net amount at risk         23
Life, we, us and       Cash surrender value       38       Net cash surrender value   38
our refer to           Contingent beneficiary     13       Net premium                21
Pacific Life           Cost of insurance rate     24       Outstanding loan amount    36
Insurance Company.     Death benefit              17       Planned periodic premium   21
The fund refers to     Death benefit factor       18       Policy anniversary         13
Pacific Select         Death benefit percentage   18       Policy date                13
Fund. Policy means     Face amount                17       Policy year                13
a Pacific Select       Fixed account              32       Portfolio                  28
Estate Preserver II    Fixed LT account           32       Proper form                15
variable life          Fixed options              32       Reinstatement              27
insurance policy,      General account            46       Riders                     20
unless we state        Guideline minimum death             Separate account           46
otherwise.              benefit                   18       Seven-pay limit            43
                       Guideline premium limit    23       Tax code                   41
                       Illustration               14       Unit value                 30
                       In force                   11       Variable account           28
                       Income benefit             39       Variable investment
                       Joint equal age            26        option                    28

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER II

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver II is a last survivor
Estate Preserver II    flexible premium variable life insurance policy.
basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to
provide a death        In addition to providing a death benefit that is
benefit for his or     generally free of federal income tax, any growth in
her spouse. In that    your policy's accumulated value is tax-deferred. You
case, a policy that    can choose from 21 variable investment options, each of
insures a single       which invests in a corresponding portfolio of the
life may be more       Pacific Select Fund, and from two fixed options, both
appropriate.           of which provide a guaranteed minimum rate of interest.

                       You may choose to allocate net premium and accumulated
                       value to no more than 20 investment options at any one
Please discuss your    time.
insurance needs and
financial              Pacific Select Estate Preserver II is designed for
objectives with        long-term financial planning. Please take some time to
your registered        read the information in this prospectus before you
representative.        decide if this life insurance policy meets your
                       insurance needs and financial objectives.
You'll find more
about the basics of    Your right to cancel
Pacific Select         During the free look period, you have the right to
Estate Preserver II    cancel your policy and return it to us or your
starting on            registered representative for a refund. The amount of
page 11.               your refund may be more or less than the premium
                       payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit
                       You can choose one of four death benefit options
Your policy            depending on what is more important to you: a larger
provides a death       death benefit or building the accumulated value of your
benefit for your       policy.
beneficiary after
both of the people     You can change your death benefit option and reduce
insured by the         your policy's face amount (with certain restrictions)
policy have died,      while your policy is in force.
as long as your
policy is in force.    Optional riders
                       There are five optional riders that provide extra
You'll find more       benefits, some at additional cost. Not all riders are
about the death        available in every state, and some riders may only be
benefit starting on    added when you apply for your policy.
page 17.

                      ---------------------------------------------------------
How premiums work
                       Your first premium must be equal to at least 25% of the
Your policy gives      sum of your premium load and your policy's monthly
you the flexibility    charges for the first year. Your planned periodic
to choose the          premium must be for at least $50.
amount and
frequency of your      Deductions from your premiums
premium payments,      We deduct a premium load from each premium payment you
within certain         make. The premium load is made up of a sales load, a
limits.                state and local tax charge, and a federal tax charge.

You'll find more       Limits on the premium payments you can make
about how premiums     Federal tax law puts limits on the premium payments you
work starting on       can make in relation to your policy's death benefit. We
page 21.               may refuse all or part of a premium payment you make,
                       or remove all or part of a premium from your policy and return it to you under certain circumstances.

                      ---------------------------------------------------------
Your policy's
accumulated value
                       Accumulated value is the value of your policy on any
Accumulated value      business day. It is not guaranteed - it depends on the
is used as the         performance of the investment options you've chosen,
basis for              the premium payments you've made, policy charges, and
determining policy     how much you've borrowed or withdrawn from the policy.
benefits and
charges. If there      Monthly deductions
is not enough          We deduct a monthly charge from your policy's
accumulated value      accumulated value on each monthly payment date. The
to cover policy        charge is made up of cost of insurance, an
charges, your          administrative charge, and a mortality and expense risk
policy could lapse.    charge. If you add any riders, we'll add any charges
                       for them to your monthly charge.
You'll find more
about accumulated      Lapsing and reinstatement
value starting on      If there is not enough accumulated value to cover the
page 24.               monthly charge on the day we make the deduction, your
                       policy may lapse - which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER II

                      ---------------------------------------------------------
Your investment        You can choose from 21 variable investment options,
options                each of which invests in a corresponding portfolio of
                       the Pacific Select Fund. We're the investment adviser
The investment         for the Pacific Select Fund. We oversee the management
options you choose     of all the fund's portfolios and manage two of the
will affect your       portfolios directly. We've retained other portfolio
policy's               managers to manage the other portfolios. The value of
accumulated value,     each portfolio will fluctuate with the value of the
and may affect the     investments it holds, and returns are not guaranteed.
death benefit.
                       You can also choose from two fixed options, the Fixed
Your policy's          account and the Fixed LT account, both of which provide
accumulated value      a guaranteed minimum annual interest rate of 4%. We may
may be allocated to    offer a higher interest rate. If we do, we'll guarantee
up to 20 investment    that rate for one year.
options at any one
time.                  We allocate your premium payments and accumulated value
                       to the investment options you choose. Your policy's
Please review the      accumulated value will fluctuate depending on the
investment options     investment options you've chosen. You bear the
carefully and ask      investment risk of any variable investment options you
your registered        choose.
representative to
help you choose the    In some states we'll hold your premium payments in the
right ones for your    Money Market investment option until the free look
goals and risk         transfer date. Please turn to Your right to cancel for
tolerance.             details.

You'll find more       Transferring among investment options
about the              You can transfer among the investment options during
investment options     the life of your policy without paying any current
starting on page       income tax. There is currently no charge for transfers.
28.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                       You can only make one transfer from each fixed option in any 12-month period. For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account. You can only transfer to the fixed options in the policy month right before each policy anniversary.


You'll find out        You can also make automatic transfers from the Fixed
more about our         account to other investment options during the first
automatic transfer     policy year using our first year transfer program.
programs starting
on page 33.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit.
lapsing. Be sure to
plan carefully
before using these
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 35.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
There are tax          distribution by making a withdrawal or surrendering
issues to consider     your policy.
when you own a life
insurance policy.      If your policy is a modified endowment contract, all
These are described    distributions you receive during the life of the policy
in detail starting     may be subject to tax and a 10% penalty.
on page 41.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Select
insurance policy,      Distributors, Inc. (formerly called Pacific Mutual
you're relying on      Distributors, Inc.), our subsidiary, is the distributor
the insurance          of the policies.
company that issues
it to be able to       How our accounts work
meet its financial     We put your premium payments in our general and
obligations to you.    separate accounts. We own the assets in our accounts
                       and make the allocations to the investment options
You'll find more       you've chosen.
about Pacific Life,
and our strength as    Amounts allocated to the fixed options are held in our
a company, starting    general account. Our general account includes all of
on page 45.            our assets, except for those held in our separate
                       accounts. Our ability to meet our obligations under the
We may use any         policy is backed by our strength as an insurance
profit derived from    company.
any charges under
the policy for any     Amounts allocated to the variable investment options
lawful purpose,        are held in our separate account. The assets in this
including our          account are kept separate from the assets in our
distribution and       general account and our other separate accounts, and
administrative         are protected from our general creditors.
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER II

                                              This section of the overview explains the fees and expenses associated with your
                                              Pacific Select Estate Preserver II Policy.

                                            -----------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                         -------------------
                                                         Your premium
The chart to the right illustrates how                   You make a
cash normally flows through a Pacific                    premium
Select Estate Preserver II policy.                       payment          -------------------------------------------
                                                                                                                    v
The dark shaded boxes show the fees and               -------------------                                   -----------------
expenses you pay directly or indirectly                                                                       We deduct a
under your policy. These are explained                                                                        premium load
in the pages that follow.
                                                      -------------------
In some states we'll hold your net                       Net premium
premium payments in the Money Market                     We allocate the                                    -----------------
investment option until the free look                    net premium to
transfer date. Please turn to Your right                 the investment   <--------------------------------->
to cancel for details.                                   options you
                                                         choose
                                                      -------------------

                                                     v                     v
                                            -------------------  -------------------    ----------------    -----------------
                                             Fixed options        Variable               Pacific Select      The fund
                                             We hold              investment             Fund                deducts
                                             amounts you          options                                    advisory fees
                                             allocate to these                      <--> The variable   ---> and other fund
                                             options in our       We hold                investment          expenses from
                                             general account      amounts you            options invest      the portfolios
                                                                  allocate to these      in the fund's
                                                                  options in our         portfolios
                                                                  separate account
                                            -------------------  -------------------    ----------------    -----------------


                                                                                                            -----------------
                                                                                                             We deduct:
                                                                                                             . cost of
                                                                                                               insurance
                                                                                                             . administrative
                                                                               We make monthly deductions      charge
                                                                             ----------------------------->  . mortality and
                                                                                                             . expense risk
                                                                                                               charge
                                                                                                             . rider charges
                                                                         v
                                            ---------------      -----------------      ----------------    -----------------
                                                                                                            -----------------
                                            Loan account          Accumulated                                We deduct a
                                            Accumulated           value             If you make withdrawal   withdrawal charge
                                            value set aside <-->                    ---------------------->
                                            to secure a           The total value
                                            policy loan           of your policy

                                                                                                            ------------------

                                                                                                            ------------------
                                                                                                             There is no
                                                                                                             surrender charge
                                                                           If you surrender your policy
                                                                          ------------------------------->


                                                                                                            ------------------

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
The premium load is    make. The load is made up of three charges:
explained in more
detail on page 22.     Sales load - 6% of each premium payment during the
                       first 10 policy years and reduced to 4% after the 10th policy year.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
24.                    policy month. When the younger of the two people
                       insured by the policy reaches age 100, the cost of
An example             insurance charge is zero -- in other words, you no
For a policy with:     longer pay any cost of insurance charge.
 . a joint equal age
  of 50                Administrative charge - We deduct a charge of $16 a
 . a face amount of     month during the first five policy years, and $6 a
  $100,000             month thereafter. When the younger of the two people
 . accumulated          insured by the policy reaches age 100, the
  value of $60,000     administrative charge is zero -- in other words, you no
  after deducting      longer pay any administrative charge.
  any outstanding
  loan amount.

The monthly charge     Mortality and expense risk charge - The mortality and
for the face amount    expense risk charge varies depending on your policy's
component of the       face amount, joint equal age on the policy date and
mortality and          accumulated value. It's made up of two components:
expense risk charge
is $10.20              . The face amount component, which we deduct every
(($100,000 / 1,000) X    month during the first 10 policy years at a rate that
0.102).                  is based on the joint equal age and each $1,000 of
                         the initial face amount of your policy.
The monthly charge
for the accumulated    . The accumulated value component, which we deduct
value component is       every month during the first20 policy years at an
$15                      annual rate of 0.30% (0.025% monthly) of your
($60,000 X 0.025%).      policy's accumulated value in the investment options.
The charge in            During policy years 21 and thereafter, we reduce the
policy year 21 (and      annual rate to 0.10% (0.008333% monthly) of the
thereafter) would        accumulated value.
be $5
($60,000 X 0.008333%)  Riders - If you add any riders to your policy, we add
if the policy's        any charges for them to your monthly charge.
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

                      ---------------------------------------------------------
Withdrawal and
surrender charges
                       You can withdraw part of your policy's net cash
Withdrawal charges     surrender value at any time starting on your policy's
are explained in       first anniversary. There is a $25 charge for each
more detail on         withdrawal you make. We deduct this charge
page 35.               proportionately from all of your investment options.

                       If you surrender or cash in your policy, we do not deduct a surrender charge.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER II

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
28, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as a annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table also shows the fund expenses for each portfolio in 1999. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                   --------------------------------------------------------------------
                   Portfolio                Advisory fee Other expenses Total expenses+
                   --------------------------------------------------------------------
                                            As an annual % of average daily net assets
                   Aggressive Equity            0.80          0.05           0.85
                   Emerging Markets/1/          1.10          0.32           1.42
                   Diversified Research/2/      0.90          0.05           0.95
                   Small-Cap Equity             0.65          0.05           0.70
                   International Large-
                    Cap/2/                      1.05          0.15           1.20
                   Bond and Income              0.60          0.06           0.66
                   Equity                       0.65          0.04           0.69
                   I-Net Tollkeeper/2/          1.50          0.15           1.65
                   Multi-Strategy               0.65          0.05           0.70
                   Equity Income                0.65          0.05           0.70
                   Growth LT                    0.75          0.04           0.79
                   Mid-Cap Value                0.85          0.12           0.97
                   Equity Index/3/              0.25          0.05           0.30
                   Small-Cap Index/4/           0.50          0.44           0.94
                   REIT                         1.10          0.18           1.28
                   International Value          0.85          0.16           1.01
                   Government Securities        0.60          0.06           0.66
                   Managed Bond/1/              0.60          0.06           0.66
                   Money Market/1/              0.35          0.05           0.40
                   High Yield Bond/1/           0.60          0.06           0.66
                   Large-Cap Value              0.85          0.12           0.97
                   --------------------------------------------------------------------

                       /1/ Total net expenses for these portfolios in 1999, after deduction of an offset for custodian credits, were: 1.41% for Emerging Markets Portfolio, 0.65% for Managed Bond Portfolio, 0.39% for Money Market Portfolio, and 0.65% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.

                       /3/ The advisory fee for the Equity Index Portfolio has been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee, and total net expenses for this portfolio in 1999 after deduction of an offset for custodian credits, were 0.16% and 0.20%, respectively.

                       /4/ Total net expenses for the Small-Cap Index Portfolio in 1999, after the advisor's reimbursement and deduction of an offset for custodian credits, were 0.75%.

                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

PACIFIC SELECT ESTATE PRESERVER II BASICS

                       When you buy a Pacific Select Estate Preserver II life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting requirements, we can reject it or ask you
policy and confirm     for more information. Once we receive your first
changes you or we      premium payment, the policy has been delivered to you
make to the policy.    and any delivery requirements have been met, we'll
                       consider your policy to be in force. That's when our
Specification pages    obligations under the policy begin.
summarize
information            Your policy will be in force until one of the following
specific to your       happens:
policy at the time     . both people insured by the policy die
the policy is          . the grace period expires and your policy lapses, or
issued.                . you surrender your policy.

                       If your policy is not in force when both people insured
Riders provide         by the policy die, we are not obligated to pay the
extra benefits,        death benefit proceeds to your beneficiary.
some at additional
cost. Not all          Pacific Select Estate Preserver II is a last survivor
riders are             flexible premium variable life insurance policy that
available in every     insures the lives of two people and pays death benefit
state and some         proceeds after both people have died.
riders may only be
added when you         Under a flexible premium life insurance policy, you
apply for your         have the flexibility to choose the amount and frequency
policy.                of your premium payments. You must, however, pay enough
                       premiums to cover the ongoing cost of policy benefits.
Last survivor life
insurance may be       A premium load is deducted from each premium payment
appropriate for two    you make. The resulting net premium is allocated to the
spouses who want to    investment options you choose, and becomes part of your
provide a death        policy's accumulated value.
benefit for their
children.              Charges are deducted from the accumulated value each
                       month to help cover the cost of the policy's death
This may not be the    benefit and other expenses. If there is not enough
right kind of          accumulated value to cover the monthly charge on the
policy for someone     day we make the deduction, your policy may lapse after
who wants to           a grace period - which means you'll no longer have any
provide a death        insurance coverage.
benefit for his or
her spouse. In that    Investment earnings will increase your policy's
case, a policy that    accumulated value, while investment losses will
insures a single       decrease it. The premium payments you'll be required to
life may be more       make to keep your policy in force will be influenced by
appropriate.           the investment results of the investment options you've
                       chosen.
Please discuss your
insurance needs and
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

PACIFIC SELECT ESTATE PRESERVER II BASICS

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load on policies sold
representative for     to our directors or employees, to any of our
a change of owner      affiliates, or to trustees, employees or affiliates of
form. We can           the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

                       Beneficiaries
                       The beneficiary is the person, people, entity or
If you would like      entities you name to receive the death benefit
to change the          proceeds. Here are some things you need to know about
beneficiary of your    naming beneficiaries:
policy, please
contact us or your     . You can name one or more primary beneficiaries who
registered               each receive an equal share of the death benefit
representative for       proceeds unless you tell us otherwise. If one
a change of              beneficiary dies, his or her share will pass to the
beneficiary form.        surviving primary beneficiaries in proportion to the
We can process the       share of the proceeds they're entitled to receive,
change only if we        unless you tell us otherwise.
receive your
instructions in        . You can also name a contingent beneficiary for each
writing.                 primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds if the primary beneficiary dies.

                       . You can choose to make your beneficiary permanent
                         (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

PACIFIC SELECT ESTATE PRESERVER II BASICS

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging and portfolio
customized               rebalancing programs are reported on your quarterly
hypothetical             policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment option, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to          During the free look period, you have the right to
cancel                 cancel your policy and return it to us or your
                       registered representative for a refund.
There are special
rules for the free     The amount of your refund may be more or less than the
look period in         premium payments you've made, depending on the state
certain states.        where you signed your application. We'll always deduct
Here are some          any outstanding loan amount from the amount we refund
examples:              to you.
 . In California the
  free look period     You'll find a complete description of the free look
  ends 30 days         period that applies to your policy on the policy's
  after you receive    cover sheet, or on a notice that accompanied your
  your policy if       policy. Generally, the free look period ends on the
  you're 60 years      latest of the following:
  old or over or if
  you're replacing     . 10 days after you receive your policy (20 days for
  another life           many states if you are replacing another life
  insurance policy.      insurance policy)
 . In Colorado the      . 10 days after we mail or deliver this prospectus
  free look period       which includes a notice of your right of withdrawal
  ends after 15        . 45 days after you complete and sign your policy
  days.                  application.
 . In North Dakota
  the free look        In most states, your refund will be based on the
  period ends after    accumulated value of your policy. In these states,
  20 days.             we'll allocate your net premiums to the investment
 . Pennsylvania         options you've chosen. If you exercise your right to
  requires that you    cancel, your refund will be:
  exercise your
  right to cancel      . any charges or taxes we've deducted from your
  your policy            premiums
  within 10 days       . the net premiums allocated to the fixed options
  after you receive    . the accumulated value allocated to the variable
  it, regardless of      investment options
  the date you         . any monthly charges and fees we've deducted from your
  signed your            policy's accumulated value in the variable investment
  application.           options.

Please call us or
your registered
representative if
you have questions
about your right to
cancel your policy.

                       In some states we're required to refund the premium payments you've made. If you sign your application in one of these states, we'll hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium
                       . when we consider your policy to be in force.
                      ---------------------------------------------------------

                       Effective date
Timing of payments,    The effective date of payments, forms and requests you
forms and requests     send us is usually determined by the day and time we
                       receive the item in proper form at the mailing address
A business day,        that appears on the back cover of this prospectus.
called a valuation
date in your           Planned periodic premium payments, loan requests,
policy, is any day     transfer requests, loan payments or withdrawal or
that the New York      surrender requests that we receive in proper form
Stock Exchange and     before 4:00 p.m. Eastern time on a business day will
our life insurance     normally be effective as of the end of that day, unless
client services        the transaction is scheduled to occur on another
offices are open.      business day. If we receive your payment or request on
It usually ends at     or after 4:00 p.m. Eastern time on a business day, your
4:00 p.m. Eastern      payment or request will be effective as of the end of
time.                  the next business day. If a scheduled transaction falls
                       on a day that is not a business day, we'll process it
The New York Stock     as of the end of the next business day.
Exchange is usually
closed on weekends     Other forms, notices and requests are normally
and on the             effective as of the next business day after we receive
following days:        them in proper form, unless the transaction is
 . New Year's Day,      scheduled to occur on another business day. Change of
  Martin Luther        owner and beneficiary forms are effective as of the day
  King, Jr. Day,       you sign the change form, once we receive them in
  President's Day,     proper form.
  Good Friday,
  Memorial Day,        Proper form
  July Fourth,         We'll process your requests once we receive all
  Labor Day,           letters, forms or other necessary documents, completed
  Thanksgiving Day     to our satisfaction. Proper form may require, among
  and Christmas        other things, a signature guarantee or some other proof
  Day,                 of authenticity. We do not generally require a
and                    signature guarantee, but we may ask for one if it
 . the Friday before    appears that your signature has changed, if the
  New Year's Day,      signature does not appear to be yours, if we have not
  July Fourth or       received a properly completed application or
  Christmas Day if     confirmation of an application, or for other reasons to
  that holiday         protect you and us.
  falls on a
  Saturday
 . the Monday
  following New
  Year's Day, July
  Fourth or
  Christmas Day if
  that holiday
  falls on a Sunday
unless unusual
business conditions
exist, such as the
ending of a monthly
or yearly
accounting period.

Our client services
offices are also
usually closed on
the following days:
 . the Monday before
  New Year's Day,
  July Fourth, or
  Christmas Day, if
  any of these
  holidays falls on
  a Tuesday
 . the Tuesday
  before Christmas
  Day if that
  holiday falls on
  a Wednesday
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

PACIFIC SELECT ESTATE PRESERVER II BASICS

                       When we make payments and transfers
                       We'll normally send the proceeds of transfers,
To request payment     withdrawals, loans, surrenders, exchanges and death
of death benefit       benefit payments within seven days after the effective
proceeds, send us      date of the request. We may delay payments and
proof of death and     transfers, or the calculation of payments and transfers
payment                based on the value in the variable investment options
instructions.          under unusual circumstances, for example, if:

                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of policy
                         owners.

                       We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                       We pay interest at an annual rate of at least 4% on death benefit proceeds, calculated from the day the last surviving person insured by the policy dies to the day we pay the proceeds.

                      ---------------------------------------------------------
Telephone              You can make loans or transfers and give us
transactions           instructions regarding the dollar cost averaging
                       program or portfolio rebalancing program, by telephone any time after the free look period as long as we have your signed authorization form on file.

                       Here are some things you need to know about telephone transactions:

                       . You must complete a telephone authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone authorization. We'll take instructions from any owner.
                       . We may use any reasonable method to confirm that your
                         telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                       We'll send you a written confirmation of each telephone transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone authorization form, you agree that:

                       . we can accept and act upon instructions you give us
                         over the telephone
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers four death benefit options, Options
Your policy's          A, B, C and D. The option you choose will generally
initial amount of      depend on which is more important to you: a larger
insurance coverage     death benefit or building the accumulated value of your
is its initial face    policy.
amount. We
determine the face     Here are some things you need to know about the death
amount based on        benefit:
instructions
provided in your       . You choose your death benefit option on your policy
application.             application.

The minimum face       . If you do not choose a death benefit option, we'll
amount when a            assume you've chosen Option A.
policy is issued is
usually $100,000,      . The death benefit will always be the greater of the
but we may reduce        death benefit under the option you choose or the
this in some             guideline minimum death benefit.
circumstances.
                       . The death benefit will never be lower than the face
You'll find your         amount of your policy if you've chosen Option A, B or
policy's face            D. Of course, the death benefit proceeds will always
amount, which            be reduced by any outstanding loan amount.
includes any
increases or           . We'll pay the death benefit proceeds to your
decreases, in the        beneficiary when we receive proof of the deaths of
specification pages      both of the people insured by the policy.
in your policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A -  the        Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

THE DEATH BENEFIT

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline
minimum death
benefit
                       The guideline minimum death benefit is the minimum
If your policy's       death benefit needed for your policy to qualify as life
death benefit is       insurance under Section 7702 of the Internal Revenue
equal to the           Code. If the amount of the death benefit under the
guideline minimum      option you choose is less than the guideline minimum
death benefit, and     death benefit, we'll adjust your death benefit to equal
the net amount at      the guideline minimum death benefit.
risk is more than
three times the        We calculate the guideline minimum death benefit by
death benefit on       multiplying the accumulated value of your policy by a
the policy date, we    death benefit percentage. This percentage is based on
may reduce the         the age of the younger person insured by the policy,
death benefit by       and will increase over time. You'll find a table of
making withdrawals     guideline minimum death benefit percentages in Appendix
from your policy.      C.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the
death benefit
                       We calculate the amount of the death benefit proceeds
Your beneficiary       as of the end of the day the last surviving person
can choose to          insured by the policy dies. If that person dies on a
receive the death      day that is not a business day, we calculate the
benefit proceeds in    proceeds as of the next business day.
a lump sum or use
it to buy an income    Your policy's beneficiary must send us proof that both
benefit. Please see    people insured by the policy died while the policy was
the discussion         in force, along with payment instructions. If both
about income           people insured by the policy die at the same time, or
benefits in General    if it's not clear who died first, we'll assume the
information about      younger of the two died first.
your policy.
                       Death benefit proceeds equal the total of the death
It is important        benefits provided by your policy and any riders you've
that we have a         added, minus any outstanding loan amount, minus any
current address for    overdue charges.
your beneficiary so
that we can pay        We'll pay interest at an annual rate of at least 4% on
death benefit          the death benefit proceeds, calculated from the day the
proceeds promptly.     last surviving person insured by the policy dies to the
If we cannot pay       day we pay the proceeds. In some states we may pay a
the proceeds to        higher rate of interest if required by law.
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
 . the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
 . face amount is
  $1,000,000
 . accumulated value
  at year 20 is
  $600,000
 . total premiums
  paid into the
  policy at year 20
  is $300,000
 . the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
 . the death benefit
  factor for Option
  D at year 20 is
  108.4%
 . the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

                  ------------------------------------------------------------------------------------------
                  Example A                               The death benefit is the larger
                                                          of these two amounts
                                                          -------------------------------
                  Death                                   Death benefit   Guideline       Net amount at risk
                  benefit     How it's                    under           minimum         used for cost of
                  option      calculated                  the option      death benefit   insurance charge
                  ------------------------------------------------------------------------------------------
                  Option A    Face amount                  $1,000,000       $720,000         $396,736.94
                  Option B    Face amount plus
                              accumulated value            $1,600,000       $720,000         $994,779.11
                  Option C    Face amount plus
                              premiums less distributions  $1,300,000       $720,000         $695,758.03
                  Option D    Face amount times
                              death benefit factor         $1,084,000       $720,000         $480,462.85
                  ------------------------------------------------------------------------------------------

Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,600,000
($1,400,000 times a
death benefit
factor of 120%).

                  ------------------------------------------------------------------------------------------
                  Example B                               The death benefit is the larger
                                                          of these two amounts
                                                          -------------------------------
                  Death                                   Death benefit   Guideline       Net amount at risk
                  benefit     How it's                    under           minimum         used for cost of
                  option      calculated                  the option      death benefit   insurance charge
                  ------------------------------------------------------------------------------------------
                  Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                  Option B    Face amount plus
                              accumulated value            $2,400,000      $1,680,000        $992,168.66
                  Option C    Face amount plus
                              premiums less distributions  $1,300,000      $1,680,000        $274,518.06
                  Option D    Face amount times
                              death benefit factor         $1,084,000      $1,680,000        $274,518.06
                  --------------------------------------------------------------------------------------

                       ---------------------------------------------------------
Changing your death     You can change your death benefit option after your
benefit option          fifth policy year. Here's how it works:

We will not change      . You can change the death benefit once in any policy
your death benefit        year.
option if it means      . You must send us your request in writing.
your policy will be     . You can only change to Option A or Option B.
treated as a            . The change will become effective on the first monthly
modified endowment        payment date after we receive your request. If we
contract, unless          receive your request on a monthly payment date, we'll
you've told us in         process it that day.
writing that this       . The face amount of your policy will change by the
would be acceptable       amount needed to make the death benefit under the new
to you. Modified          option equal the death benefit under the old option
endowment contracts       just before the change. We will not let you change
are discussed in          the death benefit if doing so means the face amount
Variable life             of your policy will become less than $100,000. We may
insurance and your        waive this minimum amount under certain
taxes.                    circumstances.
                        . Changing the death benefit option can also affect the
Net amount at risk        monthly cost of insurance charge since this charge
is the difference         varies with the net amount at risk.
between the death       . The new death benefit option will be used in all
benefit that would        future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be
treated as a
modified endowment
contract, unless
you've told us in
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders        There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
We offer other         available in every state, and some riders may only be
variable life          added when you apply for your policy.
insurance policies
which provide          . Last survivor added protection benefit
insurance                Provides level or varying term insurance on the two
protection on the        people insured by the policy.
lives of two people
or on the life of      . Individual annual renewable term rider
one person. The          Provides level or varying term insurance on either or
loads and charges        both people insured by the policy.
on these policies
may be different.      . Enhanced policy split option rider
Combining a policy       Available only to married couples, it splits the
and a rider,             policy into two individual policies without evidence
however, may be          of insurability under certain circumstances.
more economical
than adding another    . Policy split option rider
policy. It may also      Splits the policy into two individual policies with
be more economical       evidence of insurability.
to provide an
amount of insurance    . Accelerated living benefits rider
coverage through a       Gives the policy owner access to a portion of the
policy alone.            policy's death benefit if the last surviving person
                         insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                       Certain restrictions may apply and are described in the
                       rider or benefit. We'll add any rider charges to the
Ask your registered    monthly charge we deduct from your policy's accumulated
representative for     value.
more information
about the riders
available with the
policy, or about
other kinds of life
insurance policies
offered by Pacific
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic
premium payments
                       You can schedule the amount and frequency of your
                       premium payments. We refer to scheduled premium
Even if you pay all    payments as your planned periodic premium. Here's how
your premiums when     it works:
they're scheduled,
your policy could      . On your application, you choose a fixed amount of at
lapse if the             least $50 for each premium payment.
accumulated value,
less any               . You indicate whether you want to make premium
outstanding loan         payments annually, semi-annually, or quarterly. You
amount, is not           can also choose monthly payments using our monthly
enough to pay your       Uni-check plan, which is described below.
monthly charges.
Turn to Your           . We send you a notice to remind you of your scheduled
policy's                 premium payment (except for monthly Uni-check
accumulated value        payments, which are paid automatically). While you do
for more                 not have to make the premium payments you've
information.             scheduled, not making a premium payment may have an
                         impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

HOW PREMIUMS WORK

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
Your net premium is    make. The load is made up of three charges:
your premium
payment less the       Sales load
premium load.          During the first 10 years of your policy, we deduct a
                       6% sales load from each premium payment you make. The sales load is reduced to 4% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your
premiums
                       We generally allocate your net premiums to the
There are special      investment options you've chosen on your application on
restrictions when      the day we receive them. We currently limit your
allocating premiums    allocations to 20 investment options at one time.
to the Fixed LT
account.               When we allocate your first premium depends on the
                       state where you signed your policy application. If you
Please turn to Your    signed your application in a state that requires us to
investment options     return the premiums you've paid, we'll hold your net
for more               premiums in the Money Market investment option until
information about      the free look transfer date, and then transfer them to
the investment         the investment options you've chosen.
options.
                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If accepting the premium means your policy will no
policy, you can ask     longer qualify as life insurance for federal income
us or your              tax purposes.
registered
representative for     The total amount you can pay in premiums and still have
a personalized         your policy qualify as life insurance is your policy's
illustration that      guideline premium limit. The sum of the premiums paid,
will show you the      less any withdrawals, at any time cannot exceed the
guideline single       guideline premium limit, which is the greater of:
premium and
guideline level        . the guideline single premium or
annual premiums.       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.
                      ---------------------------------------------------------

Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge covers the cost of providing you with life
premium payments,      insurance protection. Like other policy charges, we may
or taking out a        profit from the cost of insurance charge and may use
loan all affect the    these profits for any lawful purpose such as the
accumulated value      payment of distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver II policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
An example
                       How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
 . a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
 . a face amount of
  $100,000             . Face amount component We deduct a face amount
 . accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $10.20
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.102).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
 .008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing, sending a     investment options you've chosen. Amounts allocated to
fax, or, if we have    the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone              are held in our separate account.
authorization form
on file, by calling    You choose your initial investment options on your
us at 1-800-800-       application. If you choose more than one investment
7681. Or you can       option, you must tell us the dollar amount or
ask your registered    percentage you want to allocate to each option. You can
representative to      change your premium allocation instructions at any
contact us.            time.

You'll find            The investment options you choose, and how they
information about      perform, will affect your policy's accumulated value
when we allocate       and may affect the death benefit. Please review the
net premiums to        investment options carefully and ask your registered
your investment        representative to help you choose the right ones for
options in How         your goals and tolerance for risk. Make sure you
premiums work.         understand any costs you may pay directly and
                       indirectly on your investment options because they will
Your policy's          affect the value of your policy.
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options
                       You can choose from 21 variable investment options.
Variable investment    Each variable investment option is set up as a variable
options are also       account under our separate account and invests in a
known as variable      corresponding portfolio of the Pacific Select Fund.
accounts. These        Each portfolio invests in different securities and has
variable accounts      its own investment goals, strategies and risks. The
are divisions of       value of each portfolio will fluctuate with the value
our separate           of the investments it holds, and returns are not
account. We bear       guaranteed. Your policy's accumulated value will
the direct             fluctuate depending on the investment options you've
operating expenses     chosen. You bear the investment risk of any variable
of our separate        investment options you choose.
account. For more
information about      The following chart is a summary of the Pacific Select
how these accounts     Fund portfolios. You'll find detailed descriptions of
work, see              the portfolios in the Pacific Select Fund prospectus
About Pacific Life.    that accompanies this prospectus. There's no guarantee
                       that a portfolio will achieve its investment objective.
We're the              You should read the fund prospectus carefully before
investment adviser     investing.
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.

Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.

Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the U.S.

Small-Cap Equity         Growth of capital.           Equity securities of smaller and   Capital Guardian
 (formerly called                                     medium-sized companies.            Trust Company
 Growth)

International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.

Bond and Income*         Total return and income      A wide range of fixed income       Goldman Sachs Asset
                         consistent with prudent      securities with varying terms to   Management
                         investment management.       maturity, with an emphasis
                                                      on long-term bonds.

Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.

I-Net Tollkeeper         Long-term growth of          Equity securities of companies     Goldman Sachs Asset
                         capital.                     which use, support, or relate      Management
                                                      directly or indirectly to use of
                                                      the Internet. Such companies
                                                      include those in the media,
                                                      telecommunications, and
                                                      technology sectors.

Multi-Strategy           High total return.           A mix of equity and fixed income   J.P. Morgan
                                                      securities.                        Investment
                                                                                         Management Inc.

Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying U.S.  Investment
                                                      companies.                         Management Inc.

Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any size.   Corporation
                         preservation of capital.

Mid-Cap Value            Capital appreciation.        Equity securities of medium-sized  Lazard Asset
                                                      U.S. companies believed to be      Management
                                                      undervalued.

Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Standard  Management US
                         return of common stocks      & Poor's 500 Composite Stock
                         publicly traded in the U.S.  Price Index.

Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Russell   Management US
                         return of an index of small  2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-     Equity securities of real estate   Morgan Stanley
                         term capital appreciation.   investment trusts.                 Asset Management

International Value      Long-term capital            Equity securities of companies of  Morgan Stanley
 (formerly called        appreciation primarily       any size located in developed      Asset Management
 International)          through investment in        countries outside of the U.S.
                         equity securities of
                         corporations domiciled in
                         countries other than the
                         U.S.

Government Securities    Maximize total return        Fixed income securities that are   Pacific Investment
                         consistent with prudent      issued or guaranteed by the U.S.   Management Company
                         investment management.       government, its agencies or
                                                      government-sponsored enterprises.

Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.

Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.

High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to long
                                                      terms to maturity.

Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management
                         of secondary importance.                                        Inc

* The fund's board of trustees has approved a proposed reorganization of this portfolio into the Managed Bond Portfolio, subject to the approval of the shareholders of this portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place in the summer of 2000. If the reorganization occurs, shareholders of this portfolio would become shareholders of the Managed Bond Portfolio, and this Bond and Income Portfolio would cease to exist.

YOUR INVESTMENT OPTIONS

An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver II    the unit value calculated on your monthly payment date.
basics.                If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver II.          these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options earn
prospectus about         interest on a daily basis, using a 365-day year. Our
these options.           minimum annual interest rate is 4%.
However, other         . We may offer a higher annual interest rate on the
federal securities       fixed options. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and       . There are no investment risks or direct charges.
completeness of the    . There are limitations on when and how much you can
disclosure about         transfer from the fixed options. These limitations
these options. For       are described below in Transferring among investment
more information         options.
about the general      . We may limit the total amount you allocate to the
account, see About       Fixed LT account for all Pacific Life policies you
Pacific Life.            own to $1,000,000 in any 12-month period, and
                         transfer any amount over $1,000,000 to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone transfer, or by signing up
requires us to         for one of our automatic transfer programs. You'll find
refund your            more information about making telephone transfers in
premiums when you      Pacific Select Estate Preserver II basics.
exercise your right
to cancel, you can     Transfers will normally be effective as of the end of
make transfers and     the business day we receive your written or telephone
use transfer           request.
programs only after
the free look          Here are some things you need to know about making
transfer date. For     transfers:
more information,
please see Pacific     . Your policy's accumulated value may be invested in up
Select Estate            to 20 investment options at one time.
Preserver II           . If you're making transfers between variable
basics.                  investment options, there is no minimum amount
                         required and you can make as many transfers as you
If you live in           like.
Connecticut,           . You can make transfers from the variable investment
Georgia, Maryland,       options to the fixed options only in the policy month
North Carolina,          right before each policy anniversary.
North Dakota, or       . You can only make one transfer from each fixed option
Pennsylvania, you        in any 12-month period, except if you've signed up
can make a transfer      for the first year transfer program.
to the fixed           . You can only transfer up to the greater of $5,000 or
options any time         25% of your policy's accumulated value in the Fixed
during the first 18      account in any 12-month period.
months of your         . You can only transfer up to the greater of $5,000 or
policy.                  10% of your policy's accumulated value in the Fixed
                         LT account in any 12-month period.
You'll find more       . Currently, there is no charge for making a transfer
about the first          but we may charge you in the future.
year transfer          . There is no minimum required value for the investment
program later in         option you're transferring to or from.
this section.          . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and porfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units        . You need to complete a request form to enroll in the
when unit values         program. You may enroll by telephone if you have a
are higher. This         completed telephone authorization form on file.
allows you to          . You must have at least $5,000 in a variable
average the cost of      investment option to start the program.
investments over       . We'll automatically transfer accumulated value from
time. Investing          one variable investment option to one or more of the
this way does not        other variable investment options you've selected.
guarantee profits      . We'll process transfers as of the end of the business
or prevent losses.       day on your policy's monthly, quarterly, semi-annual
                         or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You enroll in the program by sending us a written
relatively lower         signed request or a completed automatic rebalancing
returns.                 form. You may enroll by telephone if you have a
                         completed telephone authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

YOUR INVESTMENT OPTIONS

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------

Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Taking out a loan
                       You can borrow money from us any time while your policy
The amount in the      is in force either by sending us a request in writing,
loan account, plus     or over the telephone. You'll find more information
any interest you       about requesting a loan by telephone in Pacific Select
owe, is referred to    Estate Preserver II basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.
and may affect the     . Interest owing on the amount you've borrowed accrues
death benefit.           daily at an annual rate of 4.5% during the first 10
                         years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in
policy year 13         . 100% of the accumulated value in the fixed options,
with:                    plus 90% of the accumulated value in the variable
 . accumulated value      investment options.
  of $100,000
 . a most recent        . the result of a x (b / c) - d, where:
  monthly charge of
  $100                   a = the accumulated value of your policy less 12
 . an outstanding             times the most recent monthly charge
  loan amount of         b = 1.04
  $50,000                c = 1.045 during the first 10 policy years, and
                             1.0425 during policy year 11 and thereafter
The maximum amount       d = any outstanding loan amount.
you can borrow is
$48,327.24             Paying off your loan
(($100,000 - $1200)    You can pay off all or part of the loan any time while
X (1.04 / 1.0425)-     your policy is in force. Unless you tell us otherwise,
$50,000)               we'll transfer any loan payments you make
                       proportionately to your investment options according to
                       your most recent allocation instructions.
If you live in
Connecticut, the       While you have an outstanding loan, we'll treat any
minimum amount you     money you send us as a premium payment unless you tell
can borrow is $200.    us in writing that it's a loan repayment.
If you live in
Oregon, the minimum
amount is $250.

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan
                       account is not available to help pay for any policy
                       charges. If, after deducting your outstanding loan
                       amount, there is not enough accumulated value in your
                       policy to cover the policy charges, your policy could
                       lapse. You may need to make additional premium payments
                       or loan repayments to prevent your policy from lapsing.
                      ---------------------------------------------------------

Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
 . the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

WITHDRAWALS, SURRENDERS AND LOANS

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, it is added to the outstanding loan amount and
loans may affect       begins accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.
benefit.
                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your
policy
                       You can surrender or cash in your policy at any time
You can choose to      while either of the two people insured by the policy is
receive your money     still living. Your policy's cash surrender value is its
in a lump sum or       accumulated value. The net cash surrender value equals
use it to buy an       your policy's cash surrender value after deducting any
income benefit.        outstanding loan amount.
Please see the
discussion about       Here are some things you need to know about
income benefits in     surrendering your policy:
General information
about your policy.     . You must send us your policy and a written request.
                       . We'll send you the policy's net cash surrender value.
                         There's no surrender charge.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver II policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

GENERAL INFORMATION ABOUT YOUR POLICY

                      ---------------------------------------------------------
Errors on your
application
                       If the age or gender of either person insured by your
If unisex cost of      policy is stated incorrectly on your application, we'll
insurance rates        adjust the face amount to reflect the correct age or
apply to your          gender. Here's how we'll do it:
policy, we will not
adjust the face        . Using the monthly cost of insurance rate for the
amount if we             policy year in which we discover the mistake, we'll
discover that            multiply the face amount by the rate based on the
gender has been          incorrect age or gender. We'll then divide the result
stated incorrectly       by the monthly cost of insurance rate that's based on
on your                  the correct age or gender.
application.           . We'll calculate accumulated value using cost of
                         insurance, rider and benefit charges based on the correct age and gender, for all policy months following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your
policy as
collateral
                       You can assign your policy as collateral to secure a
Assigning a policy     loan, mortgage, or other kind of debt. Here's how it
that's a modified      works:
endowment contract
may generate           . An assignment does not change the ownership of the
taxable income and       policy.
a 10% penalty tax.     . After the policy has been assigned, your rights and
                         the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It's based on the Internal Revenue Code (the tax code) and does not cover any state or local tax laws.

                       This is not a complete discussion of all federal income tax questions that may arise under the policy. There are special rules that we do not include here that may apply in certain situations.

                       We do not know whether the current treatment of life
The tax                insurance policies under current federal income tax or
consequences of        estate or gift tax laws will continue. We also do not
owning a policy or     know whether the current interpretations of the laws by
receiving proceeds     the IRS or the courts will remain the same. Future
from it may vary by    legislation may adversely change the tax treatment of
jurisdiction and       life insurance policies, other tax consequences
according to the       described in this discussion or tax consequences that
circumstances of       relate directly or indirectly to life insurance
each owner or          policies.
beneficiary.
                       We do not make any guarantees about the tax status of
Speak to a             your policy, and you should not consider the discussion
qualified tax          that follows to be tax advice.
adviser for
complete
information about
federal, state and
local taxes that      ---------------------------------------------------------
may apply to you.

Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless the separate account
rules.                 follows certain rules requiring diversification of
                       investments underlying the policy. In addition, the IRS
For more               requires that the policyholder does not have control
information about      over the underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the attached        investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
                         exposure to the alternative minimum tax and the
Section 59A of the       environmental tax.
tax code deals with
the environmental
tax.

                      ---------------------------------------------------------
                       The tax treatment of your policy will depend upon
Conventional life      whether it is a type of contract known as a modified
insurance policies     endowment contract. We describe modified endowment
                       contracts later in this section. If your policy is not
Under Section 7702A    a modified endowment contract, it will be treated as a
of the tax code,       conventional life insurance policy and will have the
policies that are      following tax treatment:
not classified as
modified endowment     Surrendering your policy
contracts are taxed    When you surrender, or cash in, your policy, you'll
as conventional        generally be taxed on the difference, if any, between
life insurance         the cash surrender value and the cost basis in your
policies.              policy.

The cost basis in      Making a withdrawal
your policy is         If you make a withdrawal after your policy has been in
generally the          force for 15 years, you'll only be taxed on the amount
premiums you've        you withdraw that exceeds the cost basis in the policy.
paid plus any
taxable                Special rules apply if you make a withdrawal within the
distributions less     first 15 policy years and it's accompanied by a
any withdrawals or     reduction in benefits. In this case, there is a special
premiums previously    formula under which you may be taxed on all or a
recovered that were    portion of the withdrawal amount.
not taxable.
                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount.
                       The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.
                      ---------------------------------------------------------

Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver II policy may or may not be a modified
your policy, like a    endowment contract, depending on the amount of premiums
change in the death    paid during the policy's first seven contract years or
benefit, we may        after a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.
                      ---------------------------------------------------------

                       Accelerated living benefits rider
Policy riders          Amounts received under this rider should be generally
                       excluded from taxable income under Section 101(g) of
Please see the         the tax code.
discussion of
optional riders in     Benefits under the rider will be taxed, however, if
The death benefit.     they are paid to someone other than a person insured by
                       the policy, and either person insured by the policy:
Please consult with
your tax adviser if    . is a director, officer or employee of the person
you want to              receiving the benefit, or
exercise your          . has a financial interest in a business of the person
rights under either      receiving the benefit.
of these riders.
                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 1999, we had over $101 billion of individual life insurance in force and total admitted assets of approximately $48.2 billion. We are ranked the 16th largest life insurance carrier in the U.S. in terms of 1999 admitted assets.

                       The Pacific Life family of companies has total assets under management of $315 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD) (formerly
distributed            called Pacific Mutual Distributors, Inc.), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

ABOUT PACIFIC LIFE

                       Commissions are based on "target" premiums we
                       determine. The commission we pay will vary with the
                       agreement, but the most common schedule of commissions
Targets are based      we pay is:
on the joint equal
age on the policy      . 30% of premiums paid up to the first target premium
date and each          . 25% of the premiums paid under targets 2 through 5
$1,000 of the          . 4% of premiums paid in excess of targets 1 through 5
initial face amount      in policy years 1 through 10
of your policy. The    . 3% of premiums paid thereafter.
targets range from
$2.28 to $59.00 for    We may pay broker-dealers an annual renewal commission
each $1,000 of         of up to 0.20% of a policy's accumulated value less any
initial face           outstanding loan amount. We calculate the renewal
amount.                amount monthly and it becomes payable on each policy
                       anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

ABOUT PACIFIC LIFE

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include
                       a summary of the action we took and our reasons for it in the next report to policy owners.
                      ---------------------------------------------------------

                       We will provide you with illustrations based on
Illustrations          different sets of assumptions upon your request. You
                       can request such illustrations at any time.
If you ask us,         Illustrations may help you understand how your policy
we'll provide you      values would vary over time based on different
with different         assumptions. We have filed examples of such an
kinds of               illustration as an exhibit to the registration
illustrations.         statement that relates to the policy on file with the
                       SEC.
 . Illustrations
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

ABOUT PACIFIC LIFE

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver II, under the
                       Securities Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C.
                       They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Executive Vice President and Chief Financial
  Director and         Officer of Pacific Life, April 1991 to January 1995; Director and President of
  President            Pacific LifeCorp, August 1997 to present; Director and President of Pacific Mutual
                       Holding Company, August 1997 to present; President (since February 1999) and Former
                       Trustee of Pacific Select Fund; Management Board Member of PIMCO Advisors L.P.,
                       December 1997 to present; Former Equity Board Member of PIMCO Advisors L.P.; Former
                       Director of Pacific Corinthian Life Insurance Company; Director of Pacific Life &
                       Annuity Company; and similar positions with other affiliated companies of Pacific
                       Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer and Treasurer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present: Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of: Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life, Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

                      ---------------------------------------------------------
Financial              The next several pages contain the statement of net
statements             assets of the Pacific Select Exec Separate Account as
                       of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for each of the three years ended December 31, 1999, which are included in this prospectus so you can assess our ability to meet our obligations under the policies. Unaudited financial statements for Pacific Life as of March 31, 2000 and for the three months ended March 31, 2000 and 1999 are also included.

Experts               ---------------------------------------------------------
                       The consolidated financial statements of Pacific Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-   Equity   Growth  Mid-Cap   Equity  Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy  Income     LT     Value    Index     Index
                    Variable  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account   Account  Account  Account  Account  Account  Account  Account  Account  Account   Account
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive
 Equity Portfolio
 (2,270 shares;
 cost $28,345)...   $33,035
 Emerging Markets
 Portfolio
 (1,900 shares;
 cost $14,846)...             $19,910
 Growth Portfolio
 (9,705 shares;
 cost $225,194)..                      $289,069
 Bond and Income
 Portfolio
 (630 shares;
 cost $7,935)....                                $6,997
 Equity Portfolio
 (1,589 shares;
 cost $48,734)...                                        $59,599
 Multi-Strategy
 Portfolio
 (8,946 shares;
 cost $134,934)..                                                 $151,897
 Equity Income
 Portfolio
 (8,125 shares;
 cost $186,348)..                                                          $225,466
 Growth LT
 Portfolio
 (11,253 shares;
 cost $266,532)..                                                                   $536,446
 Mid-Cap Value
 Portfolio
 (496 shares;
 cost $5,142)....                                                                             $5,208
 Equity Index
 Portfolio
 (11,315 shares;
 cost $298,365)..                                                                                     $434,565
 Small-Cap Index
 Portfolio
 (547 shares;
 cost $5,759)....                                                                                               $6,426
Receivables:
 Due from Pacific
 Life Insurance
 Company.........                  45        27               53         5       19      131       4                 1
 Fund shares
 redeemed........        26                                                                                 88
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    33,061    19,955   289,096   6,997   59,652   151,902  225,485  536,577   5,212   434,653   6,427
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........        26                                                                                 88
 Fund shares
 purchased.......                  45        27               53         5       19      131       4                 1
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        26        45        27               53         5       19      131       4        88       1
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $33,035   $19,910  $289,069  $6,997  $59,599  $151,897 $225,466 $536,446  $5,208  $434,565  $6,426
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                      Govern-                       High
                             Inter-     ment    Managed   Money    Yield   Large-Cap
                     REIT   national Securities   Bond    Market    Bond     Value   Variable Variable Variable Variable
                   Variable Variable  Variable  Variable Variable Variable Variable  Account  Account  Account  Account
                   Account  Account   Account   Account  Account  Account   Account     I        II      III       IV
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio
 (276 shares;
 cost $2,783)....   $2,643
 International
 Portfolio
 (11,651 shares;
 cost $188,119)..           $215,349
 Government
 Securities
 Portfolio
 (2,200 shares;
 cost $23,386)...                     $22,218
 Managed Bond
 Portfolio
 (11,058 shares;
 cost $120,723)..                               $114,197
 Money Market
 Portfolio
 (13,001 shares;
 cost $131,293)..                                        $131,046
 High Yield Bond
 Portfolio
 (5,450 shares;
 cost $50,328)...                                                 $48,032
 Large-Cap Value
 Portfolio
 (485 shares;
 cost $5,320)....                                                           $5,378
 Brandes
 International
 Equity Portfolio
 (640 shares;
 cost $8,485)....                                                                     $9,927
 Turner Core
 Growth Portfolio
 (943 shares;
 cost $19,237)...                                                                             $21,622
 Frontier Capital
 Appreciation
 Portfolio
 (401 shares;
 cost $6,298)....                                                                                       $8,463
 Enhanced U.S.
 Equity Portfolio
 (286 shares;
 cost $5,315)....                                                                                                $6,005
Receivables:
 Due from Pacific
 Life Insurance
 Company.........        4        74        3                                    2                                    7
 Fund shares
 redeemed........                                      3      209      11
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    2,647   215,423   22,221    114,200  131,255  48,043    5,380     9,927   21,622    8,463    6,012
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........                                      3      209      11
 Fund shares
 purchased.......        4        74        3                                    2                                    7
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        4        74        3          3      209      11        2                                    7
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,643  $215,349  $22,218   $114,197 $131,046 $48,032   $5,378    $9,927  $21,622   $8,463   $6,005
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-    Equity    Growth    Mid-Cap    Equity   Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy   Income      LT       Value     Index      Index
                    Variable  Variable Variable Variable Variable Variable  Variable  Variable  Variable   Variable  Variable
                    Account   Account  Account  Account  Account  Account   Account   Account  Account (1) Account  Account (1)
                   ------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......    $2,297       $60  $24,357     $647   $2,430  $12,175   $18,449    $24,658     $10      $5,600      $95
                   ------------------------------------------------------------------------------------------------------------
Net Investment
Income...........     2,297        60   24,357      647    2,430   12,175    18,449     24,658      10       5,600       95
                   ------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)  17,437     (147)   1,715    1,903     8,208     25,696     (70)     16,677       37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681   51,373     (970)   8,860   (4,391)   (1,356)   195,153      66      45,834      667
                   ------------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     4,096     6,388   68,810   (1,117)  10,575   (2,488)    6,852    220,849      (4)     62,511      704
                   ------------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......    $6,393    $6,448  $93,167    ($470) $13,005   $9,687   $25,301   $245,507      $6     $68,111     $799
                   ------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                         Govern-                        High
                                Inter-     ment    Managed    Money    Yield    Large-Cap
                      REIT     national Securities   Bond     Market    Bond      Value    Variable Variable Variable Variable
                    Variable   Variable  Variable  Variable  Variable Variable  Variable   Account  Account  Account  Account
                   Account (1) Account   Account   Account   Account  Account  Account (1)    I        II      III       IV
                   -----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......      $82      $7,401    $1,278    $8,539    $4,600   $3,845      $20        $312   $1,181     $243     $474
                   -----------------------------------------------------------------------------------------------------------
Net Investment
Income...........       82       7,401     1,278     8,539     4,600    3,845       20         312    1,181      243      474
                   -----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....      (15)      8,072         9       353       259   (1,968)      29         254      277      224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (140)     23,374    (1,640)  (10,865)     (137)    (533)      58       1,374    1,904    1,903      141
                   -----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     (155)     31,446    (1,631)  (10,512)      122   (2,501)      87       1,628    2,181    2,127      787
                   -----------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     ($73)    $38,847     ($353)  ($1,973)   $4,722   $1,344     $107      $1,940   $3,362   $2,370   $1,261
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging            Bond and            Multi-    Equity    Growth     Mid-Cap    Equity
                     Equity   Markets    Growth    Income   Equity   Strategy   Income      LT        Value     Index
                    Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable   Variable   Variable
                    Account   Account   Account   Account  Account   Account   Account   Account   Account (1) Account
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........    $2,297       $60    $24,357     $647   $2,430    $12,175   $18,449   $24,658       $10      $5,600
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)    17,437     (147)   1,715      1,903     8,208    25,696       (70)     16,677
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681     51,373     (970)   8,860     (4,391)   (1,356)  195,153        66      45,834
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448     93,167     (470)  13,005      9,687    25,301   245,507         6      68,111
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315     31,800    1,814    7,890     13,459    27,427    46,518     1,020      69,793
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)   (11,435)    (439)  (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)
 Transfers in
 (from other
 variable
 accounts).......    29,901    25,855    227,823    6,748   59,920     23,609    71,635   186,813     7,393     156,344
 Transfers out
 (to other
 variable
 accounts).......   (25,109)  (24,440)  (239,257)  (5,539) (36,551)   (18,440)  (63,749) (134,957)   (2,988)   (122,161)
 Transfers--
 other...........      (577)     (432)   (12,699)    (399)    (700)    (4,335)  (12,898)  (17,789)      (72)    (21,467)
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390     (3,768)   2,185   28,528      8,212    12,298    63,662     5,202      63,267
                   ----------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......    15,269     9,838     89,399    1,715   41,533     17,899    37,599   309,169     5,208     131,378
                   ----------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............    17,766    10,072    199,670    5,282   18,066    133,998   187,867   227,277               303,187
                   ----------------------------------------------------------------------------------------------------
End of Year......   $33,035   $19,910   $289,069   $6,997  $59,599   $151,897  $225,466  $536,446    $5,208    $434,565
                   ----------------------------------------------------------------------------------------------------
                    Small-Cap
                      Index
                    Variable
                   Account (1)
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........        $95
 Net realized
 gain (loss) from
 security
 transactions....         37
 Net unrealized
 appreciation
 (depreciation)
 on investments..        667
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..        799
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........      1,576
 Transfers--
 policy charges
 and deductions..       (168)
 Transfers in
 (from other
 variable
 accounts).......     17,438
 Transfers out
 (to other
 variable
 accounts).......    (13,186)
 Transfers--
 other...........        (33)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      5,627
                   -----------
NET INCREASE IN
NET ASSETS.......      6,426
                   -----------
NET ASSETS
Beginning of
Year.............
                   -----------
End of Year......     $6,426
                   -----------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Govern-                         High
                                Inter-      ment    Managed    Money     Yield     Large-Cap
                      REIT     national  Securities   Bond     Market     Bond       Value    Variable Variable  Variable Variable
                    Variable   Variable   Variable  Variable  Variable  Variable   Variable   Account  Account   Account  Account
                   Account (1) Account    Account   Account   Account   Account   Account (1)    I        II       III       IV
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $82      $7,401    $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       (15)      8,072         9        353       259   (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)     23,374    (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903      141
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)     38,847      (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370    1,261
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327      29,734     3,788     15,623   255,115    9,673        915      1,409    1,432     1,411      885
 Transfers--
 policy charges
 and deductions..       (65)     (8,874)   (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers in
 (from other
 variable
 accounts).......     3,247     121,103    12,668     65,597   466,728   44,998      6,201      5,989   17,199     3,714    8,944
 Transfers out
 (to other
 variable
 accounts).......      (771)   (114,670)   (7,771)   (59,239) (643,243) (46,917)    (1,608)      (632)  (2,837)   (2,450)  (9,539)
 Transfers--
 other...........       (22)     (7,931)   (2,206)    (2,730)  (11,504)  (1,940)       (60)       (67)    (192)     (707)    (273)
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716      19,362     5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641     (242)
                   ---------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......     2,643      58,209     5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011    1,019
                   ---------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............               157,140    17,149    101,864    69,107   43,370                 1,522    2,948     4,452    4,986
                   ---------------------------------------------------------------------------------------------------------------
End of Year......    $2,643    $215,349   $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Aggressive Emerging            Bond and            Multi-    Equity    Growth    Equity
                            Equity   Markets    Growth    Income   Equity   Strategy   Income      LT      Index
                           Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account  Account   Account   Account   Account   Account
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..        $5      $117    $20,232     $147     $507    $12,030   $18,901    $6,250    $4,853
 Net realized gain
 (loss) from security
 transactions...........       653    (1,951)    10,581       19      369      3,108     5,470     5,163    11,629
 Net unrealized
 appreciation
 (depreciation) on
 investments............     1,132      (935)   (23,983)      13    1,989      5,144     9,750    63,381    43,404
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     1,790    (2,769)     6,830      179    2,865     20,282    34,121    74,794    59,886
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     4,086     3,183     31,972    1,056    2,976     14,554    24,939    29,295    44,705
 Transfers--policy
 charges and
 deductions.............      (969)     (663)   (10,609)    (197)    (633)    (5,260)   (7,949)   (9,146)  (12,955)
 Transfers in (from
 other variable
 accounts)..............    20,958    27,300     89,840    6,550   17,627     13,875    46,109    82,877   108,028
 Transfers out (to other
 variable accounts).....   (16,962)  (25,040)   (87,886)  (2,820)  (8,527)   (17,159)  (35,074)  (53,981)  (73,002)
 Transfers--other.......      (610)     (355)   (10,466)    (171)    (432)    (5,646)   (5,765)   (7,000)  (10,763)
                          ----------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     6,503     4,425     12,851    4,418   11,011        364    22,260    42,045    56,013
                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     8,293     1,656     19,681    4,597   13,876     20,646    56,381   116,839   115,899
                          ----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......     9,473     8,416    179,989      685    4,190    113,352   131,486   110,438   187,288
                          ----------------------------------------------------------------------------------------
End of Year.............   $17,766   $10,072   $199,670   $5,282  $18,066   $133,998  $187,867  $227,277  $303,187
                          ----------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                     Govern-                         High
                           Inter-      ment    Managed    Money     Yield
                          national  Securities   Bond     Market     Bond    Variable Variable Variable Variable
                          Variable   Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account    Account   Account   Account   Account      I        II      III       IV
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $11,985      $881     $5,533    $3,392   $3,403       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........     5,435       164        663        (3)     (87)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (10,085)       59      1,408        14   (2,165)       72      460       44      366
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............     7,335     1,104      7,604     3,403    1,151       167      608        1      703
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    28,077     2,186     13,456   164,872    7,612       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............    (8,359)     (699)    (3,939)   (6,168)  (2,255)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............    71,891    10,097     52,698   268,634   34,691       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (64,225)   (5,218)   (36,135) (399,943) (29,075)      (97)    (880)  (1,374)    (481)
 Transfers--other.......    (6,520)     (742)    (4,332)  (13,775)  (2,461)      (12)     (37)     (44)     111
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    20,864     5,624     21,748    13,620    8,512       816    1,557    1,342    2,529
                          --------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    28,199     6,728     29,352    17,023    9,663       983    2,165    1,343    3,232
                          --------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   128,941    10,421     72,512    52,084   33,707       539      783    3,109    1,754
                          --------------------------------------------------------------------------------------
End of Year.............  $157,140   $17,149   $101,864   $69,107  $43,370    $1,522   $2,948   $4,452   $4,986
                          --------------------------------------------------------------------------------------

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Enhanced U.S. Equity) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1999, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of the Separate Account's investments in the Funds as of December 31, 1999 were as follows (amounts in thousands):

                                                       Variable Accounts
                         ------------------------------------------------------------------------------
                         Aggressive Emerging            Bond and             Multi-    Equity    Growth
                           Equity    Markets   Growth    Income    Equity   Strategy   Income      LT
                         -------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year        $16,338    $11,689  $187,167   $5,250    $16,061  $112,643  $147,393  $152,516
Add:Total net proceeds
 from policy
 transactions              19,528     12,400   103,914    4,132     40,979    16,057    33,867   110,353
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                                 60       468      388         42     3,612     1,810
  (b) Net realized gain     2,297               23,889      259      2,388     8,563    16,639    24,658
                         -------------------------------------------------------------------------------
           Sub-Total       38,163     24,149   315,438   10,029     59,470   140,875   199,709   287,527
Less:Cost of
 investments disposed
 during the year            9,818      9,303    90,244    2,094     10,736     5,941    13,361    20,995
                         -------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                      28,345     14,846   225,194    7,935     48,734   134,934   186,348   266,532
Add:Unrealized
 appreciation
 (depreciation)             4,690      5,064    63,875     (938)    10,865    16,963    39,118   269,914
                         -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                     $33,035    $19,910  $289,069   $6,997    $59,599  $151,897  $225,466  $536,446
                         -------------------------------------------------------------------------------

                                                                            Govern-
                          Mid-Cap    Equity   Small-Cap            Inter-     ment    Managed    Money
                         Value (1)    Index   Index (1) REIT (1)  national Securities   Bond     Market
                         -------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                  $212,820                      $153,283   $16,677   $97,525   $69,218
Add:Total net proceeds
 from policy
 transactions              $6,149     94,678    $6,917   $2,925     63,456     9,456    32,380   302,607
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                      10      4,038        27       76      1,200     1,012     5,982     4,600
  (b) Net realized gain                1,562        68        6      6,201       266     2,557
                         -------------------------------------------------------------------------------
           Sub-Total        6,159    313,098     7,012    3,007    224,140    27,411   138,444   376,425
Less:Cost of
 investments disposed
 during the year            1,017     14,733     1,253      224     36,021     4,025    17,721   245,132
                         -------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       5,142    298,365     5,759    2,783    188,119    23,386   120,723   131,293
Add:Unrealized
 appreciation
 (depreciation)                66    136,200       667     (140)    27,230    (1,168)   (6,526)     (247)
                         -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $5,208   $434,565    $6,426   $2,643   $215,349   $22,218  $114,197  $131,046
                         -------------------------------------------------------------------------------

                         High Yield Large-Cap
                            Bond    Value (1)     I        II       III        IV
                         ------------------------------------------------------------
Total cost of
 investments at
 beginning of year        $45,134               $1,454   $2,467     $4,191    $4,437
Add:Total net proceeds
 from policy
 transactions              25,603     $5,805     7,684   16,504      3,055     2,983
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                   3,845         20        56       20                    7
  (b) Net realized gain                            256    1,161        243       467
                         ------------------------------------------------------------
           Sub-Total       74,582      5,825     9,450   20,152      7,489     7,894
Less:Cost of
 investments disposed
 during the year           24,254        505       965      915      1,191     2,579
                         ------------------------------------------------------------
Total cost of
 investments at end of
 year                      50,328      5,320     8,485   19,237      6,298     5,315
Add:Unrealized
 appreciation
 (depreciation)            (2,296)        58     1,442    2,385      2,165       690
                         ------------------------------------------------------------
Total market value of
 investments at end of
 year                     $48,032     $5,378    $9,927  $21,622     $8,463    $6,005
                         ------------------------------------------------------------

------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                            Variable Accounts
                        -----------------------------------------------------------------------------------------------
                          Aggressive   Emerging               Bond and                Multi-      Equity      Growth
                            Equity     Markets      Growth     Income     Equity     Strategy     Income        LT
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,392,776   1,425,050   5,054,100   407,552   1,208,588  3,899,102    4,153,101    7,088,988
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   446,295     391,154     731,566   146,464     466,028    378,029      566,767    1,090,385
 (b) Transfers--policy
  charges and deductions    (109,665)   (106,579)   (260,557)  (35,534)   (119,693)  (170,710)    (209,156)    (396,786)
 (c) Transfers in (from
  other variable
  accounts)                2,146,964   3,074,166   4,963,234   535,185   3,543,441    572,679    1,295,559    4,047,924
 (d) Transfers out (to
  other variable
  accounts)               (1,801,331) (2,898,051) (5,249,564) (439,413) (2,178,697)  (445,339)  (1,169,106)  (2,989,259)
 (e) Transfers--other        (41,457)    (51,197)   (278,610)  (31,698)    (41,773)  (104,711)    (236,551)    (394,019)
                        -----------------------------------------------------------------------------------------------
Sub-Total                    640,806     409,493     (93,931)  175,004   1,669,306    229,948      247,513    1,358,245
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at end of year            2,033,582   1,834,543   4,960,169   582,556   2,877,894  4,129,050    4,400,614    8,447,233
                        -----------------------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $12.76       $7.07      $39.51    $12.96      $14.95     $34.37       $45.24       $32.06
At end of year                $16.24      $10.85      $58.28    $12.01      $20.71     $36.79       $51.24       $63.51

                                                                                     Govern-
                           Mid-Cap      Equity    Small-Cap               Inter-       ment      Managed       Money
                          Value (1)     Index     Index (1)   REIT (1)   national   Securities     Bond       Market
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                  7,178,724                         7,183,483    722,500    4,098,497    4,086,161
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   101,351   1,525,978     154,672    32,153   1,297,474    162,177      639,829   14,668,834
 (b) Transfers--policy
  charges and deductions     (15,187)   (421,266)    (16,372)   (6,499)   (385,569)   (45,293)    (202,469)    (568,862)
 (c) Transfers in (from
  other variable
  accounts)                  733,125   3,170,097   1,703,414   317,169   5,106,667    511,147    2,606,449   26,594,956
 (d) Transfers out (to
  other variable
  accounts)                 (308,361) (2,484,612) (1,291,374)  (76,125) (4,851,038)  (308,321)  (2,349,734) (36,739,991)
 (e) Transfers--other         (7,378)   (436,615)     (3,136)   (2,097)   (335,483)   (87,525)    (108,284)    (657,157)
                        -----------------------------------------------------------------------------------------------
Sub-Total                    503,550   1,353,582     547,204   264,601     832,051    232,185      585,791    3,297,780
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at end of year              503,550   8,532,306     547,204   264,601   8,015,534    954,685    4,684,288    7,383,941
                        -----------------------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $10.00      $42.23      $10.00    $10.00      $21.88     $23.74       $24.85       $16.91
At end of year                $10.34      $50.93      $11.74     $9.99      $26.87     $23.27       $24.38       $17.75

                          High Yield  Large-Cap
                             Bond     Value (1)       I          II        III          IV
                        ---------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,598,243                 127,998   167,752     342,807    304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   351,193      86,694      95,802    72,580      94,055     49,583
 (b) Transfers--policy
  charges and deductions     (90,794)    (16,717)    (16,143)  (14,391)    (22,248)   (14,533)
 (c) Transfers in (from
  other variable
  accounts)                1,565,039     580,019     404,864   806,745     246,076    500,082
 (d) Transfers out (to
  other variable
  accounts)               (1,635,967)   (150,215)    (43,231) (144,796)   (161,952)  (533,493)
 (e) Transfers--other        (67,640)     (5,540)     (4,604)   (9,779)    (46,779)   (15,217)
                        ---------------------------------------------------------------------
Sub-Total                    121,831     494,241     436,688   710,359     109,152    (13,578)
                        ---------------------------------------------------------------------
Total units outstanding
 at end of year            1,720,074     494,241     564,686   878,111     451,959    291,010
                        ---------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $27.14      $10.00      $11.89    $17.57      $12.99     $16.37
At end of year                $27.92      $10.88      $17.58    $24.62      $18.72     $20.64

------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

                    Consolidated Financial Statements as of
               December 31, 1999 and 1998 and for the years ended
       December 31, 1999, 1998 and 1997 and Independent Auditors' Report

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Costa Mesa, California
   February 22, 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                             1999       1998
-------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $14,814.0  $13,804.7
    Equity securities                                          295.2      547.5
  Trading securities at estimated fair value                    99.9       97.0
  Mortgage loans                                             2,920.2    2,788.7
  Real estate                                                  236.0      172.7
  Policy loans                                               4,258.5    4,003.2
  Other investments                                            882.7      951.7
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           23,506.5   22,365.5
Cash and cash equivalents                                      439.4      154.1
Deferred policy acquisition costs                            1,446.1      899.8
Accrued investment income                                      287.2      259.3
Other assets                                                   830.7      361.2
Separate account assets                                     23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL ASSETS                                               $50,123.0  $39,883.9
-------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,045.5  $17,973.0
  Future policy benefits                                     4,386.0    2,480.5
  Short-term and long-term debt                                224.4      445.1
  Other liabilities                                            939.2      813.3
  Separate account liabilities                              23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                           48,208.2   37,555.9
-------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0       30.0
  Paid-in capital                                              139.9      126.2
  Unearned ESOP shares                                         (11.6)
  Retained earnings                                          2,034.5    1,663.5
  Accumulated other comprehensive income (loss) -
   Unrealized gain (loss) on securities available for
   sale, net                                                  (278.0)     508.3
-------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   1,914.8    2,328.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $50,123.0  $39,883.9
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       1999     1998     1997
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                $  653.8 $  525.3 $  431.2
Insurance premiums                                      483.9    537.1    526.4
Net investment income                                 1,473.3  1,413.6  1,325.4
Net realized investment gains                           101.5     39.4     85.4
Commission revenue                                      234.3    220.1    146.6
Other income                                            144.7    112.5     97.9
-------------------------------------------------------------------------------
TOTAL REVENUES                                        3,091.5  2,848.0  2,612.9
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                          904.4    880.8    797.8
Policy benefits paid or provided                        734.4    757.0    712.6
Commission expenses                                     484.6    387.2    305.1
Operating expenses                                      453.4    468.0    507.9
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           2,576.8  2,493.0  2,323.4
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                514.7    355.0    289.5
Provision for income taxes                              143.7    113.5    113.5
-------------------------------------------------------------------------------

NET INCOME                                           $  371.0 $  241.5 $  176.0
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                   Accumulated
                         Common Stock          Unearned               Other
                         ------------- Paid-in   ESOP   Retained  Comprehensive
                         Shares Amount Capital  Shares  Earnings  Income (Loss)  Total
-----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1997                                        $1,318.0     $ 379.2    $1,697.2
Comprehensive income:
  Net income                                               176.0                   176.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 196.0       196.0
                                                                                --------
Total comprehensive
 income                                                                            372.0
Issuance of partnership
 units by affiliate                    $ 85.1                                       85.1
Initial member
 capitalization of
 Pacific Mutual Holding
 Company                                                    (2.0)                   (2.0)
Issuance of common
 stock                    0.6   $30.0    35.0              (65.0)
Dividend paid to
 Pacific LifeCorp                                           (5.0)                   (5.0)
-----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1997        0.6    30.0   120.1            1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                               241.5                   241.5
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 (66.9)      (66.9)
                                                                                --------
Total comprehensive
 income                                                                            174.6
Issuance of partnership
 units by affiliate                       6.1                                        6.1
-----------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1998        0.6    30.0   126.2            1,663.5       508.3     2,328.0
Comprehensive loss:
  Net income                                               371.0                   371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                (786.3)     (786.3)
                                                                                --------
Total comprehensive
 loss                                                                             (415.3)
Issuance of partnership
 units by affiliate                      10.6                                       10.6
Capital contribution                      3.1                                        3.1
Purchase of ESOP note                           $(13.1)                            (13.1)
Allocation of unearned
 ESOP shares                                       1.5                               1.5
-----------------------------------------------------------------------------------------


BALANCES,
 DECEMBER 31, 1999        0.6   $30.0  $139.9   $(11.6) $2,034.5     $(278.0)   $1,914.8
-----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
                                                1999       1998       1997
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                    $   371.0  $   241.5  $   176.0
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturity securities       (77.8)     (39.4)     (26.6)
  Depreciation and other amortization              20.5       26.0       38.3
  Earnings of equity method investees             (92.9)     (99.0)     (78.1)
  Deferred income taxes                            (8.5)     (20.6)     (14.4)
  Net realized investment gains                  (101.5)     (39.4)     (85.4)
  Net change in deferred policy acquisition
   costs                                         (546.3)    (171.9)    (196.4)
  Interest credited to universal life and in-
   vestment-type products                         904.4      880.8      797.8
  Change in trading securities                     (2.9)     (14.3)     (18.3)
  Change in accrued investment income             (27.9)       3.1      (59.9)
  Change in future policy benefits                 58.1       (9.7)     (16.3)
  Change in other assets and liabilities          207.1      102.2      574.9
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES         703.3      859.3    1,091.6
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                    (4,173.4)  (4,330.5)  (6,272.3)
  Sales                                         2,333.8    2,209.3    2,224.1
  Maturities and repayments                     1,400.3    2,221.8    2,394.6
Repayments of mortgage loans                      681.0      334.9      179.3
Proceeds from sales of mortgage loans and
 real estate                                       24.4       43.3      104.4
Purchases of mortgage loans and real estate      (886.3)  (1,246.3)    (643.7)
Distributions from partnerships                   138.2      119.5       91.6
Change in policy loans                           (255.3)    (129.7)    (301.4)
Cash received from acquisitions of insurance
 blocks of business                               164.9               1,215.9
Other investing activity, net                     255.6     (466.6)     (70.8)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (316.8)  (1,244.3)  (1,078.3)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                            Years Ended December 31,
(Continued)                                 1999       1998       1997
-------------------------------------------------------------------------------
                                                  (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                $ 4,453.4  $ 4,007.0  $ 2,679.8
  Withdrawals                              (4,322.3)  (3,770.7)  (2,667.3)
Net change in short-term and long-term
 debt                                        (220.7)     191.5      (16.5)
Purchase of ESOP note                         (13.1)
Allocation of unearned ESOP shares              1.5
Initial capitalization of Pacific Mutual
 Holding Company                                                     (2.0)
Dividend paid to Pacific LifeCorp                                    (5.0)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                  (101.2)     427.8      (11.0)
-------------------------------------------------------------------------------

Net change in cash and cash equivalents       285.3       42.8        2.3
Cash and cash equivalents, beginning of
 year                                         154.1      111.3      109.0
-------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR    $   439.4  $   154.1  $   111.3
-------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisitions of an annuity and an insurance block of business in 1999 and 1997, respectively, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities            $ 1,592.7
     Cash and cash equivalents                164.9             $ 1,215.9
     Policy loans                                                   440.3
     Other assets                             100.4                  43.4
                                          ---------             ---------
        Total assets assumed              $ 1,858.0             $ 1,699.6
                                          ---------             ---------

     Policyholder account values                                $ 1,693.8
     Annuity reserves                     $ 1,847.4
     Other liabilities                         10.6                   5.8
                                          ---------             ---------
        Total liabilities assumed         $ 1,858.0             $ 1,699.6
                                          ---------             ---------

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

-------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                         $    83.0  $   127.9  $   153.0
Interest paid                             $    23.3  $    24.0  $    26.1
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


   DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company ("Pacific Life") was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company ("PMHC"), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the "Conversion"). As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. Adoption of this accounting standard did not have a material impact on the Company's consolidated financial statements.

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended by SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-- Deferral of the Effective Date of FASB Statement No. 133," is effective for fiscal years beginning after June 15, 2000. SFAS No. 133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.


   During 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The Company currently plans to adopt

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SOP 98-7 on January 1, 2000. Adoption of this accounting standard is not expected to have a material impact on the Company's consolidated financial statements.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at estimated fair value with unrealized gains and losses included in net realized investment gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains on the accompanying consolidated statements of operations.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains on the accompanying consolidated statements of operations.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments on the accompanying consolidated statements of financial condition.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC ("PAM"), has an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. ("PIMCO Advisors") as of December 31, 1999 and 1998. In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. During 1999 and 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the years ended December 31, 1999 and 1998, there was a direct increase to the Company's stockholder's equity of $10.6 million and $6.1 million, respectively. During 1998, the Company also acquired the beneficial ownership of additional partnership units. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   On October 31, 1999, PAM entered into an Implementation and Merger Agreement with Allianz of America, Inc. ("Allianz") and a number of other parties in which Allianz will purchase 70% of the outstanding partnership units of PIMCO Advisors. PAM is exchanging its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return. This transaction is anticipated to close during the first half of 2000, subject to certain closing conditions and approvals.

   In connection with this transaction, PAM has entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM will be subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price would be the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price would be the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value is at least $50.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1999, 1998 and 1997, amortization of deferred policy acquisition costs included in commission expenses amounted to $131.7 million, $73.0 million and $50.2 million, respectively, and included in operating expenses amounted to $55.4 million, $33.5 million and $29.4 million, respectively, on the accompanying consolidated statements of operations.

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed investment contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4% to 8.4% during 1999, 1998 and 1997.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1999, 1998 and 1997. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1999 and 1998, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of certain other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products, and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1999 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS


   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                          1999      1998
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,219.1  $1,157.4
           Deferred policy acquisition costs             1,398.6     944.5
           Deferred income taxes                           304.5     307.1
           Asset valuation reserve                         232.1     298.7
           Non admitted assets                              83.3      40.4
           Subsidiary equity                                25.2      26.5
           Surplus notes                                  (149.6)   (149.6)
           Unrealized gain (loss) on securities avail-
            able for sale, net                            (278.0)    508.3
           Insurance and annuity reserves                 (845.2)   (654.4)
           Other                                           (75.2)   (150.9)
                                                        ------------------
         Stockholder's equity as reported herein        $1,914.8  $2,328.0
                                                        ------------------


                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $  168.4  $  187.6  $  121.5
           Deferred policy acquisition costs     379.2     177.3     160.4
           Deferred income taxes                  (2.7)     17.9      41.2
           Earnings of subsidiaries              (27.5)    (32.8)    (40.6)
           Insurance and annuity reserves       (184.3)   (145.1)   (107.0)
           Other                                  37.9      36.6       0.5
                                              ----------------------------
         Net income as reported herein        $  371.0  $  241.5  $  176.0
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1999 and 1998, Pacific Life and Pacific Life & Annuity Company, formerly PM Group Life Insurance Company, a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1999 statutory results, Pacific Life could pay $174.0 million in dividends in 2000 without prior approval. No dividends were paid during 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 1999 and 1998.

   PERMITTED PRACTICE

   Net cash distributions received on PAM's investment in PIMCO Advisors are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block") was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $293.5 million and $311.6 million as of December 31, 1999 and 1998, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits amounted to $341.8 million and $352.8 million as of December 31, 1999 and 1998, respectively. The contribution

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   to income from the Closed Block amounted to $3.8 million, $5.1 million and $5.7 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 1999, 1998 and 1997, respectively.

4. ACQUISITIONS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"). This block of business consists of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   The remaining cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $74.5 million as of December 31, 1999, and is included in deferred policy acquisition costs on the accompanying consolidated statement of financial condition. Amortization of this asset for the year ended December 31, 1999 amounted to $0.4 million, and is included in commission expense on the accompanying consolidated statement of operations.

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life, which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of $1.7 billion. The assets received as part of this acquisition amounted to $1.2 billion in cash and $0.4 billion in policy loans. This block is primarily non leveraged COLI.

   The remaining cost of acquiring this COLI business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $27.9 million and $36.5 million as of December 31, 1999 and 1998, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1999, 1998 and 1997 amounted to $8.6 million, $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized ----------------- Estimated
                                        Cost     Gains    Losses  Fair Value
                                      --------------------------------------
                                                  (In Millions)
    As of December 31, 1999:
    -----------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $   107.7 $    9.3 $    1.0 $   116.0
    Obligations of states, political
     subdivisions                         642.0     13.0     27.7     627.3
    Foreign governments                   285.0     10.5      6.7     288.8
    Corporate securities                8,725.0    220.3    387.4   8,557.9
    Mortgage-backed and asset-backed
     securities                         5,323.8     33.7    251.1   5,106.4
    Redeemable preferred stock            108.5     14.2      5.1     117.6
                                      --------------------------------------
    Total fixed maturity securities   $15,192.0 $  301.0 $  679.0 $14,814.0
                                      --------------------------------------
    Total equity securities           $   269.3 $   57.0 $   31.1 $   295.2
                                      --------------------------------------
    As of December 31, 1998:
    -----------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $    95.6 $   25.1          $   120.7
    Obligations of states, political
     subdivisions                         481.9     91.3 $   11.8     561.4
    Foreign governments                   253.1     28.3      4.3     277.1
    Corporate securities                7,888.7    446.3    124.5   8,210.5
    Mortgage-backed and asset-backed
     securities                         4,434.7    143.1     53.0   4,524.8
    Redeemable preferred stock            104.0     11.3      5.1     110.2
                                      --------------------------------------
    Total fixed maturity securities   $13,258.0 $  745.4 $  198.7 $13,804.7
                                      --------------------------------------
    Total equity securities           $   364.4 $  202.6 $   19.5 $   547.5
                                      --------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 1999, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized Estimated
                                                       Cost    Fair Value
                                                     --------------------
                                                        (In Millions)
         Due in one year or less                     $   566.5 $   572.6
         Due after one year through five years         3,324.0   3,366.5
         Due after five years through ten years        2,995.9   2,921.4
         Due after ten years                           2,981.8   2,847.1
                                                     -------------------
                                                       9,868.2   9,707.6
         Mortgage-backed and asset-backed securities   5,323.8   5,106.4
                                                     -------------------
         Total                                       $15,192.0 $14,814.0
                                                     -------------------

   Major categories of investment income are summarized as follows:

                                    Years Ended December 31,
                                     1999     1998     1997
                                   --------------------------
                                         (In Millions)
        Fixed maturity securities  $1,030.3 $  929.7 $  940.2
        Equity securities              14.6     13.5     10.2
        Mortgage loans                205.6    174.6    129.5
        Real estate                    46.5     38.1     53.6
        Policy loans                  158.6    161.5    144.3
        Other                         131.7    203.2    156.2
                                   --------------------------
          Gross investment income   1,587.3  1,520.6  1,434.0
        Investment expense            114.0    107.0    108.6
                                   --------------------------
          Net investment income    $1,473.3 $1,413.6 $1,325.4
                                   --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)


   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Fixed maturity securities available
         for sale:
          Gross gain                           $   89.3  $   92.7  $   56.3
          Gross loss                              (72.9)    (84.8)    (31.1)
        Equity securites available for sale:
          Gross gain                              109.0      40.9      36.1
          Gross loss                              (52.0)     (6.8)     (6.2)
        Mortgage loans on real estate              10.1     (10.7)     (4.6)
        Real estate                                18.0       1.2      16.9
        Other investments                                     6.9      18.0
                                               ----------------------------
        Total                                  $  101.5  $   39.4  $   85.4
                                               ----------------------------

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                              December 31,
                                          1999      1998     1997
                                        --------------------------
                                             (In Millions)
        Available for sale securities:
          Fixed maturity                $  (924.7) $(229.5) $223.5
          Equity                           (157.2)    63.1    85.7
                                        --------------------------
        Total                           $(1,081.9) $(166.4) $309.2
                                        --------------------------
        Trading securities              $     0.4  $  (2.5) $ (1.1)
                                        --------------------------

   As of December 31, 1999 and 1998, investments in fixed maturity securities with a carrying value of $12.6 million and $13.0 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. One diversified financial security, rated AA, exceeds 10% of total stockholder's equity as of December 31, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS


   The estimated fair values of the Company's financial instruments are as follows:

                                      December 31, 1999    December 31, 1998
                                     -------------------- --------------------
                                     Carrying  Estimated  Carrying  Estimated
                                      Amount   Fair Value  Amount   Fair Value
                                     -----------------------------------------
                                                   (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)           $15,109.2 $15,109.2  $14,352.2 $14,352.2
      Trading securities                  99.9      99.9       97.0      97.0
      Mortgage loans                   2,920.2   2,983.8    2,788.7   2,911.2
      Policy loans                     4,258.5   4,258.5    4,003.2   4,003.2
      Cash and cash equivalents          439.4     439.4      154.1     154.1
      Derivative instruments              43.5      43.5      176.1     176.1
    Liabilities:
      Guaranteed interest contracts    6,365.0   6,296.3    5,665.3   5,751.0
      Deposit liabilities                544.9     533.7      599.9     626.7
      Annuity liabilities              1,323.3   1,304.8    1,448.0   1,430.1
      Short-term debt                     60.0      60.0      295.5     295.5
      Long-term debt                     164.4     164.3      149.6     176.0
      Derivative instruments             229.5     229.5       36.0      36.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)


   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1999 and 1998:

   TRADING SECURITIES

   The estimated fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 1999, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS


   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off balance sheet counterparty risk.

   Outstanding derivatives with off balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 1999 and 1998 are as follows:

                                                         Assets (Liabilities)
                                      --------------------------------------------------
                                 Notional or    Carrying  Estimated  Carrying Estimated
                              Contract Amounts   Value    Fair Value  Value   Fair Value
                              ----------------- --------  ---------- -------- ----------
                                1999     1998     1999       1999      1998      1998
                          --------------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options and
     swaptions                $1,003.0 $2,653.0 $   5.0    $   5.0    $ 67.9    $ 67.9
    Interest rate swap
     contracts                 2,867.5  2,608.6    38.5       38.5     (23.3)    (23.3)
    Asset swap contracts          58.1     63.2    (3.6)      (3.6)     (3.6)     (3.6)
    Credit default and total
     return swaps              2,061.9    649.6   (43.1)     (43.1)     (9.1)     (9.1)
    Financial futures
     contracts                   676.8    608.9
    Foreign currency
     derivatives               1,685.1  1,131.2  (182.8)    (182.8)    108.2     108.2
                          --------------------------------------------------------------
     Total derivatives        $8,352.4 $7,714.5 $(186.0)   $(186.0)   $140.1    $140.1
                          --------------------------------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                    -------------------------------------------
                                                  (In Millions)
    December 31, 1999:
    ------------------
      Interest rate floors, caps,
       options and swaptions       $2,653.0    $  670.9     $2,320.9   $1,003.0
      Interest rate swap
       contracts                    2,608.6     1,226.2        967.3    2,867.5
      Asset swap contracts             63.2         7.8         12.9       58.1
      Credit default and total
       return swaps                   649.6     1,617.3        205.0    2,061.9
      Financial futures contracts     608.9     5,586.8      5,518.9      676.8
      Foreign currency
       derivatives                  1,131.2       874.0        320.1    1,685.1

    December 31, 1998:
    ------------------
      Interest rate floors, caps,
       options and swaptions        2,730.0       160.6        237.6    2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities on the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income on the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 2000 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 2000 through 2021.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 2000 through 2028.

   Financial Futures Contracts
   ---------------------------
   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 2000 through 2013.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS


   The detail of universal life and investment-type product liabilities is as follows:


                                       December 31,
                                      1999      1998
                                    -------------------
                                       (In Millions)
          Universal life            $10,807.7 $10,218.0
          Investment-type products    8,237.8   7,755.0
                                    -------------------
                                    $19,045.5 $17,973.0
                                    -------------------

   The detail of universal life and investment-type product policy fees and interest credited net of reinsurance ceded is as follows:

                                       Years Ended December 31,
                                        1999     1998     1997
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life            $  509.2 $  439.9 $  377.5
            Investment-type products     144.6     85.4     53.7
                                      --------------------------
          Total policy fees           $  653.8 $  525.3 $  431.2
                                      --------------------------
          Interest credited:
            Universal life            $  443.9 $  440.8 $  368.2
            Investment-type products     460.5    440.0    429.6
                                      --------------------------
          Total interest credited     $  904.4 $  880.8 $  797.8
                                      --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES


   Activity in the liability for unpaid claims and claim adjustment expenses, which is included in future policy benefits on the accompanying consolidated statements of financial condition, is summarized as follows:

                                              Years Ended
                                             December 31,
                                              1999    1998
                                             --------------
                                             (In Millions)
            Balance at January 1             $137.4  $140.5
              Less reinsurance recoverables     0.1     0.7
                                             --------------
            Net balance at January 1          137.3   139.8
                                             --------------
            Incurred related to:
              Current year                    376.8   412.9
              Prior years                     (33.8)  (18.3)
                                             --------------
            Total incurred                    343.0   394.6
                                             --------------
            Paid related to:
              Current year                    286.7   303.5
              Prior years                      77.1    93.6
                                             --------------
            Total paid                        363.8   397.1
                                             --------------
            Net balance at December 31        116.5   137.3
              Plus reinsurance recoverables     0.1     0.1
                                             --------------
            Balance at December 31           $116.6  $137.4
                                             --------------

   As a result of payment of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33.8 million and $18.3 million for the years ended December 31, 1999 and 1998, respectively. The reduction is primarily due to lower than anticipated settlement of claims and reduced claim adjustment expenses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT


   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 1999. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998 bearing an average interest rate of 5.2%. As of December 31, 1999 and 1998, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 1999 and 1998.

   PAM had bank borrowings outstanding of $60 million as of December 31, 1999 and 1998. The interest rate was 6.0%, 5.1% and 6.2% as of December 31, 1999, 1998 and 1997, respectively. Outstanding debt is due and payable in 2000 and subject to renewal. The borrowing limit for PAM as of December 31, 1999 and 1998 was $100 million and $200 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 1999 was $14.8 million.

   Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1999, 1998 and 1997 and is included in net investment income on the accompanying consolidated statements of operations.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES


   The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

   The provision for income taxes is as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Current                         $152.2  $  134.1  $  127.9
           Deferred                          (8.5)    (20.6)    (14.4)
                                         ----------------------------
                                           $143.7  $  113.5  $  113.5
                                         ----------------------------

   The sources of the Company's provision for deferred taxes are as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Policyholder reserves         $   50.9  $  (29.5) $   20.1
           Deferred policy acquisition
            costs                            20.0     (12.6)    (18.0)
           Non deductible reserves            4.0      28.2     (27.6)
           Partnership income               (25.6)     20.8
           Investment valuation             (28.0)    (24.5)      3.9
           Duration hedging                 (29.6)     20.8      (2.6)
           Other                             (0.2)     (2.6)      9.8
                                         ----------------------------
           Deferred taxes from
            operations                       (8.5)      0.6     (14.4)
           Release of subsidiary
            deferred taxes                            (21.2)
                                         ----------------------------
           Deferred tax provision        $   (8.5) $  (20.6) $  (14.4)
                                         ----------------------------

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Provision for income taxes at the
         statutory rate                        $  180.1  $  124.2  $  101.3
          Amortization of intangibles on
           equity method investments                2.0       4.3       7.6
          Non taxable investment income            (7.3)     (3.6)     (2.6)
          Tax settlement                           (7.5)
          Low income housing tax credits          (19.2)     (3.9)
          Equity tax                                         (5.0)      5.0
          Other                                    (4.4)     (2.5)      2.2
                                               ----------------------------
        Provision for income taxes             $  143.7  $  113.5  $  113.5
                                               ----------------------------

   The net deferred tax asset (liability), included in other assets on the accompanying consolidated statements of financial condition, is comprised of the following tax effected temporary differences:

                                                     December 31,
                                                     1999    1998
                                                    ---------------
                                                    (In Millions)
        Deferred tax assets
          Policyholder reserves                     $203.4  $ 254.3
          Investment valuation                        72.7     44.7
          Deferred compensation                       35.4     33.7
          Duration hedging                            21.1     (8.5)
          Postretirement benefits                      9.0      8.9
          Dividends                                    8.4      7.6
          Partnership income                           4.8    (20.8)
          Non deductible reserves                      1.9      5.9
          Other                                        3.1      5.2
                                                    ---------------
        Total deferred tax assets                    359.8    331.0

        Deferred tax liabilities
          Deferred policy acquisition costs           44.0     24.0
          Depreciation                                 2.7      2.4
                                                    ---------------
        Total deferred tax liabilities                46.7     26.4
                                                    ---------------
        Net deferred tax asset from operations       313.1    304.6
        Unrealized (gain) loss on securities         150.8   (272.3)
        Issuance of partnership units by affiliate   (81.1)   (74.9)
                                                    ---------------
        Net deferred tax asset (liability)          $382.8  $ (42.6)
                                                    ---------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME


   The Company displays comprehensive income and its components on the accompanying consolidated statements of stockholder's equity and the note herein. Other comprehensive income is shown net of reclassification adjustments and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                 Years Ended December 31,
                                                   1999      1998    1997
                                                 --------------------------
                                                      (In Millions)
        Calculation of Holding Gain (Loss):
        -----------------------------------
          Gross holding gain (loss) on
           securities
           available for sale                    $(1,179.7) $(53.8) $ 359.8
          Deferred policy acquisition costs           43.9    (6.9)    (3.1)
          Tax (expense) benefit                      397.7    21.1   (125.1)
                                                 --------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
                                                 --------------------------
        Calculation of Reclassification
         Adjustment:
        -------------------------------
          Realized gain on sale of securities
           available for sale                    $    73.4  $ 42.0  $  55.1
          Tax expense                                (25.2)  (14.7)   (19.5)
                                                 --------------------------
          Reclassification adjustment, net of
           tax                                   $    48.2  $ 27.3  $  35.6
                                                 --------------------------
        Amounts Reported in Other Comprehensive
         Income:
        ---------------------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
          Less reclassification adjustment, net
           of tax                                     48.2    27.3     35.6
                                                 --------------------------
          Net unrealized gain (loss) recognized
           in other comprehensive income (loss)  $  (786.3) $(66.9) $ 196.0
                                                 --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE


   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                         December 31,
                                          1999    1998
                                         --------------
                                         (In Millions)
      Reinsured universal life deposits  $(55.3) $(46.0)
      Future policy benefits              141.8   108.9
      Unpaid claims                         8.5    12.5
      Paid claims                           6.4    24.3

   As of December 31, 1999, 74% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      1999     1998     1997
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against insurance
       premiums                                     $   92.8 $   82.7 $   70.7
      Assumed reinsurance included in insurance
       premiums                                         13.9     17.2     18.1
      Ceded reinsurance netted against policy fees      52.3     65.0     77.5
      Ceded reinsurance netted against net invest-
       ment income                                     211.9    203.3    204.9
      Ceded reinsurance netted against interest
       credited                                        110.5    162.8    165.8
      Ceded reinsurance netted against policy ben-
       efits                                            88.4    121.3     93.4
      Assumed reinsurance included in policy bene-
       fits                                              8.3     17.7     12.7

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION

   The Company's six operating segments are Life Insurance, Institutional Products, Annuities, Group Insurance, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business. The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

   The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,200 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

   Intersegment revenues include commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $100.5 million and $110 million as of December 31, 1999 and 1998, respectively. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)


   Financial information for each of the business segments is as follows:

                            Life     Institutional              Group   Broker- Investment Corporate
                          Insurance    Products    Annuities  Insurance Dealers Management and Other    Total
                -----------------------------------------------------------------------------------------------
External customers and                                       (In Millions)
 other revenue
 December 31, 1999        $   502.0    $    39.1   $   205.0   $478.4   $253.2    $ 14.9   $   24.1   $ 1,516.7
 December 31, 1998            431.9         43.2       124.0    521.2    236.1      17.0       21.6     1,395.0
 December 31, 1997            395.6         61.4        83.3    480.6    154.0      21.2        6.0     1,202.1
Intersegment revenues
 December 31, 1999                                                       348.5               (348.5)          -
 December 31, 1998                                                       185.3               (185.3)          -
 December 31, 1997                                                       143.3               (143.3)          -
Net investment income
 excluding earnings of
 equity method investees
 December 31, 1999            580.2        645.1        78.3     23.4      0.9       8.3       44.2     1,380.4
 December 31, 1998            586.5        565.5        88.6     23.1      0.9       8.0       42.0     1,314.6
 December 31, 1997            507.2        509.6       149.4     24.9      0.8       6.2       49.2     1,247.3
Earnings of equity
 method investees
 December 31, 1999             (0.7)        (1.2)       (0.1)                      107.9      (13.0)       92.9
 December 31, 1998                           0.1                                   103.1       (4.2)       99.0
 December 31, 1997                           0.2                                    80.7       (2.8)       78.1
Net realized investment
 gains (losses)
 December 31, 1999             12.6         26.8         0.1     (0.6)               9.9       52.7       101.5
 December 31, 1998              4.1        (13.6)        4.6      1.7                4.0       38.6        39.4
 December 31, 1997              9.9         12.8         0.6      2.0               20.8       39.3        85.4
Total revenues
 December 31, 1999          1,094.1        709.8       283.3    501.2    602.6     141.0     (240.5)    3,091.5
 December 31, 1998          1,022.5        595.2       217.2    546.0    422.3     132.1      (87.3)    2,848.0
 December 31, 1997            912.7        584.0       233.3    507.5    298.1     128.9      (51.6)    2,612.9


Income (loss) before
 provision for
 income tax
 December 31, 1999            178.4        111.9        73.2     30.4     11.9      62.6       46.3       514.7
 December 31, 1998            151.1         74.6        34.1     10.3      9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3        23.5     28.8      6.4      24.6      (24.5)      289.5
Provision (benefit) for
 income tax
 December 31, 1999             54.4         30.7        24.0     10.1      5.2      11.3        8.0       143.7
 December 31, 1998             52.6         21.2        11.3      2.9      4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9         9.4      9.1      2.7      10.1       (7.5)      113.5
Net income (loss)
 December 31, 1999            124.0         81.2        49.2     20.3      6.7      51.3       38.3       371.0
 December 31, 1998             98.5         53.4        22.8      7.4      5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4        14.1     19.7      3.7      14.5      (17.0)      176.0


Interest credited on
 universal life and
 investment-type
 products
 December 31, 1999            451.4        383.8        65.1                                    4.1       904.4
 December 31, 1998            449.6        354.1        71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8       106.2                                   13.0       797.8


Assets
 As of December 31, 1999   16,276.1     17,649.4    14,565.2    341.5     60.9     264.5      965.4    50,123.0
 As of December 31, 1998   14,578.2     15,221.0     8,384.2    361.1     55.8     267.3    1,016.3    39,883.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS

   PENSION PLANS

   Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
   21. The full-benefit vesting period for all participants is five years.

   Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

   Components of the net periodic pension benefit are as follows:

                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
        Service cost - benefits earned dur-
         ing the year                         $    4.6  $    4.0  $    3.6
        Interest cost on projected benefit
         obligation                               11.5      10.9      10.4
        Expected return on plan assets           (16.3)    (15.0)    (12.8)
        Amortization of net obligations and
         prior service cost                       (1.4)     (1.4)     (1.4)
                                              ----------------------------
        Net periodic pension benefit          $   (1.6) $   (1.5) $   (0.2)
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                      December 31,
                                                       1999    1998
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year         $177.8  $157.9
          Service cost                                   4.6     4.0
          Interest cost                                 11.5    10.9
          Plan expense                                  (0.3)   (0.3)
          Actuarial (gain) loss                        (30.7)   11.9
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Benefit obligation, end of year               $155.9  $177.8
                                                      --------------

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year  $195.3  $180.3
          Actual return on plan assets                  23.6    21.9
          Plan expense                                  (0.3)   (0.3)
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Fair value of plan assets, end of year        $211.6  $195.3
                                                      --------------

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                 $ 55.7  $ 17.5
        Unrecognized transition asset                  (47.7)   (3.6)
        Unrecognized prior service cost                 (2.4)   (1.0)
        Unrecognized actuarial gain                     (0.8)   (9.7)
                                                      --------------
        Prepaid pension cost                          $  4.8  $  3.2
                                                      --------------

   In determining the actuarial present value of the projected benefit obligation as of December 31, 1999 and 1998, the weighted average discount rate used was 8.0% and 6.5%, respectively, and the rate of increase in future compensation levels was 5.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1999 and 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   POSTRETIREMENT BENEFITS

   Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 1999, 1998 and 1997 is $0.5 million, $0.7 million and $0.8 million, respectively. As of December 31, 1999 and 1998, the accumulated benefit obligation is $19.7 million and $19.3 million, respectively. The fair value of the plan assets as of December 31, 1999 and 1998 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $24.4 million and $25.3 million as of December 31, 1999 and 1998, respectively.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8.0% for 1999 and 1998 and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7.0% for 1999 and 1998 and is assumed to decrease gradually to 3.0% in 2003 and remain at that level thereafter.

   The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 10.1%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be decreased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 8.9%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 8.0% and 6.5% for 1999 and 1998, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership ("ESOP"). ESOP contributions made by the Company amounted to $5.4 million, $5.2 million and $1.1 million for the years ended December 31, 1999, 1998 and 1997, respectively, and are included in operating expenses on the accompanying consolidated statements of operations.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock at

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   $12.50 per share to the ESOP ("ESOP Shares") on September 2, 1997, in exchange for a promissory note in the amount of $21.2 million ("ESOP Note"). Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by ESOP contributions from Pacific Life.

   On July 27, 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. This loan is included in unearned ESOP shares on the accompanying consolidated statement of stockholder's equity as of December 31, 1999. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference and reflected as a capital contribution on the accompanying consolidated statement of stockholder's equity as of December 31, 1999.

   Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $69.7 million, $42.1 million and $27.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an allocation of actual costs. Such administration fees amounted to $265,000, $232,000 and $165,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

   PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $7.3 million, $16.9 million and $11.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $3.2 million and $40.3 million as of December 31, 1999 and 1998, respectively.

   Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.0 million, $1.2 million and $1.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

17. TERMINATION AND NON COMPETITION AGREEMENTS

   The Company has termination and non competition agreements with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other non compete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

   For the years ended December 31, 1999, 1998 and 1997, approximately $53.6 million, $49.4 million and $85.8 million, respectively, is included in operating expenses on the accompanying consolidated statements of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17. TERMINATION AND NON COMPETITION AGREEMENTS (Continued)

   operations related to the termination and non competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

   In connection with the closing of the PIMCO Advisors transaction (Note 1), the termination and non competition agreements with certain former key employees of PAM's subsidiaries will be assumed by Allianz.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2000                      $437.0
          2001 through 2004          210.8
          2005 and thereafter        144.3
                                    ------
        Total                       $792.1
                                    ------

   The Company leases office facilities under various non cancelable operating leases. Aggregate minimum future commitments as of December 31, 1999 through the term of the leases are approximately $43.3 million.

   Pacific Life has a contingent liability of approximately $23 million related to the posting of an appeal bond in conjunction with one of its investments. An unrelated third party has agreed to reimburse Pacific Life for 50% of any losses incurred under the bond. In addition, Pacific Life has given a commitment for additional capital funding, as may be required, to certain of its subsidiaries.

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

             Consolidated Financial Statements as of March 31, 2000
              and December 31, 1999 and for the three months ended
                            March 31, 2000 and 1999

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                      March 31,
                                                        2000     December 31,
                                                     (Unaudited)     1999
-----------------------------------------------------------------------------
                                                          (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair
   value:
    Fixed maturity securities                         $15,133.8   $14,814.0
    Equity securities                                     251.8       295.2
  Trading securities at estimated fair value              101.4        99.9
  Mortgage loans                                        2,953.8     2,920.2
  Real estate                                             230.9       236.0
  Policy loans                                          4,297.9     4,258.5
  Other investments                                     1,106.0       882.7
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                      24,075.6    23,506.5
Cash and cash equivalents                                 404.0       439.4
Deferred policy acquisition costs                       1,517.5     1,446.1
Accrued investment income                                 312.1       287.2
Other assets                                              830.0       830.7
Separate account assets                                25,224.5    23,613.1
-----------------------------------------------------------------------------
TOTAL ASSETS                                          $52,363.7   $50,123.0
-----------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products         $19,138.8   $19,045.5
  Future policy benefits                                4,437.9     4,386.0
  Short-term and long-term debt                           296.6       224.4
  Other liabilities                                     1,225.7       939.2
  Separate account liabilities                         25,224.5    23,613.1
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                      50,323.5    48,208.2
-----------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares
   authorized, issued and outstanding                      30.0        30.0
  Paid-in capital                                         143.9       139.9
  Unearned ESOP shares                                     (9.5)      (11.6)
  Retained earnings                                     2,154.1     2,034.5
  Accumulated other comprehensive loss:
   Unrealized loss on securities available for sale,
   net                                                   (278.3)     (278.0)
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                              2,040.2     1,914.8
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY            $52,363.7   $50,123.0
-----------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (Unaudited)

                                                        Three Months Ended
                                                             March 31,
                                                          2000      1999
-------------------------------------------------------------------------------
                                                             (In Millions)
REVENUES
Universal life and investment-type product policy fees  $   197.8 $   144.5
Insurance premiums                                          126.4     133.6
Net investment income                                       404.1     335.6
Net realized investment gains                                48.6      52.2
Commission revenue                                           65.8      61.2
Other income                                                 56.6      33.6
-------------------------------------------------------------------------------
TOTAL REVENUES                                              899.3     760.7
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                              226.5     220.8
Policy benefits paid or provided                            236.7     180.5
Commission expenses                                         131.7     116.7
Operating expenses                                          133.3     110.2
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                 728.2     628.2
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                    171.1     132.5
Provision for income taxes                                   51.5      44.2
-------------------------------------------------------------------------------

NET INCOME                                              $   119.6 $    88.3
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  Accumulated
                         Common Stock          Unearned              Other
                         ------------- Paid-in   ESOP   Retained Comprehensive
                         Shares Amount Capital  Shares  Earnings Income (Loss)  Total
----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1999          0.6   $30.0  $126.2           $1,663.5    $ 508.3    $2,328.0
Comprehensive loss:
  Net income                                               371.0                  371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                               (786.3)     (786.3)
                                                                               --------
Total comprehensive
 loss                                                                            (415.3)
Issuance of partnership
 units by affiliate                      10.6                                      10.6
Capital contributions                     3.1                                       3.1
Purchase of ESOP note                           $(13.1)                           (13.1)
Allocation of unearned
 ESOP shares                                       1.5                              1.5
----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1999        0.6    30.0   139.9    (11.6)  2,034.5     (278.0)    1,914.8
Comprehensive income:
  Net income                                               119.6                  119.6
  Change in unrealized
   loss on securities
   available for sale,
   net                                                                 (0.3)       (0.3)
                                                                               --------
Total comprehensive
 income                                                                           119.3
Issuance of partnership
 units by affiliate                       3.0                                       3.0
Allocation of unearned
 ESOP shares                              1.0      2.1                              3.1
----------------------------------------------------------------------------------------

BALANCES (Unaudited),
 MARCH 31, 2000           0.6   $30.0  $143.9   $ (9.5) $2,154.1    $(278.3)   $2,040.2
----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                      Three Months Ended
                                                           March 31,
                                                        2000       1999
-------------------------------------------------------------------------------
                                                           (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                            $   119.6  $    88.3
Adjustments to reconcile net income to net cash pro-
 vided by operating activities:
  Amortization on fixed maturity securities               (19.9)     (10.1)
  Depreciation and other amortization                       5.6        3.9
  Earnings of equity method investees                     (27.1)     (14.5)
  Deferred income taxes                                    16.5       (4.0)
  Net realized investment gains                           (48.6)     (52.2)
  Net change in deferred policy acquisition costs         (71.4)     (76.8)
  Interest credited to universal life and investment-
   type products                                          226.5      220.8
  Change in trading securities                             (1.5)     (98.0)
  Change in accrued investment income                     (24.9)     (35.4)
  Change in future policy benefits                         51.9       22.9
  Change in other assets and liabilities                  211.6     (115.2)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES       438.3      (70.3)
-------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                              (951.9)    (990.4)
  Sales                                                   335.8      616.0
  Maturities and repayments                               451.3      236.7
Repayments of mortgage loans                              121.2       68.8
Purchases of mortgage loans and real estate              (151.3)     (89.9)
Distributions from partnerships                            33.4       33.5
Change in policy loans                                    (39.4)      34.3
Other investing activity, net                            (252.0)     (40.0)
-------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                    (452.9)    (131.0)
-------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                     Three Months Ended
                                                         March 31,
(Continued)                                            2000       1999
-----------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                           $ 1,177.9  $1,223.1
  Withdrawals                                         (1,274.0)   (920.0)
Net change in short-term and long-term debt               72.2    (101.5)
Allocation of unearned ESOP shares                         3.1
-----------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES      (20.8)    201.6
-----------------------------------------------------------------------------
Net change in cash and cash equivalents                  (35.4)      0.3
Cash and cash equivalents, beginning of period           439.4     154.1
-----------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF PERIOD             $   404.0  $  154.4
-----------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                                    $     0.9  $    0.1
Interest paid                                        $     2.1  $    2.0
-----------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1.ORGANIZATION AND BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of a conversion to form a mutual holding company structure in 1997.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

2.BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The information set forth in the consolidated statements of financial condition and stockholder's equity as of March 31, 2000 and the consolidated statements of operations and cash flows for the three months ended March 31, 2000 and 1999 is unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of Pacific Life Insurance Company and subsidiaries (the Company) for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 1999, 1998 and 1997.

   The accompanying consolidated financial statements of the Company include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of March 31, 2000 and December 31, 1999. The Company's investment in PIMCO Advisors, which is included in other investments on the accompanying consolidated statements of financial condition, is accounted for using the equity method.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired 70% of the outstanding partnership units of PIMCO Advisors. PAM exchanged its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price is based on the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price is based on the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value reaches a minimum value.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

3.ACQUISITION OF INSURANCE BLOCK OF BUSINESS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. This block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

4.LITIGATION

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, Pacific Life is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of Pacific Life.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                      ----------------------------------------------------------
An example            Joint equal age is a calculation that combines the
                      ages and insurance risks of two people insured by a
This example          policy. It changes many possible combinations of ages,
assumes a male        risk classes, nonstandard ratings and genders for the
smoker who is age     two people insured by the policy into a two life status.
65 and a female       With joint equal age, we assume that both people have
nonsmoker who is      the same age, gender (both always male), and risk class
age 55 and has a      (both smoker or both nonsmoker).
Table D nonstandard
rating.               How we use joint equal age
                      Using the joint equal age of the two people insured
Here's how we         by the policy eliminates many of the tables needed when
calculate the joint   age rates are used. We use the joint equal age for
equal age.            calculating the following:
                        . certain policy charges. We use joint equal age to
Step 1                    determine the rates per $1000 of initial face amount
                          for the sales surrender target, underwriting
Add 6 to the male         surrender charge and the face amount component of
age of 65 because         the mortality and expense risk charge.
he is a smoker. For
the female, add 0       . cost of insurance rates. Age is used for cost of
to age 55 because         insurance rates, both current and guaranteed.
she is a nonsmoker.
                        . the death benefit under Option D.
Adjusted ages after
Step 1:               How we calculate joint equal age
 . Male 71             Here are the five steps we use to calculate joint equal
 . Female 55           age. We start with the actual ages of the two people
                      insured by the policy on the policy date.
Step 2
                      Step 1 Adjust ages for smoker status
Subtract 0 from the
male age of 65. For   If one person is a smoker and the other is a
the female,           nonsmoker, we add a specified number of years
subtract 5 from age   to the age of the smoker. We do not adjust the
55.                   age of the nonsmoker. The table below shows
                      how we make the adjustment.
Adjusted ages after
Step 2:               ----------------------------------------------
 . Male 71             Number of smokers    Add to actual age (years)
 . Female 50           ----------------------------------------------
                      None                                         0
Step 3                One female                                   4
                      One male                                     6
The male's age is     One unisex                                   6
not adjusted here     Two                                          0
because he does not   ----------------------------------------------
have a nonstandard
table rating. Add 8   If both people insured by the policy are
to the female's age   smokers, or if both people are nonsmokers,
of 50 because her     we do not adjust the age in this step.
table rating is D.
                      Step 2 Adjust ages for gender
Adjusted ages after
Step 3:               We subtract years from the adjusted age we
 . Male 71             calculated in Step 1, based on gender. The
 . Female 58           table below shows how we make the adjustment.

Step 4                ----------------------------------------------
                      Gender      Subtract from adjusted age (years)
Subtract 58 from      ----------------------------------------------
71. The difference    Female                                       5
is 13. The add-on     Male                                         0
factor for 13 is 6    Unisex                                       1
in the table.         ----------------------------------------------

Step 5

Add 6, the add-on
factor to 58, the
younger adjusted
age.

The joint equal age
is 64.

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

--------------------------------------------------------------------------------
Table rating                    0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted age (years)     0   2   4   6   8  10  12  14  15  16  18  19
--------------------------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------        ----------------------
Difference in   Add-on        Difference in   Add-on
adjusted age    factor        adjusted age    factor
(years)        (years)        (years)        (years)
----------------------        ----------------------
0                    0        40-44               12
1-2                  1        45-47               13
3-4                  2        48-50               14
5-6                  3        51-53               15
7-9                  4        54-56               16
10-12                5        57-60               17
13-15                6        61-64               18
16-18                7        65-69               19
19-23                8        70-75               20
24-28                9        76-82               21
29-34               10        83-91               22
35-39               11        92-100              23
----------------------        ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------               -----------------------------
                  Face amount                                 Face amount
Joint               component               Joint               component
equal                of M & E               equal                of M & E
  age             risk charge                 age             risk charge
-----------------------------               -----------------------------
   15                   0.051                  58                   0.208
   16                   0.052                  59                   0.230
   17                   0.053                  60                   0.253
   18                   0.054                  61                   0.275
   19                   0.055                  62                   0.298
   20                   0.056                  63                   0.320
   21                   0.056                  64                   0.341
   22                   0.057                  65                   0.362
   23                   0.058                  66                   0.382
   24                   0.059                  67                   0.401
   25                   0.060                  68                   0.420
   26                   0.061                  69                   0.439
   27                   0.062                  70                   0.457
   28                   0.063                  71                   0.475
   29                   0.064                  72                   0.492
   30                   0.065                  73                   0.510
   31                   0.066                  74                   0.528
   32                   0.067                  75                   0.547
   33                   0.068                  76                   0.566
   34                   0.069                  77                   0.585
   35                   0.070                  78                   0.605
   36                   0.072                  79                   0.626
   37                   0.073                  80                   0.647
   38                   0.074                  81                   0.668
   39                   0.075                  82                   0.689
   40                   0.076                  83                   0.711
   41                   0.078                  84                   0.733
   42                   0.079                  85                   0.756
   43                   0.080                  86                   0.778
   44                   0.082                  87                   0.801
   45                   0.085                  88                   0.824
   46                   0.087                  89                   0.848
   47                   0.090                  90                   0.871
   48                   0.093                  91                   0.895
   49                   0.097                  92                   0.919
   50                   0.102                  93                   0.944
   51                   0.107                  94                   0.968
   52                   0.113                  95                   0.993
   53                   0.120                  96                   1.018
   54                   0.134                  97                   1.044
   55                   0.150                  98                   1.069
   56                   0.168                  99                   1.095
   57                   0.188                 100                   1.121
-----------------------------               -----------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------     ----------------     ----------------    ----------------
 Age  Percentage     Age  Percentage      Age  Percentage      Age  Percentage
----------------     ----------------     ----------------    ----------------
0-40         250      50         185       60         130        70        115
  41         243      51         178       61         128        71        113
  42         236      52         171       62         126        72        111
  43         229      53         164       63         124        73        109
  44         222      54         157       64         122        74        107
  45         215      55         150       65         120     75-90        105
  46         209      56         146       66         119        91        104
  47         203      57         142       67         118        92        103
  48         197      58         138       68         117        93        102
  49         191      59         134       69         116       >93        101
----------------     ----------------     ----------------    ----------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount
------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER II    WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver II    Preserver II, please call or write to us at the address
variable life          below. You should also use this address to send us any
insurance policy is    notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.pacificlife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-20648-05 8/00

PACIFIC SELECT         PROSPECTUS AUGUST 7, 2000
ESTATE PRESERVER IV

                       Pacific Select Estate Preserver IV is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:


The policy is
described in detail    VARIABLE INVESTMENT OPTIONS
in this prospectus.
The Pacific Select     Aggressive Equity         Mid-Cap Value
Fund is described
in its prospectus      Emerging Markets          Equity Index
and in its
Statement of           Diversified Research      Small-Cap Index
Additional
Information (SAI).     Small-Cap Equity          REIT
No one has the          (formerly called
right to describe       "Growth")                International Value
the policy or the                                 (formerly called
Pacific Select Fund    International Large-Cap    "International")
any differently
than they have been    Equity                    Government Securities
described in these
documents.             I-Net Tollkeeper(SM)      Managed Bond

You should be aware    Multi-Strategy            Money Market
that the Securities
and Exchange           Equity Income             High Yield Bond
Commission (SEC)
has not reviewed       Growth LT                 Large-Cap Value
the policy for its
investment merit,
and does not
guarantee that the     FIXED OPTIONS
information in this
prospectus is          Fixed Account
accurate or
complete. It's a       Fixed LT Account
criminal offense
to say otherwise.

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Estate Preserver IV                    4
----------------------------------------------------------------------
Pacific Select Estate Preserver IV basics                           11
Owners, people insured by the policy, and beneficiaries             12
Policy date, monthly payment date, policy anniversary date          13
Statements and reports we'll send you                               14
Your right to cancel                                                14
Timing of payments, forms and requests                              15
Telephone transactions                                              16
----------------------------------------------------------------------
The death benefit                                                   17
Choosing your death benefit option                                  17
The guideline minimum death benefit                                 18
When we pay the death benefit                                       18
Comparing the death benefit options                                 19
Changing your death benefit option                                  19
Decreasing the face amount                                          20
Optional riders                                                     20
----------------------------------------------------------------------
How premiums work                                                   21
Your first premium payment                                          21
Planned periodic premium payments                                   21
Deductions from your premiums                                       22
Allocating your premiums                                            22
Limits on the premium payments you can make                         23
----------------------------------------------------------------------
Your policy's accumulated value                                     24
Calculating your policy's accumulated value                         24
Monthly deductions                                                  24
Lapsing and reinstatement                                           26
----------------------------------------------------------------------
Your investment options                                             28
Variable investment options                                         28
Fixed options                                                       32
Transferring among investment options                               32
Transfer programs                                                   33
----------------------------------------------------------------------
Withdrawals, surrenders and loans                                   35
Making withdrawals                                                  35
Taking out a loan                                                   36
Ways to use your policy's loan and withdrawal features              37
Surrendering your policy                                            38
----------------------------------------------------------------------
General information about your policy                               39
----------------------------------------------------------------------
Variable life insurance and your taxes                              41
----------------------------------------------------------------------
About Pacific Life                                                  45
----------------------------------------------------------------------
Appendices                                                         109
Appendix A: Joint equal age                                        109
Appendix B: Rates per $1,000 of initial face amount                111
Appendix C: Death benefit percentages                              112
Appendix D: Death benefit factor table                             113
----------------------------------------------------------------------
Where to go for more information                            back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                       Accumulated value          24       Joint owners               12
                       Accumulation units         30       Lapse                      26
                       Age                        12       Loan account               36
In this prospectus,    Allocation                 22       Modified endowment
you and your mean      Assignment                 40        contract                  43
the policy holder      Beneficiary                13       Monthly payment date       13
or owner. Pacific      Business day               15       Net amount at risk         23
Life, we, us and       Cash surrender value       38       Net cash surrender value   38
our refer to           Contingent beneficiary     13       Net premium                21
Pacific Life           Cost of insurance rate     24       Outstanding loan amount    36
Insurance Company.     Death benefit              17       Planned periodic premium   21
The fund refers to     Death benefit factor       18       Policy anniversary         13
Pacific Select         Death benefit percentage   18       Policy date                13
Fund. Policy means     Face amount                17       Policy year                13
a Pacific Select       Fixed account              32       Portfolio                  28
Estate Preserver IV    Fixed LT account           32       Proper form                15
variable life          Fixed options              32       Reinstatement              27
insurance policy,      General account            46       Riders                     20
unless we state        Guideline minimum death             Separate account           46
otherwise.              benefit                   18       Seven-pay limit            43
                       Guideline premium limit    23       Tax code                   41
                       Illustration               14       Unit value                 30
                       In force                   11       Variable account           28
                       Income benefit             39       Variable investment
                       Joint equal age            26        option                    28

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER IV

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver IV is a last survivor
Estate Preserver IV    flexible premium variable life insurance policy.
basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to
provide a death        In addition to providing a death benefit that is
benefit for his or     generally free of federal income tax, any growth in
her spouse. In that    your policy's accumulated value is tax-deferred. You
case, a policy that    can choose from 20 variable investment options, each of
insures a single       which invests in a corresponding portfolio of the
life may be more       Pacific Select Fund, and from two fixed options, both
appropriate.           of which provide a guaranteed minimum rate of interest.

                       You may choose to allocate net premium and accumulated
                       value to no more than 20 investment options at any one
Please discuss your    time.
insurance needs and
financial              Pacific Select Estate Preserver IV is designed for
objectives with        long-term financial planning. Please take some time to
your registered        read the information in this prospectus before you
representative.        decide if this life insurance policy meets your
                       insurance needs and financial objectives.
You'll find more
about the basics of    Your right to cancel
Pacific Select         During the free look period, you have the right to
Estate Preserver IV    cancel your policy and return it to us or your
starting on            registered representative for a refund. The amount of
page 11.               your refund may be more or less than the premium
                       payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit
                       You can choose one of four death benefit options
Your policy            depending on what is more important to you: a larger
provides a death       death benefit or building the accumulated value of your
benefit for your       policy.
beneficiary after
both of the people     You can change your death benefit option and reduce
insured by the         your policy's face amount (with certain restrictions)
policy have died,      while your policy is in force.
as long as your
policy is in force.    Optional riders
                       There are five optional riders that provide extra
You'll find more       benefits, some at additional cost. Not all riders are
about the death        available in every state, and some riders may only be
benefit starting on    added when you apply for your policy.
page 17.

                      ---------------------------------------------------------
How premiums work
                       Your first premium must be equal to at least 25% of the
Your policy gives      sum of your premium load and your policy's monthly
you the flexibility    charges for the first year. Your planned periodic
to choose the          premium must be for at least $50.
amount and
frequency of your      Deductions from your premiums
premium payments,      We deduct a premium load from each premium payment you
within certain         make. The premium load is made up of a sales load, a
limits.                state and local tax charge, and a federal tax charge.

You'll find more       Limits on the premium payments you can make
about how premiums     Federal tax law puts limits on the premium payments you
work starting on       can make in relation to your policy's death benefit. We
page 21.               may refuse all or part of a premium payment you make,
                       or remove all or part of a premium from your policy and return it to you under certain circumstances.

                      ---------------------------------------------------------
Your policy's
accumulated value
                       Accumulated value is the value of your policy on any
Accumulated value      business day. It is not guaranteed - it depends on the
is used as the         performance of the investment options you've chosen,
basis for              the premium payments you've made, policy charges, and
determining policy     how much you've borrowed or withdrawn from the policy.
benefits and
charges. If there      Monthly deductions
is not enough          We deduct a monthly charge from your policy's
accumulated value      accumulated value on each monthly payment date. The
to cover policy        charge is made up of cost of insurance, an
charges, your          administrative charge, and a mortality and expense risk
policy could lapse.    charge. If you add any riders, we'll add any charges
                       for them to your monthly charge.
You'll find more
about accumulated      Lapsing and reinstatement
value starting on      If there is not enough accumulated value to cover the
page 24.               monthly charge on the day we make the deduction, your
                       policy may lapse - which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER IV

                      ---------------------------------------------------------
Your investment
options
                       You can choose from 20 variable investment options,
The investment         each of which invests in a corresponding portfolio of
options you choose     the Pacific Select Fund. We're the investment adviser
will affect your       for the Pacific Select Fund. We oversee the management
policy's               of all the fund's portfolios and manage two of the
accumulated value,     portfolios directly. We've retained other portfolio
and may affect the     managers to manage the other portfolios. The value of
death benefit.         each portfolio will fluctuate with the value of the
                       investments it holds, and returns are not guaranteed.
Your policy's
accumulated value      You can also choose from two fixed options, the Fixed
may be allocated to    account and the Fixed LT account, both of which provide
up to 20 investment    a guaranteed minimum annual interest rate of 4%. We may
options at any one     offer a higher interest rate. If we do, we'll guarantee
time.                  that rate for one year.

Please review the      We allocate your premium payments and accumulated value
investment options     to the investment options you choose. Your policy's
carefully and ask      accumulated value will fluctuate depending on the
your registered        investment options you've chosen. You bear the
representative to      investment risk of any variable investment options you
help you choose the    choose.
right ones for your
goals and risk         In some states we'll hold your premium payments in the
tolerance.             Money Market investment option until the free look
                       transfer date. Please turn to Your right to cancel for
You'll find more       details.
about the
investment options     Transferring among investment options
starting on page       You can transfer among the investment options during
28.                    the life of your policy without paying any current
                       income tax. There is currently no charge for transfers.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

                       You can only make one transfer from each fixed option
                       in any 12-month period. For the Fixed account, each
                       transfer may be no more than $5,000 or 25% of the
                       accumulated value in the Fixed account, whichever is
                       greater. For the Fixed LT account, each transfer may be
                       no more than $5,000 or 10% of the accumulated value in
                       the Fixed LT account. You can only transfer to the
                       fixed options in the policy month right before each
                       policy anniversary.
You'll find out        You can also make automatic transfers from the Fixed
more about our         account to other investment options during the first
automatic transfer     policy year using our first year transfer program.
programs starting
on page 33.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit.
lapsing. Be sure to
plan carefully
before using these
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 35.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.5% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
There are tax          distribution by making a withdrawal or surrendering
issues to consider     your policy.
when you own a life
insurance policy.      If your policy is a modified endowment contract, all
These are described    distributions you receive during the life of the policy
in detail starting     may be subject to tax and a 10% penalty.
on page 41.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Select
insurance policy,      Distributors, Inc. (formerly called Pacific Mutual
you're relying on      Distributors, Inc.), our subsidiary, is the distributor
the insurance          of the policies.
company that issues
it to be able to       How our accounts work
meet its financial     We put your premium payments in our general and
obligations to you.    separate accounts. We own the assets in our accounts
                       and make the allocations to the investment options
You'll find more       you've chosen.
about Pacific Life,
and our strength as    Amounts allocated to the fixed options are held in our
a company, starting    general account. Our general account includes all of
on page 45.            our assets, except for those held in our separate
                       accounts. Our ability to meet our obligations under the
We may use any         policy is backed by our strength as an insurance
profit derived from    company.
any charges under
the policy for any     Amounts allocated to the variable investment options
lawful purpose,        are held in our separate account. The assets in this
including our          account are kept separate from the assets in our
distribution and       general account and our other separate accounts, and
administrative         are protected from our general creditors.
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER IV

                                              This section of the overview explains the fees and expenses associated with your
                                              Pacific Select Estate Preserver IV Policy.

                                            -----------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                         -------------------
                                                         Your premium
The chart to the right illustrates how                   You make a
cash normally flows through a Pacific                    premium
Select Estate Preserver IV policy.                       payment          -------------------------------------------
                                                                                                                    v
The dark shaded boxes show the fees and               -------------------                                   -----------------
expenses you pay directly or indirectly                                                                       We deduct a
under your policy. These are explained                                                                        premium load
in the pages that follow.
                                                      -------------------
In some states we'll hold your net                       Net premium
premium payments in the Money Market                     We allocate the                                    -----------------
investment option until the free look                    net premium to
transfer date. Please turn to Your right                 the investment   <--------------------------------->
to cancel for details.                                   options you
                                                         choose
                                                      -------------------

                                                     v                     v
                                            -------------------  -------------------    ----------------    -----------------
                                             Fixed options        Variable               Pacific Select      The fund
                                             We hold              investment             Fund                deducts
                                             amounts you          options                                    advisory fees
                                             allocate to these                      <--> The variable   ---> and other fund
                                             options in our       We hold                investment          expenses from
                                             general account      amounts you            options invest      the portfolios
                                                                  allocate to these      in the fund's
                                                                  options in our         portfolios
                                                                  separate account
                                            -------------------  -------------------    ----------------    -----------------


                                                                                                            -----------------
                                                                                                             We deduct:
                                                                                                             . cost of
                                                                                                               insurance
                                                                                                             . administrative
                                                                               We make monthly deductions      charge
                                                                             ----------------------------->  . mortality and
                                                                                                             . expense risk
                                                                                                               charge
                                                                                                             . rider charges
                                                                         v
                                            ---------------      -----------------      ----------------    -----------------
                                                                                                            -----------------
                                            Loan account          Accumulated                                We deduct a
                                            Accumulated           value             If you make withdrawal   withdrawal charge
                                            value set aside <-->                    ---------------------->
                                            to secure a           The total value
                                            policy loan           of your policy

                                                                                                            ------------------

                                                                                                            ------------------
                                                                                                             There is no
                                                                                                             surrender charge
                                                                           If you surrender your policy
                                                                          ------------------------------->


                                                                                                            ------------------

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
The premium load is    make. The load is made up of three charges:
explained in more
detail on page 22.     Sales load - 6% of each premium payment during the
                       first 10 policy years and reduced to 4% after the 10th policy year.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
24.                    policy month. When the younger of the two people
                       insured by the policy reaches age 100, the cost of
An example             insurance charge is zero -- in other words, you no
For a policy with:     longer pay any cost of insurance charge.
 . a joint equal age
  of 50                Administrative charge - We deduct a charge of $16 a
 . a face amount of     month during the first five policy years, and $6 a
  $100,000             month thereafter. When the younger of the two people
 . accumulated          insured by the policy reaches age 100, the
  value of $60,000     administrative charge is zero -- in other words, you no
  after deducting      longer pay any administrative charge.
  any outstanding
  loan amount.

The monthly charge     Mortality and expense risk charge - The mortality and
for the face amount    expense risk charge varies depending on your policy's
component of the       face amount, joint equal age on the policy date and
mortality and          accumulated value. It's made up of two components:
expense risk charge
is $14.50              . The face amount component, which we deduct every
(($100,000 / 1,000) X    month during the first 10 policy years at a rate that
0.145).                  is based on the joint equal age and each $1,000 of
                         the initial face amount of your policy.
The monthly charge
for the accumulated    . The accumulated value component, which we deduct
value component is       every month during the first20 policy years at an
$15                      annual rate of 0.30% (0.025% monthly) of your
($60,000 X 0.025%).      policy's accumulated value in the investment options.
The charge in            During policy years 21 and thereafter, we reduce the
policy year 21 (and      annual rate to 0.10% (0.008333% monthly) of the
thereafter) would        accumulated value.
be $5
($60,000 X 0.008333%)  Riders - If you add any riders to your policy, we add
if the policy's        any charges for them to your monthly charge.
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

                      ---------------------------------------------------------
Withdrawal and
surrender charges
                       You can withdraw part of your policy's net cash
Withdrawal charges     surrender value at any time starting on your policy's
are explained in       first anniversary. There is a $25 charge for each
more detail on         withdrawal you make. We deduct this charge
page 35.               proportionately from all of your investment options.

                       If you surrender or cash in your policy, we do not deduct a surrender charge.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER IV

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
28, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as a annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table also shows the fund expenses for each portfolio in 1999. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                   --------------------------------------------------------------------
                   Portfolio             Advisory fee   Other expenses  Total expenses+
                   --------------------------------------------------------------------
                                            As an annual % of average daily net assets
                   Aggressive Equity            0.80          0.05           0.85
                   Emerging Markets/1/          1.10          0.32           1.42
                   Diversified Research/2/      0.90          0.05           0.95
                   Small-Cap Equity             0.65          0.05           0.70
                   International Large-
                    Cap/2/                      1.05          0.15           1.20
                   Equity                       0.65          0.04           0.69
                   I-Net Tollkeeper/2/          1.50          0.15           1.65
                   Multi-Strategy               0.65          0.05           0.70
                   Equity Income                0.65          0.05           0.70
                   Growth LT                    0.75          0.04           0.79
                   Mid-Cap Value                0.85          0.12           0.97
                   Equity Index/3/              0.25          0.05           0.30
                   Small-Cap Index/4/           0.50          0.44           0.94
                   REIT                         1.10          0.18           1.28
                   International Value          0.85          0.16           1.01
                   Government Securities        0.60          0.06           0.66
                   Managed Bond/1/              0.60          0.06           0.66
                   Money Market/1/              0.35          0.05           0.40
                   High Yield Bond/1/           0.60          0.06           0.66
                   Large-Cap Value              0.85          0.12           0.97
                   --------------------------------------------------------------------

                       /1/ Total net expenses for these portfolios in 1999, after deduction of an offset for custodian credits, were: 1.41% for Emerging Markets Portfolio, 0.65% for Managed Bond Portfolio, 0.39% for Money Market Portfolio, and 0.65% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.

                       /3/ The advisory fee for the Equity Index Portfolio has been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee, and total net expenses for this portfolio in 1999 after deduction of an offset for custodian credits, were 0.16% and 0.20%, respectively.

                       /4/ Total net expenses for the Small-Cap Index Portfolio in 1999, after the advisor's reimbursement and deduction of an offset for custodian credits, were 0.75%.

                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

PACIFIC SELECT ESTATE PRESERVER IV BASICS

                       When you buy a Pacific Select Estate Preserver IV life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting requirements, we can reject it or ask you
policy and confirm     for more information. Once we receive your first
changes you or we      premium payment, the policy has been delivered to you
make to the policy.    and any delivery requirements have been met, we'll
                       consider your policy to be in force. That's when our
Specification pages    obligations under the policy begin.
summarize
information            Your policy will be in force until one of the following
specific to your       happens:
policy at the time     . both people insured by the policy die
the policy is          . the grace period expires and your policy lapses, or
issued.                . you surrender your policy.

                       If your policy is not in force when both people insured
Riders provide         by the policy die, we are not obligated to pay the
extra benefits,        death benefit proceeds to your beneficiary.
some at additional
cost. Not all          Pacific Select Estate Preserver IV is a last survivor
riders are             flexible premium variable life insurance policy that
available in every     insures the lives of two people and pays death benefit
state and some         proceeds after both people have died.
riders may only be
added when you         Under a flexible premium life insurance policy, you
apply for your         have the flexibility to choose the amount and frequency
policy.                of your premium payments. You must, however, pay enough
                       premiums to cover the ongoing cost of policy benefits.
Last survivor life
insurance may be       A premium load is deducted from each premium payment
appropriate for two    you make. The resulting net premium is allocated to the
spouses who want to    investment options you choose, and becomes part of your
provide a death        policy's accumulated value.
benefit for their
children.              Charges are deducted from the accumulated value each
                       month to help cover the cost of the policy's death
This may not be the    benefit and other expenses. If there is not enough
right kind of          accumulated value to cover the monthly charge on the
policy for someone     day we make the deduction, your policy may lapse after
who wants to           a grace period - which means you'll no longer have any
provide a death        insurance coverage.
benefit for his or
her spouse. In that    Investment earnings will increase your policy's
case, a policy that    accumulated value, while investment losses will
insures a single       decrease it. The premium payments you'll be required to
life may be more       make to keep your policy in force will be influenced by
appropriate.           the investment results of the investment options you've
                       chosen.
Please discuss your
insurance needs and
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

PACIFIC SELECT ESTATE PRESERVER IV BASICS

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load on policies sold
representative for     to our directors or employees, to any of our
a change of owner      affiliates, or to trustees, employees or affiliates of
form. We can           the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

                       Beneficiaries
                       The beneficiary is the person, people, entity or
If you would like      entities you name to receive the death benefit
to change the          proceeds. Here are some things you need to know about
beneficiary of your    naming beneficiaries:
policy, please
contact us or your     . You can name one or more primary beneficiaries who
registered               each receive an equal share of the death benefit
representative for       proceeds unless you tell us otherwise. If one
a change of              beneficiary dies, his or her share will pass to the
beneficiary form.        surviving primary beneficiaries in proportion to the
We can process the       share of the proceeds they're entitled to receive,
change only if we        unless you tell us otherwise.
receive your
instructions in        . You can also name a contingent beneficiary for each
writing.                 primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds if the primary beneficiary dies.

                       . You can choose to make your beneficiary permanent
                         (sometimes called irrevocable). You cannot change a permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

PACIFIC SELECT ESTATE PRESERVER IV BASICS

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging and portfolio
customized               rebalancing programs are reported on your quarterly
hypothetical             policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment option, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to          During the free look period, you have the right to
cancel                 cancel your policy and return it to us or your
                       registered representative for a refund.
There are special
rules for the free     The amount of your refund may be more or less than the
look period in         premium payments you've made, depending on the state
certain states.        where you signed your application. We'll always deduct
Here are some          any outstanding loan amount from the amount we refund
examples:              to you.
 . In California the
  free look period     You'll find a complete description of the free look
  ends 30 days         period that applies to your policy on the policy's
  after you receive    cover sheet, or on a notice that accompanied your
  your policy if       policy. Generally, the free look period ends on the
  you're 60 years      latest of the following:
  old or over or if
  you're replacing     . 10 days after you receive your policy (20 days for
  another life           many states if you are replacing another life
  insurance policy.      insurance policy)
 . In Colorado the      . 10 days after we mail or deliver this prospectus
  free look period       which includes a notice of your right of withdrawal
  ends after 15        . 45 days after you complete and sign your policy
  days.                  application.
 . In North Dakota
  the free look        In most states, your refund will be based on the
  period ends after    accumulated value of your policy. In these states,
  20 days.             we'll allocate your net premiums to the investment
 . Pennsylvania         options you've chosen. If you exercise your right to
  requires that you    cancel, your refund will be:
  exercise your
  right to cancel      . any charges or taxes we've deducted from your
  your policy            premiums
  within 10 days       . the net premiums allocated to the fixed options
  after you receive    . the accumulated value allocated to the variable
  it, regardless of      investment options
  the date you         . any monthly charges and fees we've deducted from your
  signed your            policy's accumulated value in the variable investment
  application.           options.

Please call us or
your registered
representative if
you have questions
about your right to
cancel your policy.

                       In some states we're required to refund the premium payments you've made. If you sign your application in one of these states, we'll hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium
                       . when we consider your policy to be in force.
                      ---------------------------------------------------------

                       Effective date
Timing of payments,    The effective date of payments, forms and requests you
forms and requests     send us is usually determined by the day and time we
                       receive the item in proper form at the mailing address
A business day,        that appears on the back cover of this prospectus.
called a valuation
date in your           Planned periodic premium payments, loan requests,
policy, is any day     transfer requests, loan payments or withdrawal or
that the New York      surrender requests that we receive in proper form
Stock Exchange and     before 4:00 p.m. Eastern time on a business day will
our life insurance     normally be effective as of the end of that day, unless
client services        the transaction is scheduled to occur on another
offices are open.      business day. If we receive your payment or request on
It usually ends at     or after 4:00 p.m. Eastern time on a business day, your
4:00 p.m. Eastern      payment or request will be effective as of the end of
time.                  the next business day. If a scheduled transaction falls
                       on a day that is not a business day, we'll process it
The New York Stock     as of the end of the next business day.
Exchange is usually
closed on weekends     Other forms, notices and requests are normally
and on the             effective as of the next business day after we receive
following days:        them in proper form, unless the transaction is
 . New Year's Day,      scheduled to occur on another business day. Change of
  Martin Luther        owner and beneficiary forms are effective as of the day
  King, Jr. Day,       you sign the change form, once we receive them in
  President's Day,     proper form.
  Good Friday,
  Memorial Day,        Proper form
  July Fourth,         We'll process your requests once we receive all
  Labor Day,           letters, forms or other necessary documents, completed
  Thanksgiving Day     to our satisfaction. Proper form may require, among
  and Christmas        other things, a signature guarantee or some other proof
  Day,                 of authenticity. We do not generally require a
and                    signature guarantee, but we may ask for one if it
 . the Friday before    appears that your signature has changed, if the
  New Year's Day,      signature does not appear to be yours, if we have not
  July Fourth or       received a properly completed application or
  Christmas Day if     confirmation of an application, or for other reasons to
  that holiday         protect you and us.
  falls on a
  Saturday
 . the Monday
  following New
  Year's Day, July
  Fourth or
  Christmas Day if
  that holiday
  falls on a Sunday
unless unusual
business conditions
exist, such as the
ending of a monthly
or yearly
accounting period.

Our client services
offices are also
usually closed on
the following days:
 . the Monday before
  New Year's Day,
  July Fourth, or
  Christmas Day, if
  any of these
  holidays falls on
  a Tuesday
 . the Tuesday
  before Christmas
  Day if that
  holiday falls on
  a Wednesday
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

PACIFIC SELECT ESTATE PRESERVER IV BASICS

                       When we make payments and transfers
                       We'll normally send the proceeds of transfers,
To request payment     withdrawals, loans, surrenders, exchanges and death
of death benefit       benefit payments within seven days after the effective
proceeds, send us      date of the request. We may delay payments and
proof of death and     transfers, or the calculation of payments and transfers
payment                based on the value in the variable investment options
instructions.          under unusual circumstances, for example, if:

                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of policy
                         owners.

                       We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                       We pay interest at an annual rate of at least 4% on death benefit proceeds, calculated from the day the last surviving person insured by the policy dies to the day we pay the proceeds.

                      ---------------------------------------------------------
Telephone              You can make loans or transfers, and give us
transactions           instructions regarding the dollar cost averaging
                       program or portfolio rebalancing program, by telephone any time after the free look period as long as we have your signed authorization form on file.

                       Here are some things you need to know about telephone transactions:

                       . You must complete a telephone authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone authorization. We'll take instructions from any owner.
                       . We may use any reasonable method to confirm that your
                         telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                       We'll send you a written confirmation of each telephone transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone authorization form, you agree that:

                       . we can accept and act upon instructions you give us
                         over the telephone
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers four death benefit options, Options
Your policy's          A, B, C and D. The option you choose will generally
initial amount of      depend on which is more important to you: a larger
insurance coverage     death benefit or building the accumulated value of your
is its initial face    policy.
amount. We
determine the face     Here are some things you need to know about the death
amount based on        benefit:
instructions
provided in your       . You choose your death benefit option on your policy
application.             application.

The minimum face       . If you do not choose a death benefit option, we'll
amount when a            assume you've chosen Option A.
policy is issued is
usually $100,000,      . The death benefit will always be the greater of the
but we may reduce        death benefit under the option you choose or the
this in some             guideline minimum death benefit.
circumstances.
                       . The death benefit will never be lower than the face
You'll find your         amount of your policy if you've chosen Option A, B or
policy's face            D. Of course, the death benefit proceeds will always
amount, which            be reduced by any outstanding loan amount.
includes any
increases or           . We'll pay the death benefit proceeds to your
decreases, in the        beneficiary when we receive proof of the deaths of
specification pages      both of the people insured by the policy.
in your policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A -  the        Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

THE DEATH BENEFIT

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

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The guideline
minimum death
benefit
                       The guideline minimum death benefit is the minimum
If your policy's       death benefit needed for your policy to qualify as life
death benefit is       insurance under Section 7702 of the Internal Revenue
equal to the           Code. If the amount of the death benefit under the
guideline minimum      option you choose is less than the guideline minimum
death benefit, and     death benefit, we'll adjust your death benefit to equal
the net amount at      the guideline minimum death benefit.
risk is more than
three times the        We calculate the guideline minimum death benefit by
death benefit on       multiplying the accumulated value of your policy by a
the policy date, we    death benefit percentage. This percentage is based on
may reduce the         the age of the younger person insured by the policy,
death benefit by       and will increase over time. You'll find a table of
making withdrawals     guideline minimum death benefit percentages in Appendix
from your policy.      C.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

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When we pay the
death benefit
                       We calculate the amount of the death benefit proceeds
Your beneficiary       as of the end of the day the last surviving person
can choose to          insured by the policy dies. If that person dies on a
receive the death      day that is not a business day, we calculate the
benefit proceeds in    proceeds as of the next business day.
a lump sum or use
it to buy an income    Your policy's beneficiary must send us proof that both
benefit. Please see    people insured by the policy died while the policy was
the discussion         in force, along with payment instructions. If both
about income           people insured by the policy die at the same time, or
benefits in General    if it's not clear who died first, we'll assume the
information about      younger of the two died first.
your policy.
                       Death benefit proceeds equal the total of the death
It is important        benefits provided by your policy and any riders you've
that we have a         added, minus any outstanding loan amount, minus any
current address for    overdue charges.
your beneficiary so
that we can pay        We'll pay interest at an annual rate of at least 4% on
death benefit          the death benefit proceeds, calculated from the day the
proceeds promptly.     last surviving person insured by the policy dies to the
If we cannot pay       day we pay the proceeds. In some states we may pay a
the proceeds to        higher rate of interest if required by law.
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

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Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
 . the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
 . face amount is
  $1,000,000
 . accumulated value
  at year 20 is
  $600,000
 . total premiums
  paid into the
  policy at year 20
  is $300,000
 . the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
 . the death benefit
  factor for Option
  D at year 20 is
  108.4%
 . the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

                  ------------------------------------------------------------------------------------------
                  Example A                               The death benefit is the larger
                                                          of these two amounts
                                                          -------------------------------
                  Death                                   Death benefit   Guideline       Net amount at risk
                  benefit     How it's                    under           minimum         used for cost of
                  option      calculated                  the option      death benefit   insurance charge
                  ------------------------------------------------------------------------------------------
                  Option A    Face amount                  $1,000,000       $720,000         $396,736.94
                  Option B    Face amount plus
                              accumulated value            $1,600,000       $720,000         $994,779.11
                  Option C    Face amount plus
                              premiums less distributions  $1,300,000       $720,000         $695,758.03
                  Option D    Face amount times
                              death benefit factor         $1,084,000       $720,000         $480,462.85
                  ------------------------------------------------------------------------------------------

Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,600,000
($1,400,000 times a
death benefit
factor of 120%).

                  ------------------------------------------------------------------------------------------
                  Example B                               The death benefit is the larger
                                                          of these two amounts
                                                          -------------------------------
                  Death                                   Death benefit   Guideline       Net amount at risk
                  benefit     How it's                    under           minimum         used for cost of
                  option      calculated                  the option      death benefit   insurance charge
                  ------------------------------------------------------------------------------------------
                  Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                  Option B    Face amount plus
                              accumulated value            $2,400,000      $1,680,000        $992,168.66
                  Option C    Face amount plus
                              premiums less distributions  $1,300,000      $1,680,000        $274,518.06
                  Option D    Face amount times
                              death benefit factor         $1,084,000      $1,680,000        $274,518.06
                  --------------------------------------------------------------------------------------

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Changing your death     You can change your death benefit option after your
benefit option          fifth policy year. Here's how it works:

We will not change      . You can change the death benefit once in any policy
your death benefit        year.
option if it means      . You must send us your request in writing.
your policy will be     . You can only change to Option A or Option B.
treated as a            . The change will become effective on the first monthly
modified endowment        payment date after we receive your request. If we
contract, unless          receive your request on a monthly payment date, we'll
you've told us in         process it that day.
writing that this       . The face amount of your policy will change by the
would be acceptable       amount needed to make the death benefit under the new
to you. Modified          option equal the death benefit under the old option
endowment contracts       just before the change. We will not let you change
are discussed in          the death benefit if doing so means the face amount
Variable life             of your policy will become less than $100,000. We may
insurance and your        waive this minimum amount under certain
taxes.                    circumstances.
                        . Changing the death benefit option can also affect the
Net amount at risk        monthly cost of insurance charge since this charge
is the difference         varies with the net amount at risk.
between the death       . The new death benefit option will be used in all
benefit that would        future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

THE DEATH BENEFIT

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Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be
treated as a
modified endowment
contract, unless
you've told us in
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders        There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
We offer other         available in every state, and some riders may only be
variable life          added when you apply for your policy.
insurance policies
which provide          . Last survivor added protection benefit
insurance                Provides level or varying term insurance on the two
protection on the        people insured by the policy.
lives of two people
or on the life of      . Individual annual renewable term rider
one person. The          Provides level or varying term insurance on either or
loads and charges        both people insured by the policy.
on these policies
may be different.      . Enhanced policy split option rider
Combining a policy       Available only to married couples, it splits the
and a rider,             policy into two individual policies without evidence
however, may be          of insurability under certain circumstances.
more economical
than adding another    . Policy split option rider
policy. It may also      Splits the policy into two individual policies with
be more economical       evidence of insurability.
to provide an
amount of insurance    . Accelerated living benefits rider
coverage through a       Gives the policy owner access to a portion of the
policy alone.            policy's death benefit if the last surviving person
                         insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

                       Certain restrictions may apply and are described in the
                       rider or benefit. We'll add any rider charges to the
Ask your registered    monthly charge we deduct from your policy's accumulated
representative for     value.
more information
about the riders
available with the
policy, or about
other kinds of life
insurance policies
offered by Pacific
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

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Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic
premium payments
                       You can schedule the amount and frequency of your
                       premium payments. We refer to scheduled premium
Even if you pay all    payments as your planned periodic premium. Here's how
your premiums when     it works:
they're scheduled,
your policy could      . On your application, you choose a fixed amount of at
lapse if the             least $50 for each premium payment.
accumulated value,
less any               . You indicate whether you want to make premium
outstanding loan         payments annually, semi-annually, or quarterly. You
amount, is not           can also choose monthly payments using our monthly
enough to pay your       Uni-check plan, which is described below.
monthly charges.
Turn to Your           . We send you a notice to remind you of your scheduled
policy's                 premium payment (except for monthly Uni-check
accumulated value        payments, which are paid automatically). While you do
for more                 not have to make the premium payments you've
information.             scheduled, not making a premium payment may have an
                         impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

HOW PREMIUMS WORK

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
Your net premium is    make. The load is made up of three charges:
your premium
payment less the       Sales load
premium load.          During the first 10 years of your policy, we deduct a
                       6% sales load from each premium payment you make. The sales load is reduced to 4% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your
premiums
                       We generally allocate your net premiums to the
There are special      investment options you've chosen on your application on
restrictions when      the day we receive them. We currently limit your
allocating premiums    allocations to 20 investment options at one time.
to the Fixed LT
account.               When we allocate your first premium depends on the
                       state where you signed your policy application. If you
Please turn to Your    signed your application in a state that requires us to
investment options     return the premiums you've paid, we'll hold your net
for more               premiums in the Money Market investment option until
information about      the free look transfer date, and then transfer them to
the investment         the investment options you've chosen.
options.
                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If accepting the premium means your policy will no
policy, you can ask     longer qualify as life insurance for federal income
us or your              tax purposes.
registered
representative for     The total amount you can pay in premiums and still have
a personalized         your policy qualify as life insurance is your policy's
illustration that      guideline premium limit. The sum of the premiums paid,
will show you the      less any withdrawals, at any time cannot exceed the
guideline single       guideline premium limit, which is the greater of:
premium and
guideline level        . the guideline single premium or
annual premiums.       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.
                      ---------------------------------------------------------

Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge covers the cost of providing you with life
premium payments,      insurance protection. Like other policy charges, we may
or taking out a        profit from the cost of insurance charge and may use
loan all affect the    these profits for any lawful purpose such as the
accumulated value      payment of distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. However, subject to state approval, for policies issued in New Jersey, we guarantee that the administrative charge will never exceed $16 a month. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver IV policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
An example
                       How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
 . a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
 . a face amount of
  $100,000             . Face amount component We deduct a face amount
 . accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $14.50
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.145).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
 .008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing, sending a     investment options you've chosen. Amounts allocated to
fax, or, if we have    the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone              are held in our separate account.
authorization form
on file, by calling    You choose your initial investment options on your
us at 1-800-800-       application. If you choose more than one investment
7681. Or you can       option, you must tell us the dollar amount or
ask your registered    percentage you want to allocate to each option. You can
representative to      change your premium allocation instructions at any
contact us.            time.

You'll find            The investment options you choose, and how they
information about      perform, will affect your policy's accumulated value
when we allocate       and may affect the death benefit. Please review the
net premiums to        investment options carefully and ask your registered
your investment        representative to help you choose the right ones for
options in How         your goals and tolerance for risk. Make sure you
premiums work.         understand any costs you may pay directly and
                       indirectly on your investment options because they will
Your policy's          affect the value of your policy.
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options
                       You can choose from 20 variable investment options.
Variable investment    Each variable investment option is set up as a variable
options are also       account under our separate account and invests in a
known as variable      corresponding portfolio of the Pacific Select Fund.
accounts. These        Each portfolio invests in different securities and has
variable accounts      its own investment goals, strategies and risks. The
are divisions of       value of each portfolio will fluctuate with the value
our separate           of the investments it holds, and returns are not
account. We bear       guaranteed. Your policy's accumulated value will
the direct             fluctuate depending on the investment options you've
operating expenses     chosen. You bear the investment risk of any variable
of our separate        investment options you choose.
account. For more
information about      The following chart is a summary of the Pacific Select
how these accounts     Fund portfolios. You'll find detailed descriptions of
work, see              the portfolios in the Pacific Select Fund prospectus
About Pacific Life.    that accompanies this prospectus. There's no guarantee
                       that a portfolio will achieve its investment objective.
We're the              You should read the fund prospectus carefully before
investment adviser     investing.
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.

Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.

Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the U.S.

Small-Cap Equity         Growth of capital.           Equity securities of smaller and   Capital Guardian
 (formerly called                                     medium-sized companies.            Trust Company
 Growth)

International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.

Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.

I-Net Tollkeeper         Long-term growth of          Equity securities of companies     Goldman Sachs Asset
                         capital.                     which use, support, or relate      Management
                                                      directly or indirectly to use of
                                                      the Internet. Such companies
                                                      include those in the media,
                                                      telecommunications, and
                                                      technology sectors.

Multi-Strategy           High total return.           A mix of equity and fixed income   J.P. Morgan
                                                      securities.                        Investment
                                                                                         Management Inc.

Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying U.S.  Investment
                                                      companies.                         Management Inc.

Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any size.   Corporation
                         preservation of capital.

Mid-Cap Value            Capital appreciation.        Equity securities of medium-sized  Lazard Asset
                                                      U.S. companies believed to be      Management
                                                      undervalued.

Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Standard  Management US
                         return of common stocks      & Poor's 500 Composite Stock
                         publicly traded in the U.S.  Price Index.

Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Russell   Management US
                         return of an index of small  2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-     Equity securities of real estate   Morgan Stanley
                         term capital appreciation.   investment trusts.                 Asset Management

International Value      Long-term capital            Equity securities of companies of  Morgan Stanley
 (formerly called        appreciation primarily       any size located in developed      Asset Management
 International)          through investment in        countries outside of the U.S.
                         equity securities of
                         corporations domiciled in
                         countries other than the
                         U.S.

Government Securities    Maximize total return        Fixed income securities that are   Pacific Investment
                         consistent with prudent      issued or guaranteed by the U.S.   Management Company
                         investment management.       government, its agencies or
                                                      government-sponsored enterprises.

Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.

Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.

High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to long
                                                      terms to maturity.

Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management
                         of secondary importance.                                        Inc

YOUR INVESTMENT OPTIONS

An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver IV    the unit value calculated on your monthly payment date.
basics.                If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver IV.          these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options earn
prospectus about         interest on a daily basis, using a 365-day year. Our
these options.           minimum annual interest rate is 4%.
However, other         . We may offer a higher annual interest rate on the
federal securities       fixed options. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and       . There are no investment risks or direct charges.
completeness of the    . There are limitations on when and how much you can
disclosure about         transfer from the fixed options. These limitations
these options. For       are described below in Transferring among investment
more information         options.
about the general      . We may limit the total amount you allocate to the
account, see About       Fixed LT account for all Pacific Life policies you
Pacific Life.            own to $1,000,000 in any 12-month period, and
                         transfer any amount over $1,000,000 to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone transfer, or by signing up
requires us to         for one of our automatic transfer programs. You'll find
refund your            more information about making telephone transfers in
premiums when you      Pacific Select Estate Preserver IV basics.
exercise your right
to cancel, you can     Transfers will normally be effective as of the end of
make transfers and     the business day we receive your written or telephone
use transfer           request.
programs only after
the free look          Here are some things you need to know about making
transfer date. For     transfers:
more information,
please see Pacific     . Your policy's accumulated value may be invested in up
Select Estate            to 20 investment options at one time.
Preserver IV           . If you're making transfers between variable
basics.                  investment options, there is no minimum amount
                         required and you can make as many transfers as you
If you live in           like.
Connecticut,           . You can make transfers from the variable investment
Georgia, Maryland,       options to the fixed options only in the policy month
North Carolina,          right before each policy anniversary.
North Dakota, or       . You can only make one transfer from each fixed option
Pennsylvania, you        in any 12-month period, except if you've signed up
can make a transfer      for the first year transfer program.
to the fixed           . You can only transfer up to the greater of $5,000 or
options any time         25% of your policy's accumulated value in the Fixed
during the first 18      account in any 12-month period.
months of your         . You can only transfer up to the greater of $5,000 or
policy.                  10% of your policy's accumulated value in the Fixed
                         LT account in any 12-month period.
You'll find more       . Currently, there is no charge for making a transfer
about the first          but we may charge you in the future.
year transfer          . There is no minimum required value for the investment
program later in         option you're transferring to or from.
this section.          . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units        . You need to complete a request form to enroll in the
when unit values         program. You may enroll by telephone if you have a
are higher. This         completed telephone authorization form on file.
allows you to          . You must have at least $5,000 in a variable
average the cost of      investment option to start the program.
investments over       . We'll automatically transfer accumulated value from
time. Investing          one variable investment option to one or more of the
this way does not        other variable investment options you've selected.
guarantee profits      . We'll process transfers as of the end of the business
or prevent losses.       day on your policy's monthly, quarterly, semi-annual
                         or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You enroll in the program by sending us a written
relatively lower         signed request or a completed automatic rebalancing
returns.                 form. You may enroll by telephone if you have a
                         completed telephone authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

YOUR INVESTMENT OPTIONS

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------

Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Taking out a loan
                       You can borrow money from us any time while your policy
The amount in the      is in force either by sending us a request in writing,
loan account, plus     or over the telephone. You'll find more information
any interest you       about requesting a loan by telephone in Pacific Select
owe, is referred to    Estate Preserver IV basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.
and may affect the     . Interest owing on the amount you've borrowed accrues
death benefit.           daily at an annual rate of 4.5% during the first 10
                         years of the loan. Starting in the 11th year of the loan, interest accrues at an annual rate of 4.25%.
                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in
policy year 13         . 100% of the accumulated value in the fixed options,
with:                    plus 90% of the accumulated value in the variable
 . accumulated value      investment options.
  of $100,000
 . a most recent        . the result of a x (b / c) - d, where:
  monthly charge of
  $100                   a = the accumulated value of your policy less 12
 . an outstanding             times the most recent monthly charge
  loan amount of         b = 1.04
  $50,000                c = 1.045 during the first 10 policy years, and
                             1.0425 during policy year 11 and thereafter
The maximum amount       d = any outstanding loan amount.
you can borrow is
$48,327.24             Paying off your loan
(($100,000 - $1200)    You can pay off all or part of the loan any time while
X (1.04 / 1.0425) -    your policy is in force. Unless you tell us otherwise,
$50,000)               we'll transfer any loan payments you make
                       proportionately to your investment options according to
                       your most recent allocation instructions.
If you live in
Connecticut, the       While you have an outstanding loan, we'll treat any
minimum amount you     money you send us as a premium payment unless you tell
can borrow is $200.    us in writing that it's a loan repayment.
If you live in
Oregon, the minimum
amount is $250.

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan
                       account is not available to help pay for any policy
                       charges. If, after deducting your outstanding loan
                       amount, there is not enough accumulated value in your
                       policy to cover the policy charges, your policy could
                       lapse. You may need to make additional premium payments
                       or loan repayments to prevent your policy from lapsing.
                      ---------------------------------------------------------

Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
 . the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

WITHDRAWALS, SURRENDERS AND LOANS

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, it is added to the outstanding loan amount and
loans may affect       begins accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.
benefit.
                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your
policy
                       You can surrender or cash in your policy at any time
You can choose to      while either of the two people insured by the policy is
receive your money     still living. Your policy's cash surrender value is its
in a lump sum or       accumulated value. The net cash surrender value equals
use it to buy an       your policy's cash surrender value after deducting any
income benefit.        outstanding loan amount.
Please see the
discussion about       Here are some things you need to know about
income benefits in     surrendering your policy:
General information
about your policy.     . You must send us your policy and a written request.
                       . We'll send you the policy's net cash surrender value.
                         There's no surrender charge.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver IV policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

GENERAL INFORMATION ABOUT YOUR POLICY

                      ---------------------------------------------------------
Errors on your
application
                       If the age or gender of either person insured by your
If unisex cost of      policy is stated incorrectly on your application, we'll
insurance rates        adjust the face amount to reflect the correct age or
apply to your          gender. Here's how we'll do it:
policy, we will not
adjust the face        . Using the monthly cost of insurance rate for the
amount if we             policy year in which we discover the mistake, we'll
discover that            multiply the face amount by the rate based on the
gender has been          incorrect age or gender. We'll then divide the result
stated incorrectly       by the monthly cost of insurance rate that's based on
on your                  the correct age or gender.
application.           . We'll calculate accumulated value using cost of
                         insurance, rider and benefit charges based on the correct age and gender, for all policy months following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your
policy as
collateral
                       You can assign your policy as collateral to secure a
Assigning a policy     loan, mortgage, or other kind of debt. Here's how it
that's a modified      works:
endowment contract
may generate           . An assignment does not change the ownership of the
taxable income and       policy.
a 10% penalty tax.     . After the policy has been assigned, your rights and
                         the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It's based on the Internal Revenue Code (the tax code) and does not cover any state or local tax laws.

                       This is not a complete discussion of all federal income tax questions that may arise under the policy. There are special rules that we do not include here that may apply in certain situations.

                       We do not know whether the current treatment of life
The tax                insurance policies under current federal income tax or
consequences of        estate or gift tax laws will continue. We also do not
owning a policy or     know whether the current interpretations of the laws by
receiving proceeds     the IRS or the courts will remain the same. Future
from it may vary by    legislation may adversely change the tax treatment of
jurisdiction and       life insurance policies, other tax consequences
according to the       described in this discussion or tax consequences that
circumstances of       relate directly or indirectly to life insurance
each owner or          policies.
beneficiary.
                       We do not make any guarantees about the tax status of
Speak to a             your policy, and you should not consider the discussion
qualified tax          that follows to be tax advice.
adviser for
complete
information about
federal, state and
local taxes that      ---------------------------------------------------------
may apply to you.

Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless the separate account
rules.                 follows certain rules requiring diversification of
                       investments underlying the policy. In addition, the IRS
For more               requires that the policyholder does not have control
information about      over the underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the attached        investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
                         exposure to the alternative minimum tax and the
Section 59A of the       environmental tax.
tax code deals with
the environmental
tax.

                      ---------------------------------------------------------

Conventional life
insurance policies
                       The tax treatment of your policy will depend upon
Under Section 7702A    whether it is a type of contract known as a modified
of the tax code,       endowment contract. We describe modified endowment
policies that are      contracts later in this section. If your policy is not
not classified as      a modified endowment contract, it will be treated as a
modified endowment     conventional life insurance policy and will have the
contracts are taxed    following tax treatment:
as conventional
life insurance         Surrendering your policy
policies.              When you surrender, or cash in, your policy, you'll
                       generally be taxed on the difference, if any, between
The cost basis in      the cash surrender value and the cost basis in your
your policy is         policy.
generally the
premiums you've        Making a withdrawal
paid plus any          If you make a withdrawal after your policy has been in
taxable                force for 15 years, you'll only be taxed on the amount
distributions less     you withdraw that exceeds the cost basis in the policy.
any withdrawals or
premiums previously    Special rules apply if you make a withdrawal within the
recovered that were    first 15 policy years and it's accompanied by a
not taxable.           reduction in benefits. In this case, there is a special
                       formula under which you may be taxed on all or a portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                      ---------------------------------------------------------
Modified endowment
contracts
                       A modified endowment contract is a special type of life
Section 7702A of       insurance policy. If your policy is a modified
the tax code           endowment contract, it will have the tax treatment
defines a class of     described below. Any distributions you receive during
life insurance         the life of the policy are treated differently than
policies known as      under conventional life insurance policies.
modified endowment     Withdrawals, loans, pledges, assignments and
contracts. Like        surrendering your policy are all considered
other life             distributions and may be subject to tax on an income-
insurance policies,    first basis and a 10% penalty.
the death benefit
proceeds paid to       When a policy becomes a modified endowment contract
your beneficiary       A life insurance policy becomes a modified endowment
generally are not      contract if, at any time during the first seven policy
subject to federal     years, the sum of actual premiums paid exceeds the
income tax and your    seven-pay limit. The seven-pay limit is the cumulative
policy's               total of the level annual premiums (or seven-pay
accumulated value      premiums) required to pay for the policy's future death
grows on a tax-        and endowment benefits.
deferred basis
until you receive a    For example, if the seven-pay premiums were $1,000 a
cash distribution.     year, the maximum premiums you could pay during the
                       first seven years to avoid modified endowment treatment
If there is a          would be $1,000 in the first year, $2,000 through the
material change to     first two years and $3,000 through the first three
your policy, like a    years, etc. Under this test, a Pacific Select Estate
change in the death    Preserver IV policy may or may not be a modified
benefit, we may        endowment contract, depending on the amount of premiums
have to retest your    paid during the policy's first seven contract years or
policy and restart     after a material change has been made to the policy.
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.
                      ---------------------------------------------------------

                       Accelerated living benefits rider
Policy riders          Amounts received under this rider should be generally
                       excluded from taxable income under Section 101(g) of
Please see the         the tax code.
discussion of
optional riders in     Benefits under the rider will be taxed, however, if
The death benefit.     they are paid to someone other than a person insured by
                       the policy, and either person insured by the policy:
Please consult with
your tax adviser if    . is a director, officer or employee of the person
you want to              receiving the benefit, or
exercise your          . has a financial interest in a business of the person
rights under either      receiving the benefit.
of these riders.
                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 1999, we had over $101 billion of individual life insurance in force and total admitted assets of approximately $48.2 billion. We are ranked the 16th largest life insurance carrier in the U.S. in terms of 1999 admitted assets.

                       The Pacific Life family of companies has total assets under management of $315 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD) (formerly
distributed            called Pacific Mutual Distributors, Inc.), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

ABOUT PACIFIC LIFE

                       Commissions are based on "target" premiums we
                       determine. The commission we pay will vary with the
                       agreement, but the most common schedule of commissions
Targets are based      we pay is:
on the joint equal
age on the policy      . 30% of premiums paid up to the first target premium
date and each          . 25% of the premiums paid under targets 2 through 5
$1,000 of the          . 4% of premiums paid in excess of targets 1 through 5
initial face amount      in policy years 1 through 10
of your policy. The    . 3% of premiums paid thereafter.
targets range from
$2.28 to $59.00 for    We may pay broker-dealers an annual renewal commission
each $1,000 of         of up to 0.20% of a policy's accumulated value less any
initial face           outstanding loan amount. We calculate the renewal
amount.                amount monthly and it becomes payable on each policy
                       anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

ABOUT PACIFIC LIFE

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include
                       a summary of the action we took and our reasons for it in the next report to policy owners.
                      ---------------------------------------------------------

                       We will provide you with illustrations based on
Illustrations          different sets of assumptions upon your request. You
                       can request such illustrations at any time.
If you ask us,         Illustrations may help you understand how your policy
we'll provide you      values would vary over time based on different
with different         assumptions. We have filed examples of such an
kinds of               illustration as an exhibit to the registration
illustrations.         statement that relates to the policy on file with the
                       SEC.
 . Illustrations
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

ABOUT PACIFIC LIFE

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver IV, under the
                       Securities Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C.
                       They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Executive Vice President and Chief Financial
  Director and         Officer of Pacific Life, April 1991 to January 1995; Director and President of
  President            Pacific LifeCorp, August 1997 to present; Director and President of Pacific Mutual
                       Holding Company, August 1997 to present; President (since February 1999) and Former
                       Trustee of Pacific Select Fund; Management Board Member of PIMCO Advisors L.P.,
                       December 1997 to present; Former Equity Board Member of PIMCO Advisors L.P.; Former
                       Director of Pacific Corinthian Life Insurance Company; Director of Pacific Life &
                       Annuity Company; and similar positions with other affiliated companies of Pacific
                       Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer and Treasurer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present: Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of: Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life, Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

                      ---------------------------------------------------------
Financial              The next several pages contain the statement of net
statements             assets of the Pacific Select Exec Separate Account as
                       of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for each of the three years ended December 31, 1999, which are included in this prospectus so you can assess our ability to meet our obligations under the policies. Unaudited financial statements for Pacific Life as of March 31, 2000 and for the three months ended March 31, 2000 and 1999 are also included.

Experts               ---------------------------------------------------------
                       The consolidated financial statements of Pacific Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-   Equity   Growth  Mid-Cap   Equity  Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy  Income     LT     Value    Index     Index
                    Variable  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account   Account  Account  Account  Account  Account  Account  Account  Account  Account   Account
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive
 Equity Portfolio
 (2,270 shares;
 cost $28,345)...   $33,035
 Emerging Markets
 Portfolio
 (1,900 shares;
 cost $14,846)...             $19,910
 Growth Portfolio
 (9,705 shares;
 cost $225,194)..                      $289,069
 Bond and Income
 Portfolio
 (630 shares;
 cost $7,935)....                                $6,997
 Equity Portfolio
 (1,589 shares;
 cost $48,734)...                                        $59,599
 Multi-Strategy
 Portfolio
 (8,946 shares;
 cost $134,934)..                                                 $151,897
 Equity Income
 Portfolio
 (8,125 shares;
 cost $186,348)..                                                          $225,466
 Growth LT
 Portfolio
 (11,253 shares;
 cost $266,532)..                                                                   $536,446
 Mid-Cap Value
 Portfolio
 (496 shares;
 cost $5,142)....                                                                             $5,208
 Equity Index
 Portfolio
 (11,315 shares;
 cost $298,365)..                                                                                     $434,565
 Small-Cap Index
 Portfolio
 (547 shares;
 cost $5,759)....                                                                                               $6,426
Receivables:
 Due from Pacific
 Life Insurance
 Company.........                  45        27               53         5       19      131       4                 1
 Fund shares
 redeemed........        26                                                                                 88
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    33,061    19,955   289,096   6,997   59,652   151,902  225,485  536,577   5,212   434,653   6,427
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........        26                                                                                 88
 Fund shares
 purchased.......                  45        27               53         5       19      131       4                 1
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        26        45        27               53         5       19      131       4        88       1
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $33,035   $19,910  $289,069  $6,997  $59,599  $151,897 $225,466 $536,446  $5,208  $434,565  $6,426
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                      Govern-                       High
                             Inter-     ment    Managed   Money    Yield   Large-Cap
                     REIT   national Securities   Bond    Market    Bond     Value   Variable Variable Variable Variable
                   Variable Variable  Variable  Variable Variable Variable Variable  Account  Account  Account  Account
                   Account  Account   Account   Account  Account  Account   Account     I        II      III       IV
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio
 (276 shares;
 cost $2,783)....   $2,643
 International
 Portfolio
 (11,651 shares;
 cost $188,119)..           $215,349
 Government
 Securities
 Portfolio
 (2,200 shares;
 cost $23,386)...                     $22,218
 Managed Bond
 Portfolio
 (11,058 shares;
 cost $120,723)..                               $114,197
 Money Market
 Portfolio
 (13,001 shares;
 cost $131,293)..                                        $131,046
 High Yield Bond
 Portfolio
 (5,450 shares;
 cost $50,328)...                                                 $48,032
 Large-Cap Value
 Portfolio
 (485 shares;
 cost $5,320)....                                                           $5,378
 Brandes
 International
 Equity Portfolio
 (640 shares;
 cost $8,485)....                                                                     $9,927
 Turner Core
 Growth Portfolio
 (943 shares;
 cost $19,237)...                                                                             $21,622
 Frontier Capital
 Appreciation
 Portfolio
 (401 shares;
 cost $6,298)....                                                                                       $8,463
 Enhanced U.S.
 Equity Portfolio
 (286 shares;
 cost $5,315)....                                                                                                $6,005
Receivables:
 Due from Pacific
 Life Insurance
 Company.........        4        74        3                                    2                                    7
 Fund shares
 redeemed........                                      3      209      11
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    2,647   215,423   22,221    114,200  131,255  48,043    5,380     9,927   21,622    8,463    6,012
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........                                      3      209      11
 Fund shares
 purchased.......        4        74        3                                    2                                    7
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        4        74        3          3      209      11        2                                    7
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,643  $215,349  $22,218   $114,197 $131,046 $48,032   $5,378    $9,927  $21,622   $8,463   $6,005
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-    Equity    Growth    Mid-Cap    Equity   Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy   Income      LT       Value     Index      Index
                    Variable  Variable Variable Variable Variable Variable  Variable  Variable  Variable   Variable  Variable
                    Account   Account  Account  Account  Account  Account   Account   Account  Account (1) Account  Account (1)
                   ------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......    $2,297       $60  $24,357     $647   $2,430  $12,175   $18,449    $24,658     $10      $5,600      $95
                   ------------------------------------------------------------------------------------------------------------
Net Investment
Income...........     2,297        60   24,357      647    2,430   12,175    18,449     24,658      10       5,600       95
                   ------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)  17,437     (147)   1,715    1,903     8,208     25,696     (70)     16,677       37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681   51,373     (970)   8,860   (4,391)   (1,356)   195,153      66      45,834      667
                   ------------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     4,096     6,388   68,810   (1,117)  10,575   (2,488)    6,852    220,849      (4)     62,511      704
                   ------------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......    $6,393    $6,448  $93,167    ($470) $13,005   $9,687   $25,301   $245,507      $6     $68,111     $799
                   ------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                         Govern-                        High
                                Inter-     ment    Managed    Money    Yield    Large-Cap
                      REIT     national Securities   Bond     Market    Bond      Value    Variable Variable Variable Variable
                    Variable   Variable  Variable  Variable  Variable Variable  Variable   Account  Account  Account  Account
                   Account (1) Account   Account   Account   Account  Account  Account (1)    I        II      III       IV
                   -----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......      $82      $7,401    $1,278    $8,539    $4,600   $3,845      $20        $312   $1,181     $243     $474
                   -----------------------------------------------------------------------------------------------------------
Net Investment
Income...........       82       7,401     1,278     8,539     4,600    3,845       20         312    1,181      243      474
                   -----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....      (15)      8,072         9       353       259   (1,968)      29         254      277      224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (140)     23,374    (1,640)  (10,865)     (137)    (533)      58       1,374    1,904    1,903      141
                   -----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     (155)     31,446    (1,631)  (10,512)      122   (2,501)      87       1,628    2,181    2,127      787
                   -----------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     ($73)    $38,847     ($353)  ($1,973)   $4,722   $1,344     $107      $1,940   $3,362   $2,370   $1,261
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging            Bond and            Multi-    Equity    Growth     Mid-Cap    Equity
                     Equity   Markets    Growth    Income   Equity   Strategy   Income      LT        Value     Index
                    Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable   Variable   Variable
                    Account   Account   Account   Account  Account   Account   Account   Account   Account (1) Account
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........    $2,297       $60    $24,357     $647   $2,430    $12,175   $18,449   $24,658       $10      $5,600
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)    17,437     (147)   1,715      1,903     8,208    25,696       (70)     16,677
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681     51,373     (970)   8,860     (4,391)   (1,356)  195,153        66      45,834
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448     93,167     (470)  13,005      9,687    25,301   245,507         6      68,111
                   ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315     31,800    1,814    7,890     13,459    27,427    46,518     1,020      69,793
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)   (11,435)    (439)  (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)
 Transfers in
 (from other
 variable
 accounts).......    29,901    25,855    227,823    6,748   59,920     23,609    71,635   186,813     7,393     156,344
 Transfers out
 (to other
 variable
 accounts).......   (25,109)  (24,440)  (239,257)  (5,539) (36,551)   (18,440)  (63,749) (134,957)   (2,988)   (122,161)
 Transfers--
 other...........      (577)     (432)   (12,699)    (399)    (700)    (4,335)  (12,898)  (17,789)      (72)    (21,467)
                   ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390     (3,768)   2,185   28,528      8,212    12,298    63,662     5,202      63,267
                   ----------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......    15,269     9,838     89,399    1,715   41,533     17,899    37,599   309,169     5,208     131,378
                   ----------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............    17,766    10,072    199,670    5,282   18,066    133,998   187,867   227,277               303,187
                   ----------------------------------------------------------------------------------------------------
End of Year......   $33,035   $19,910   $289,069   $6,997  $59,599   $151,897  $225,466  $536,446    $5,208    $434,565
                   ----------------------------------------------------------------------------------------------------
                    Small-Cap
                      Index
                    Variable
                   Account (1)
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........        $95
 Net realized
 gain (loss) from
 security
 transactions....         37
 Net unrealized
 appreciation
 (depreciation)
 on investments..        667
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..        799
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........      1,576
 Transfers--
 policy charges
 and deductions..       (168)
 Transfers in
 (from other
 variable
 accounts).......     17,438
 Transfers out
 (to other
 variable
 accounts).......    (13,186)
 Transfers--
 other...........        (33)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....      5,627
                   -----------
NET INCREASE IN
NET ASSETS.......      6,426
                   -----------
NET ASSETS
Beginning of
Year.............
                   -----------
End of Year......     $6,426
                   -----------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Govern-                         High
                                Inter-      ment    Managed    Money     Yield     Large-Cap
                      REIT     national  Securities   Bond     Market     Bond       Value    Variable Variable  Variable Variable
                    Variable   Variable   Variable  Variable  Variable  Variable   Variable   Account  Account   Account  Account
                   Account (1) Account    Account   Account   Account   Account   Account (1)    I        II       III       IV
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $82      $7,401    $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       (15)      8,072         9        353       259   (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)     23,374    (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903      141
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)     38,847      (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370    1,261
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327      29,734     3,788     15,623   255,115    9,673        915      1,409    1,432     1,411      885
 Transfers--
 policy charges
 and deductions..       (65)     (8,874)   (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers in
 (from other
 variable
 accounts).......     3,247     121,103    12,668     65,597   466,728   44,998      6,201      5,989   17,199     3,714    8,944
 Transfers out
 (to other
 variable
 accounts).......      (771)   (114,670)   (7,771)   (59,239) (643,243) (46,917)    (1,608)      (632)  (2,837)   (2,450)  (9,539)
 Transfers--
 other...........       (22)     (7,931)   (2,206)    (2,730)  (11,504)  (1,940)       (60)       (67)    (192)     (707)    (273)
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716      19,362     5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641     (242)
                   ---------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......     2,643      58,209     5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011    1,019
                   ---------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............               157,140    17,149    101,864    69,107   43,370                 1,522    2,948     4,452    4,986
                   ---------------------------------------------------------------------------------------------------------------
End of Year......    $2,643    $215,349   $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Aggressive Emerging            Bond and            Multi-    Equity    Growth    Equity
                            Equity   Markets    Growth    Income   Equity   Strategy   Income      LT      Index
                           Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account  Account   Account   Account   Account   Account
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..        $5      $117    $20,232     $147     $507    $12,030   $18,901    $6,250    $4,853
 Net realized gain
 (loss) from security
 transactions...........       653    (1,951)    10,581       19      369      3,108     5,470     5,163    11,629
 Net unrealized
 appreciation
 (depreciation) on
 investments............     1,132      (935)   (23,983)      13    1,989      5,144     9,750    63,381    43,404
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     1,790    (2,769)     6,830      179    2,865     20,282    34,121    74,794    59,886
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     4,086     3,183     31,972    1,056    2,976     14,554    24,939    29,295    44,705
 Transfers--policy
 charges and
 deductions.............      (969)     (663)   (10,609)    (197)    (633)    (5,260)   (7,949)   (9,146)  (12,955)
 Transfers in (from
 other variable
 accounts)..............    20,958    27,300     89,840    6,550   17,627     13,875    46,109    82,877   108,028
 Transfers out (to other
 variable accounts).....   (16,962)  (25,040)   (87,886)  (2,820)  (8,527)   (17,159)  (35,074)  (53,981)  (73,002)
 Transfers--other.......      (610)     (355)   (10,466)    (171)    (432)    (5,646)   (5,765)   (7,000)  (10,763)
                          ----------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     6,503     4,425     12,851    4,418   11,011        364    22,260    42,045    56,013
                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     8,293     1,656     19,681    4,597   13,876     20,646    56,381   116,839   115,899
                          ----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......     9,473     8,416    179,989      685    4,190    113,352   131,486   110,438   187,288
                          ----------------------------------------------------------------------------------------
End of Year.............   $17,766   $10,072   $199,670   $5,282  $18,066   $133,998  $187,867  $227,277  $303,187
                          ----------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                     Govern-                         High
                           Inter-      ment    Managed    Money     Yield
                          national  Securities   Bond     Market     Bond    Variable Variable Variable Variable
                          Variable   Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account    Account   Account   Account   Account      I        II      III       IV
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $11,985      $881     $5,533    $3,392   $3,403       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........     5,435       164        663        (3)     (87)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (10,085)       59      1,408        14   (2,165)       72      460       44      366
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............     7,335     1,104      7,604     3,403    1,151       167      608        1      703
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    28,077     2,186     13,456   164,872    7,612       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............    (8,359)     (699)    (3,939)   (6,168)  (2,255)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............    71,891    10,097     52,698   268,634   34,691       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (64,225)   (5,218)   (36,135) (399,943) (29,075)      (97)    (880)  (1,374)    (481)
 Transfers--other.......    (6,520)     (742)    (4,332)  (13,775)  (2,461)      (12)     (37)     (44)     111
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    20,864     5,624     21,748    13,620    8,512       816    1,557    1,342    2,529
                          --------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    28,199     6,728     29,352    17,023    9,663       983    2,165    1,343    3,232
                          --------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   128,941    10,421     72,512    52,084   33,707       539      783    3,109    1,754
                          --------------------------------------------------------------------------------------
End of Year.............  $157,140   $17,149   $101,864   $69,107  $43,370    $1,522   $2,948   $4,452   $4,986
                          --------------------------------------------------------------------------------------

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Enhanced U.S. Equity) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1999, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of the Separate Account's investments in the Funds as of December 31, 1999 were as follows (amounts in thousands):

                                                       Variable Accounts
                         ------------------------------------------------------------------------------
                         Aggressive Emerging            Bond and             Multi-    Equity    Growth
                           Equity    Markets   Growth    Income    Equity   Strategy   Income      LT
                         -------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year        $16,338    $11,689  $187,167   $5,250    $16,061  $112,643  $147,393  $152,516
Add:Total net proceeds
 from policy
 transactions              19,528     12,400   103,914    4,132     40,979    16,057    33,867   110,353
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                                 60       468      388         42     3,612     1,810
  (b) Net realized gain     2,297               23,889      259      2,388     8,563    16,639    24,658
                         -------------------------------------------------------------------------------
           Sub-Total       38,163     24,149   315,438   10,029     59,470   140,875   199,709   287,527
Less:Cost of
 investments disposed
 during the year            9,818      9,303    90,244    2,094     10,736     5,941    13,361    20,995
                         -------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                      28,345     14,846   225,194    7,935     48,734   134,934   186,348   266,532
Add:Unrealized
 appreciation
 (depreciation)             4,690      5,064    63,875     (938)    10,865    16,963    39,118   269,914
                         -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                     $33,035    $19,910  $289,069   $6,997    $59,599  $151,897  $225,466  $536,446
                         -------------------------------------------------------------------------------

                                                                            Govern-
                          Mid-Cap    Equity   Small-Cap            Inter-     ment    Managed    Money
                         Value (1)    Index   Index (1) REIT (1)  national Securities   Bond     Market
                         -------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                  $212,820                      $153,283   $16,677   $97,525   $69,218
Add:Total net proceeds
 from policy
 transactions              $6,149     94,678    $6,917   $2,925     63,456     9,456    32,380   302,607
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                      10      4,038        27       76      1,200     1,012     5,982     4,600
  (b) Net realized gain                1,562        68        6      6,201       266     2,557
                         -------------------------------------------------------------------------------
           Sub-Total        6,159    313,098     7,012    3,007    224,140    27,411   138,444   376,425
Less:Cost of
 investments disposed
 during the year            1,017     14,733     1,253      224     36,021     4,025    17,721   245,132
                         -------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       5,142    298,365     5,759    2,783    188,119    23,386   120,723   131,293
Add:Unrealized
 appreciation
 (depreciation)                66    136,200       667     (140)    27,230    (1,168)   (6,526)     (247)
                         -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $5,208   $434,565    $6,426   $2,643   $215,349   $22,218  $114,197  $131,046
                         -------------------------------------------------------------------------------

                         High Yield Large-Cap
                            Bond    Value (1)     I        II       III        IV
                         ------------------------------------------------------------
Total cost of
 investments at
 beginning of year        $45,134               $1,454   $2,467     $4,191    $4,437
Add:Total net proceeds
 from policy
 transactions              25,603     $5,805     7,684   16,504      3,055     2,983
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
   income                   3,845         20        56       20                    7
  (b) Net realized gain                            256    1,161        243       467
                         ------------------------------------------------------------
           Sub-Total       74,582      5,825     9,450   20,152      7,489     7,894
Less:Cost of
 investments disposed
 during the year           24,254        505       965      915      1,191     2,579
                         ------------------------------------------------------------
Total cost of
 investments at end of
 year                      50,328      5,320     8,485   19,237      6,298     5,315
Add:Unrealized
 appreciation
 (depreciation)            (2,296)        58     1,442    2,385      2,165       690
                         ------------------------------------------------------------
Total market value of
 investments at end of
 year                     $48,032     $5,378    $9,927  $21,622     $8,463    $6,005
                         ------------------------------------------------------------

------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                            Variable Accounts
                        -----------------------------------------------------------------------------------------------
                          Aggressive   Emerging               Bond and                Multi-      Equity      Growth
                            Equity     Markets      Growth     Income     Equity     Strategy     Income        LT
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,392,776   1,425,050   5,054,100   407,552   1,208,588  3,899,102    4,153,101    7,088,988
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   446,295     391,154     731,566   146,464     466,028    378,029      566,767    1,090,385
 (b) Transfers--policy
  charges and deductions    (109,665)   (106,579)   (260,557)  (35,534)   (119,693)  (170,710)    (209,156)    (396,786)
 (c) Transfers in (from
  other variable
  accounts)                2,146,964   3,074,166   4,963,234   535,185   3,543,441    572,679    1,295,559    4,047,924
 (d) Transfers out (to
  other variable
  accounts)               (1,801,331) (2,898,051) (5,249,564) (439,413) (2,178,697)  (445,339)  (1,169,106)  (2,989,259)
 (e) Transfers--other        (41,457)    (51,197)   (278,610)  (31,698)    (41,773)  (104,711)    (236,551)    (394,019)
                        -----------------------------------------------------------------------------------------------
Sub-Total                    640,806     409,493     (93,931)  175,004   1,669,306    229,948      247,513    1,358,245
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at end of year            2,033,582   1,834,543   4,960,169   582,556   2,877,894  4,129,050    4,400,614    8,447,233
                        -----------------------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $12.76       $7.07      $39.51    $12.96      $14.95     $34.37       $45.24       $32.06
At end of year                $16.24      $10.85      $58.28    $12.01      $20.71     $36.79       $51.24       $63.51

                                                                                     Govern-
                           Mid-Cap      Equity    Small-Cap               Inter-       ment      Managed       Money
                          Value (1)     Index     Index (1)   REIT (1)   national   Securities     Bond       Market
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                  7,178,724                         7,183,483    722,500    4,098,497    4,086,161
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   101,351   1,525,978     154,672    32,153   1,297,474    162,177      639,829   14,668,834
 (b) Transfers--policy
  charges and deductions     (15,187)   (421,266)    (16,372)   (6,499)   (385,569)   (45,293)    (202,469)    (568,862)
 (c) Transfers in (from
  other variable
  accounts)                  733,125   3,170,097   1,703,414   317,169   5,106,667    511,147    2,606,449   26,594,956
 (d) Transfers out (to
  other variable
  accounts)                 (308,361) (2,484,612) (1,291,374)  (76,125) (4,851,038)  (308,321)  (2,349,734) (36,739,991)
 (e) Transfers--other         (7,378)   (436,615)     (3,136)   (2,097)   (335,483)   (87,525)    (108,284)    (657,157)
                        -----------------------------------------------------------------------------------------------
Sub-Total                    503,550   1,353,582     547,204   264,601     832,051    232,185      585,791    3,297,780
                        -----------------------------------------------------------------------------------------------
Total units outstanding
 at end of year              503,550   8,532,306     547,204   264,601   8,015,534    954,685    4,684,288    7,383,941
                        -----------------------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of year         $10.00      $42.23      $10.00    $10.00      $21.88     $23.74       $24.85       $16.91
At end of year                $10.34      $50.93      $11.74     $9.99      $26.87     $23.27       $24.38       $17.75

                          High Yield  Large-Cap
                             Bond     Value (1)       I          II        III          IV
                        ---------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,598,243                 127,998   167,752     342,807    304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   351,193      86,694      95,802    72,580      94,055     49,583
 (b) Transfers--policy
  charges and deductions     (90,794)    (16,717)    (16,143)  (14,391)    (22,248)   (14,533)
 (c) Transfers in (from
  other variable
  accounts)                1,565,039     580,019     404,864   806,745     246,076    500,082
 (d) Transfers out (to
  other variable
  accounts)               (1,635,967)   (150,215)    (43,231) (144,796)   (161,952)  (533,493)
 (e) Transfers--other        (67,640)     (5,540)     (4,604)   (9,779)    (46,779)   (15,217)
                        ---------------------------------------------------------------------
Sub-Total                    121,831     494,241     436,688   710,359     109,152    (13,578)
                        ---------------------------------------------------------------------
Total units outstanding
 at end of year            1,720,074     494,241     564,686   878,111     451,959    291,010
                        ---------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of year         $27.14      $10.00      $11.89    $17.57      $12.99     $16.37
At end of year                $27.92      $10.88      $17.58    $24.62      $18.72     $20.64

------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

                    Consolidated Financial Statements as of
               December 31, 1999 and 1998 and for the years ended
       December 31, 1999, 1998 and 1997 and Independent Auditors' Report

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Costa Mesa, California
   February 22, 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                             1999       1998
-------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $14,814.0  $13,804.7
    Equity securities                                          295.2      547.5
  Trading securities at estimated fair value                    99.9       97.0
  Mortgage loans                                             2,920.2    2,788.7
  Real estate                                                  236.0      172.7
  Policy loans                                               4,258.5    4,003.2
  Other investments                                            882.7      951.7
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           23,506.5   22,365.5
Cash and cash equivalents                                      439.4      154.1
Deferred policy acquisition costs                            1,446.1      899.8
Accrued investment income                                      287.2      259.3
Other assets                                                   830.7      361.2
Separate account assets                                     23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL ASSETS                                               $50,123.0  $39,883.9
-------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,045.5  $17,973.0
  Future policy benefits                                     4,386.0    2,480.5
  Short-term and long-term debt                                224.4      445.1
  Other liabilities                                            939.2      813.3
  Separate account liabilities                              23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                           48,208.2   37,555.9
-------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0       30.0
  Paid-in capital                                              139.9      126.2
  Unearned ESOP shares                                         (11.6)
  Retained earnings                                          2,034.5    1,663.5
  Accumulated other comprehensive income (loss) -
   Unrealized gain (loss) on securities available for
   sale, net                                                  (278.0)     508.3
-------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   1,914.8    2,328.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $50,123.0  $39,883.9
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       1999     1998     1997
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                $  653.8 $  525.3 $  431.2
Insurance premiums                                      483.9    537.1    526.4
Net investment income                                 1,473.3  1,413.6  1,325.4
Net realized investment gains                           101.5     39.4     85.4
Commission revenue                                      234.3    220.1    146.6
Other income                                            144.7    112.5     97.9
-------------------------------------------------------------------------------
TOTAL REVENUES                                        3,091.5  2,848.0  2,612.9
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                          904.4    880.8    797.8
Policy benefits paid or provided                        734.4    757.0    712.6
Commission expenses                                     484.6    387.2    305.1
Operating expenses                                      453.4    468.0    507.9
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           2,576.8  2,493.0  2,323.4
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                514.7    355.0    289.5
Provision for income taxes                              143.7    113.5    113.5
-------------------------------------------------------------------------------

NET INCOME                                           $  371.0 $  241.5 $  176.0
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                   Accumulated
                         Common Stock          Unearned               Other
                         ------------- Paid-in   ESOP   Retained  Comprehensive
                         Shares Amount Capital  Shares  Earnings  Income (Loss)  Total
-----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1997                                        $1,318.0     $ 379.2    $1,697.2
Comprehensive income:
  Net income                                               176.0                   176.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 196.0       196.0
                                                                                --------
Total comprehensive
 income                                                                            372.0
Issuance of partnership
 units by affiliate                    $ 85.1                                       85.1
Initial member
 capitalization of
 Pacific Mutual Holding
 Company                                                    (2.0)                   (2.0)
Issuance of common
 stock                    0.6   $30.0    35.0              (65.0)
Dividend paid to
 Pacific LifeCorp                                           (5.0)                   (5.0)
-----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1997        0.6    30.0   120.1            1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                               241.5                   241.5
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 (66.9)      (66.9)
                                                                                --------
Total comprehensive
 income                                                                            174.6
Issuance of partnership
 units by affiliate                       6.1                                        6.1
-----------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1998        0.6    30.0   126.2            1,663.5       508.3     2,328.0
Comprehensive loss:
  Net income                                               371.0                   371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                (786.3)     (786.3)
                                                                                --------
Total comprehensive
 loss                                                                             (415.3)
Issuance of partnership
 units by affiliate                      10.6                                       10.6
Capital contribution                      3.1                                        3.1
Purchase of ESOP note                           $(13.1)                            (13.1)
Allocation of unearned
 ESOP shares                                       1.5                               1.5
-----------------------------------------------------------------------------------------


BALANCES,
 DECEMBER 31, 1999        0.6   $30.0  $139.9   $(11.6) $2,034.5     $(278.0)   $1,914.8
-----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
                                                1999       1998       1997
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                    $   371.0  $   241.5  $   176.0
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturity securities       (77.8)     (39.4)     (26.6)
  Depreciation and other amortization              20.5       26.0       38.3
  Earnings of equity method investees             (92.9)     (99.0)     (78.1)
  Deferred income taxes                            (8.5)     (20.6)     (14.4)
  Net realized investment gains                  (101.5)     (39.4)     (85.4)
  Net change in deferred policy acquisition
   costs                                         (546.3)    (171.9)    (196.4)
  Interest credited to universal life and in-
   vestment-type products                         904.4      880.8      797.8
  Change in trading securities                     (2.9)     (14.3)     (18.3)
  Change in accrued investment income             (27.9)       3.1      (59.9)
  Change in future policy benefits                 58.1       (9.7)     (16.3)
  Change in other assets and liabilities          207.1      102.2      574.9
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES         703.3      859.3    1,091.6
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                    (4,173.4)  (4,330.5)  (6,272.3)
  Sales                                         2,333.8    2,209.3    2,224.1
  Maturities and repayments                     1,400.3    2,221.8    2,394.6
Repayments of mortgage loans                      681.0      334.9      179.3
Proceeds from sales of mortgage loans and
 real estate                                       24.4       43.3      104.4
Purchases of mortgage loans and real estate      (886.3)  (1,246.3)    (643.7)
Distributions from partnerships                   138.2      119.5       91.6
Change in policy loans                           (255.3)    (129.7)    (301.4)
Cash received from acquisitions of insurance
 blocks of business                               164.9               1,215.9
Other investing activity, net                     255.6     (466.6)     (70.8)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (316.8)  (1,244.3)  (1,078.3)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                            Years Ended December 31,
(Continued)                                 1999       1998       1997
-------------------------------------------------------------------------------
                                                  (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                $ 4,453.4  $ 4,007.0  $ 2,679.8
  Withdrawals                              (4,322.3)  (3,770.7)  (2,667.3)
Net change in short-term and long-term
 debt                                        (220.7)     191.5      (16.5)
Purchase of ESOP note                         (13.1)
Allocation of unearned ESOP shares              1.5
Initial capitalization of Pacific Mutual
 Holding Company                                                     (2.0)
Dividend paid to Pacific LifeCorp                                    (5.0)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                  (101.2)     427.8      (11.0)
-------------------------------------------------------------------------------

Net change in cash and cash equivalents       285.3       42.8        2.3
Cash and cash equivalents, beginning of
 year                                         154.1      111.3      109.0
-------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR    $   439.4  $   154.1  $   111.3
-------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisitions of an annuity and an insurance block of business in 1999 and 1997, respectively, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities            $ 1,592.7
     Cash and cash equivalents                164.9             $ 1,215.9
     Policy loans                                                   440.3
     Other assets                             100.4                  43.4
                                          ---------             ---------
        Total assets assumed              $ 1,858.0             $ 1,699.6
                                          ---------             ---------

     Policyholder account values                                $ 1,693.8
     Annuity reserves                     $ 1,847.4
     Other liabilities                         10.6                   5.8
                                          ---------             ---------
        Total liabilities assumed         $ 1,858.0             $ 1,699.6
                                          ---------             ---------

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

-------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                         $    83.0  $   127.9  $   153.0
Interest paid                             $    23.3  $    24.0  $    26.1
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


   DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company ("Pacific Life") was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company ("PMHC"), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the "Conversion"). As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. Adoption of this accounting standard did not have a material impact on the Company's consolidated financial statements.

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended by SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-- Deferral of the Effective Date of FASB Statement No. 133," is effective for fiscal years beginning after June 15, 2000. SFAS No. 133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.


   During 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The Company currently plans to adopt

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SOP 98-7 on January 1, 2000. Adoption of this accounting standard is not expected to have a material impact on the Company's consolidated financial statements.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at estimated fair value with unrealized gains and losses included in net realized investment gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains on the accompanying consolidated statements of operations.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains on the accompanying consolidated statements of operations.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments on the accompanying consolidated statements of financial condition.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC ("PAM"), has an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. ("PIMCO Advisors") as of December 31, 1999 and 1998. In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. During 1999 and 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the years ended December 31, 1999 and 1998, there was a direct increase to the Company's stockholder's equity of $10.6 million and $6.1 million, respectively. During 1998, the Company also acquired the beneficial ownership of additional partnership units. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   On October 31, 1999, PAM entered into an Implementation and Merger Agreement with Allianz of America, Inc. ("Allianz") and a number of other parties in which Allianz will purchase 70% of the outstanding partnership units of PIMCO Advisors. PAM is exchanging its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return. This transaction is anticipated to close during the first half of 2000, subject to certain closing conditions and approvals.

   In connection with this transaction, PAM has entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM will be subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price would be the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price would be the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value is at least $50.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1999, 1998 and 1997, amortization of deferred policy acquisition costs included in commission expenses amounted to $131.7 million, $73.0 million and $50.2 million, respectively, and included in operating expenses amounted to $55.4 million, $33.5 million and $29.4 million, respectively, on the accompanying consolidated statements of operations.

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed investment contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4% to 8.4% during 1999, 1998 and 1997.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1999, 1998 and 1997. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1999 and 1998, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of certain other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)


   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products, and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1999 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS


   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                          1999      1998
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,219.1  $1,157.4
           Deferred policy acquisition costs             1,398.6     944.5
           Deferred income taxes                           304.5     307.1
           Asset valuation reserve                         232.1     298.7
           Non admitted assets                              83.3      40.4
           Subsidiary equity                                25.2      26.5
           Surplus notes                                  (149.6)   (149.6)
           Unrealized gain (loss) on securities avail-
            able for sale, net                            (278.0)    508.3
           Insurance and annuity reserves                 (845.2)   (654.4)
           Other                                           (75.2)   (150.9)
                                                        ------------------
         Stockholder's equity as reported herein        $1,914.8  $2,328.0
                                                        ------------------


                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $  168.4  $  187.6  $  121.5
           Deferred policy acquisition costs     379.2     177.3     160.4
           Deferred income taxes                  (2.7)     17.9      41.2
           Earnings of subsidiaries              (27.5)    (32.8)    (40.6)
           Insurance and annuity reserves       (184.3)   (145.1)   (107.0)
           Other                                  37.9      36.6       0.5
                                              ----------------------------
         Net income as reported herein        $  371.0  $  241.5  $  176.0
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1999 and 1998, Pacific Life and Pacific Life & Annuity Company, formerly PM Group Life Insurance Company, a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1999 statutory results, Pacific Life could pay $174.0 million in dividends in 2000 without prior approval. No dividends were paid during 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 1999 and 1998.

   PERMITTED PRACTICE

   Net cash distributions received on PAM's investment in PIMCO Advisors are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block") was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $293.5 million and $311.6 million as of December 31, 1999 and 1998, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits amounted to $341.8 million and $352.8 million as of December 31, 1999 and 1998, respectively. The contribution

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   to income from the Closed Block amounted to $3.8 million, $5.1 million and $5.7 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 1999, 1998 and 1997, respectively.

4. ACQUISITIONS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"). This block of business consists of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   The remaining cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $74.5 million as of December 31, 1999, and is included in deferred policy acquisition costs on the accompanying consolidated statement of financial condition. Amortization of this asset for the year ended December 31, 1999 amounted to $0.4 million, and is included in commission expense on the accompanying consolidated statement of operations.

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life, which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of $1.7 billion. The assets received as part of this acquisition amounted to $1.2 billion in cash and $0.4 billion in policy loans. This block is primarily non leveraged COLI.

   The remaining cost of acquiring this COLI business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $27.9 million and $36.5 million as of December 31, 1999 and 1998, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1999, 1998 and 1997 amounted to $8.6 million, $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized ----------------- Estimated
                                        Cost     Gains    Losses  Fair Value
                                         -----------------------------------
                                                  (In Millions)
    As of December 31, 1999:
    -----------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $   107.7 $    9.3 $    1.0 $   116.0
    Obligations of states, political
     subdivisions                         642.0     13.0     27.7     627.3
    Foreign governments                   285.0     10.5      6.7     288.8
    Corporate securities                8,725.0    220.3    387.4   8,557.9
    Mortgage-backed and asset-backed
     securities                         5,323.8     33.7    251.1   5,106.4
    Redeemable preferred stock            108.5     14.2      5.1     117.6
                                      -------------------------------------
    Total fixed maturity securities   $15,192.0 $  301.0 $  679.0 $14,814.0
                                      -------------------------------------
    Total equity securities           $   269.3 $   57.0 $   31.1 $   295.2
                                      -------------------------------------

    As of December 31, 1998:
    -----------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $    95.6 $   25.1          $   120.7
    Obligations of states, political
     subdivisions                         481.9     91.3 $   11.8     561.4
    Foreign governments                   253.1     28.3      4.3     277.1
    Corporate securities                7,888.7    446.3    124.5   8,210.5
    Mortgage-backed and asset-backed
     securities                         4,434.7    143.1     53.0   4,524.8
    Redeemable preferred stock            104.0     11.3      5.1     110.2
                                      -------------------------------------
    Total fixed maturity securities   $13,258.0 $  745.4 $  198.7 $13,804.7
                                      -------------------------------------
    Total equity securities           $   364.4 $  202.6 $   19.5 $   547.5
                                      -------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 1999, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized Estimated
                                                       Cost    Fair Value
                                                     --------------------
                                                        (In Millions)
         Due in one year or less                     $   566.5 $   572.6
         Due after one year through five years         3,324.0   3,366.5
         Due after five years through ten years        2,995.9   2,921.4
         Due after ten years                           2,981.8   2,847.1
                                                     -------------------
                                                       9,868.2   9,707.6
         Mortgage-backed and asset-backed securities   5,323.8   5,106.4
                                                     -------------------
         Total                                       $15,192.0 $14,814.0
                                                     -------------------

   Major categories of investment income are summarized as follows:

                                    Years Ended December 31,
                                     1999     1998     1997
                                   --------------------------
                                         (In Millions)
        Fixed maturity securities  $1,030.3 $  929.7 $  940.2
        Equity securities              14.6     13.5     10.2
        Mortgage loans                205.6    174.6    129.5
        Real estate                    46.5     38.1     53.6
        Policy loans                  158.6    161.5    144.3
        Other                         131.7    203.2    156.2
                                   --------------------------
          Gross investment income   1,587.3  1,520.6  1,434.0
        Investment expense            114.0    107.0    108.6
                                   --------------------------
          Net investment income    $1,473.3 $1,413.6 $1,325.4
                                   --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)


   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Fixed maturity securities available
         for sale:
          Gross gain                           $   89.3  $   92.7  $   56.3
          Gross loss                              (72.9)    (84.8)    (31.1)
        Equity securites available for sale:
          Gross gain                              109.0      40.9      36.1
          Gross loss                              (52.0)     (6.8)     (6.2)
        Mortgage loans on real estate              10.1     (10.7)     (4.6)
        Real estate                                18.0       1.2      16.9
        Other investments                                     6.9      18.0
                                               ----------------------------
        Total                                  $  101.5  $   39.4  $   85.4
                                               ----------------------------

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                              December 31,
                                          1999      1998     1997
                                        --------------------------
                                             (In Millions)
        Available for sale securities:
          Fixed maturity                $  (924.7) $(229.5) $223.5
          Equity                           (157.2)    63.1    85.7
                                        --------------------------
        Total                           $(1,081.9) $(166.4) $309.2
                                        --------------------------
        Trading securities              $     0.4  $  (2.5) $ (1.1)
                                        --------------------------

   As of December 31, 1999 and 1998, investments in fixed maturity securities with a carrying value of $12.6 million and $13.0 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. One diversified financial security, rated AA, exceeds 10% of total stockholder's equity as of December 31, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS


   The estimated fair values of the Company's financial instruments are as follows:

                                      December 31, 1999    December 31, 1998
                                     -------------------- --------------------
                                     Carrying  Estimated  Carrying  Estimated
                                      Amount   Fair Value  Amount   Fair Value
                                     -----------------------------------------
                                                   (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)           $15,109.2 $15,109.2  $14,352.2 $14,352.2
      Trading securities                  99.9      99.9       97.0      97.0
      Mortgage loans                   2,920.2   2,983.8    2,788.7   2,911.2
      Policy loans                     4,258.5   4,258.5    4,003.2   4,003.2
      Cash and cash equivalents          439.4     439.4      154.1     154.1
      Derivative instruments              43.5      43.5      176.1     176.1
    Liabilities:
      Guaranteed interest contracts    6,365.0   6,296.3    5,665.3   5,751.0
      Deposit liabilities                544.9     533.7      599.9     626.7
      Annuity liabilities              1,323.3   1,304.8    1,448.0   1,430.1
      Short-term debt                     60.0      60.0      295.5     295.5
      Long-term debt                     164.4     164.3      149.6     176.0
      Derivative instruments             229.5     229.5       36.0      36.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)


   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1999 and 1998:

   TRADING SECURITIES

   The estimated fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 1999, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS


   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off balance sheet counterparty risk.

   Outstanding derivatives with off balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 1999 and 1998 are as follows:

                                                         Assets (Liabilities)
                                      --------------------------------------------------
                                 Notional or    Carrying  Estimated  Carrying Estimated
                              Contract Amounts   Value    Fair Value  Value   Fair Value
                              ----------------- --------  ---------- -------- ----------
                                1999     1998     1999       1999      1998      1998
                          --------------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options and
     swaptions                $1,003.0 $2,653.0 $   5.0    $   5.0    $ 67.9    $ 67.9
    Interest rate swap
     contracts                 2,867.5  2,608.6    38.5       38.5     (23.3)    (23.3)
    Asset swap contracts          58.1     63.2    (3.6)      (3.6)     (3.6)     (3.6)
    Credit default and total
     return swaps              2,061.9    649.6   (43.1)     (43.1)     (9.1)     (9.1)
    Financial futures
     contracts                   676.8    608.9
    Foreign currency
     derivatives               1,685.1  1,131.2  (182.8)    (182.8)    108.2     108.2
                          --------------------------------------------------------------
     Total derivatives        $8,352.4 $7,714.5 $(186.0)   $(186.0)   $140.1    $140.1
                          --------------------------------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                    -------------------------------------------
                                                  (In Millions)
    December 31, 1999:
    ------------------
      Interest rate floors, caps,
       options and swaptions       $2,653.0    $  670.9     $2,320.9   $1,003.0
      Interest rate swap
       contracts                    2,608.6     1,226.2        967.3    2,867.5
      Asset swap contracts             63.2         7.8         12.9       58.1
      Credit default and total
       return swaps                   649.6     1,617.3        205.0    2,061.9
      Financial futures contracts     608.9     5,586.8      5,518.9      676.8
      Foreign currency
       derivatives                  1,131.2       874.0        320.1    1,685.1

    December 31, 1998:
    ------------------
      Interest rate floors, caps,
       options and swaptions        2,730.0       160.6        237.6    2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities on the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income on the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 2000 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 2000 through 2021.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 2000 through 2028.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 2000 through 2013.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS


   The detail of universal life and investment-type product liabilities is as follows:


                                       December 31,
                                      1999      1998
                                    -------------------
                                       (In Millions)
          Universal life            $10,807.7 $10,218.0
          Investment-type products    8,237.8   7,755.0
                                    -------------------
                                    $19,045.5 $17,973.0
                                    -------------------

   The detail of universal life and investment-type product policy fees and interest credited net of reinsurance ceded is as follows:

                                       Years Ended December 31,
                                        1999     1998     1997
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life            $  509.2 $  439.9 $  377.5
            Investment-type products     144.6     85.4     53.7
                                      --------------------------
          Total policy fees           $  653.8 $  525.3 $  431.2
                                      --------------------------
          Interest credited:
            Universal life            $  443.9 $  440.8 $  368.2
            Investment-type products     460.5    440.0    429.6
                                      --------------------------
          Total interest credited     $  904.4 $  880.8 $  797.8
                                      --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES


   Activity in the liability for unpaid claims and claim adjustment expenses, which is included in future policy benefits on the accompanying consolidated statements of financial condition, is summarized as follows:

                                              Years Ended
                                             December 31,
                                              1999    1998
                                             --------------
                                             (In Millions)
            Balance at January 1             $137.4  $140.5
              Less reinsurance recoverables     0.1     0.7
                                             --------------
            Net balance at January 1          137.3   139.8
                                             --------------
            Incurred related to:
              Current year                    376.8   412.9
              Prior years                     (33.8)  (18.3)
                                             --------------
            Total incurred                    343.0   394.6
                                             --------------
            Paid related to:
              Current year                    286.7   303.5
              Prior years                      77.1    93.6
                                             --------------
            Total paid                        363.8   397.1
                                             --------------
            Net balance at December 31        116.5   137.3
              Plus reinsurance recoverables     0.1     0.1
                                             --------------
            Balance at December 31           $116.6  $137.4
                                             --------------

   As a result of payment of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33.8 million and $18.3 million for the years ended December 31, 1999 and 1998, respectively. The reduction is primarily due to lower than anticipated settlement of claims and reduced claim adjustment expenses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT


   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 1999. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998 bearing an average interest rate of 5.2%. As of December 31, 1999 and 1998, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 1999 and 1998.

   PAM had bank borrowings outstanding of $60 million as of December 31, 1999 and 1998. The interest rate was 6.0%, 5.1% and 6.2% as of December 31, 1999, 1998 and 1997, respectively. Outstanding debt is due and payable in 2000 and subject to renewal. The borrowing limit for PAM as of December 31, 1999 and 1998 was $100 million and $200 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 1999 was $14.8 million.

   Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1999, 1998 and 1997 and is included in net investment income on the accompanying consolidated statements of operations.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES


   The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

   The provision for income taxes is as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Current                         $152.2  $  134.1  $  127.9
           Deferred                          (8.5)    (20.6)    (14.4)
                                         ----------------------------
                                           $143.7  $  113.5  $  113.5
                                         ----------------------------

   The sources of the Company's provision for deferred taxes are as follows:

                                          Years Ended December 31,
                                           1999      1998      1997
                                         ----------------------------
                                               (In Millions)
           Policyholder reserves         $   50.9  $  (29.5) $   20.1
           Deferred policy acquisition
            costs                            20.0     (12.6)    (18.0)
           Non deductible reserves            4.0      28.2     (27.6)
           Partnership income               (25.6)     20.8
           Investment valuation             (28.0)    (24.5)      3.9
           Duration hedging                 (29.6)     20.8      (2.6)
           Other                             (0.2)     (2.6)      9.8
                                         ----------------------------
           Deferred taxes from
            operations                       (8.5)      0.6     (14.4)
           Release of subsidiary
            deferred taxes                            (21.2)
                                         ----------------------------
           Deferred tax provision        $   (8.5) $  (20.6) $  (14.4)
                                         ----------------------------

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                Years Ended December 31,
                                                 1999      1998      1997
                                               ----------------------------
                                                     (In Millions)
        Provision for income taxes at the
         statutory rate                        $  180.1  $  124.2  $  101.3
          Amortization of intangibles on
           equity method investments                2.0       4.3       7.6
          Non taxable investment income            (7.3)     (3.6)     (2.6)
          Tax settlement                           (7.5)
          Low income housing tax credits          (19.2)     (3.9)
          Equity tax                                         (5.0)      5.0
          Other                                    (4.4)     (2.5)      2.2
                                               ----------------------------
        Provision for income taxes             $  143.7  $  113.5  $  113.5
                                               ----------------------------

   The net deferred tax asset (liability), included in other assets on the accompanying consolidated statements of financial condition, is comprised of the following tax effected temporary differences:

                                                     December 31,
                                                     1999    1998
                                                    ---------------
                                                    (In Millions)
        Deferred tax assets
          Policyholder reserves                     $203.4  $ 254.3
          Investment valuation                        72.7     44.7
          Deferred compensation                       35.4     33.7
          Duration hedging                            21.1     (8.5)
          Postretirement benefits                      9.0      8.9
          Dividends                                    8.4      7.6
          Partnership income                           4.8    (20.8)
          Non deductible reserves                      1.9      5.9
          Other                                        3.1      5.2
                                                    ---------------
        Total deferred tax assets                    359.8    331.0

        Deferred tax liabilities
          Deferred policy acquisition costs           44.0     24.0
          Depreciation                                 2.7      2.4
                                                    ---------------
        Total deferred tax liabilities                46.7     26.4
                                                    ---------------
        Net deferred tax asset from operations       313.1    304.6
        Unrealized (gain) loss on securities         150.8   (272.3)
        Issuance of partnership units by affiliate   (81.1)   (74.9)
                                                    ---------------
        Net deferred tax asset (liability)          $382.8  $ (42.6)
                                                    ---------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME


   The Company displays comprehensive income and its components on the accompanying consolidated statements of stockholder's equity and the note herein. Other comprehensive income is shown net of reclassification adjustments and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                 Years Ended December 31,
                                                   1999      1998    1997
                                                 --------------------------
                                                      (In Millions)
        Calculation of Holding Gain (Loss):
        -----------------------------------
          Gross holding gain (loss) on
           securities
           available for sale                    $(1,179.7) $(53.8) $ 359.8
          Deferred policy acquisition costs           43.9    (6.9)    (3.1)
          Tax (expense) benefit                      397.7    21.1   (125.1)
                                                 --------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
                                                 --------------------------
        Calculation of Reclassification
         Adjustment:
        -------------------------------
          Realized gain on sale of securities
           available for sale                    $    73.4  $ 42.0  $  55.1
          Tax expense                                (25.2)  (14.7)   (19.5)
                                                 --------------------------
          Reclassification adjustment, net of
           tax                                   $    48.2  $ 27.3  $  35.6
                                                 --------------------------
        Amounts Reported in Other Comprehensive
         Income:
        ---------------------------------------
          Holding gain (loss) on securities
           available for sale, net of tax        $  (738.1) $(39.6) $ 231.6
          Less reclassification adjustment, net
           of tax                                     48.2    27.3     35.6
                                                 --------------------------
          Net unrealized gain (loss) recognized
           in other comprehensive income (loss)  $  (786.3) $(66.9) $ 196.0
                                                 --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE


   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                          December 31,
                                          1999    1998
                                         --------------
                                         (In Millions)
      Reinsured universal life deposits  $(55.3) $(46.0)
      Future policy benefits              141.8   108.9
      Unpaid claims                         8.5    12.5
      Paid claims                           6.4    24.3

   As of December 31, 1999, 74% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      1999     1998     1997
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against insurance
       premiums                                     $   92.8 $   82.7 $   70.7
      Assumed reinsurance included in insurance
       premiums                                         13.9     17.2     18.1
      Ceded reinsurance netted against policy fees      52.3     65.0     77.5
      Ceded reinsurance netted against net invest-
       ment income                                     211.9    203.3    204.9
      Ceded reinsurance netted against interest
       credited                                        110.5    162.8    165.8
      Ceded reinsurance netted against policy ben-
       efits                                            88.4    121.3     93.4
      Assumed reinsurance included in policy bene-
       fits                                              8.3     17.7     12.7

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION

   The Company's six operating segments are Life Insurance, Institutional Products, Annuities, Group Insurance, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business. The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

   The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,200 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

   Intersegment revenues include commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $100.5 million and $110 million as of December 31, 1999 and 1998, respectively. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)


   Financial information for each of the business segments is as follows:

                            Life     Institutional              Group   Broker- Investment Corporate
                          Insurance    Products    Annuities  Insurance Dealers Management and Other    Total
                -----------------------------------------------------------------------------------------------
External customers and                                       (In Millions)
 other revenue
 December 31, 1999        $   502.0    $    39.1   $   205.0   $478.4   $253.2    $ 14.9   $   24.1   $ 1,516.7
 December 31, 1998            431.9         43.2       124.0    521.2    236.1      17.0       21.6     1,395.0
 December 31, 1997            395.6         61.4        83.3    480.6    154.0      21.2        6.0     1,202.1
Intersegment revenues
 December 31, 1999                                                       348.5               (348.5)          -
 December 31, 1998                                                       185.3               (185.3)          -
 December 31, 1997                                                       143.3               (143.3)          -
Net investment income
 excluding earnings of
 equity method investees
 December 31, 1999            580.2        645.1        78.3     23.4      0.9       8.3       44.2     1,380.4
 December 31, 1998            586.5        565.5        88.6     23.1      0.9       8.0       42.0     1,314.6
 December 31, 1997            507.2        509.6       149.4     24.9      0.8       6.2       49.2     1,247.3
Earnings of equity
 method investees
 December 31, 1999             (0.7)        (1.2)       (0.1)                      107.9      (13.0)       92.9
 December 31, 1998                           0.1                                   103.1       (4.2)       99.0
 December 31, 1997                           0.2                                    80.7       (2.8)       78.1
Net realized investment
 gains (losses)
 December 31, 1999             12.6         26.8         0.1     (0.6)               9.9       52.7       101.5
 December 31, 1998              4.1        (13.6)        4.6      1.7                4.0       38.6        39.4
 December 31, 1997              9.9         12.8         0.6      2.0               20.8       39.3        85.4
Total revenues
 December 31, 1999          1,094.1        709.8       283.3    501.2    602.6     141.0     (240.5)    3,091.5
 December 31, 1998          1,022.5        595.2       217.2    546.0    422.3     132.1      (87.3)    2,848.0
 December 31, 1997            912.7        584.0       233.3    507.5    298.1     128.9      (51.6)    2,612.9


Income (loss) before
 provision for
 income tax
 December 31, 1999            178.4        111.9        73.2     30.4     11.9      62.6       46.3       514.7
 December 31, 1998            151.1         74.6        34.1     10.3      9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3        23.5     28.8      6.4      24.6      (24.5)      289.5
Provision (benefit) for
 income tax
 December 31, 1999             54.4         30.7        24.0     10.1      5.2      11.3        8.0       143.7
 December 31, 1998             52.6         21.2        11.3      2.9      4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9         9.4      9.1      2.7      10.1       (7.5)      113.5
Net income (loss)
 December 31, 1999            124.0         81.2        49.2     20.3      6.7      51.3       38.3       371.0
 December 31, 1998             98.5         53.4        22.8      7.4      5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4        14.1     19.7      3.7      14.5      (17.0)      176.0


Interest credited on
 universal life and
 investment-type
 products
 December 31, 1999            451.4        383.8        65.1                                    4.1       904.4
 December 31, 1998            449.6        354.1        71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8       106.2                                   13.0       797.8


Assets
 As of December 31, 1999   16,276.1     17,649.4    14,565.2    341.5     60.9     264.5      965.4    50,123.0
 As of December 31, 1998   14,578.2     15,221.0     8,384.2    361.1     55.8     267.3    1,016.3    39,883.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS

   PENSION PLANS

   Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
   21. The full-benefit vesting period for all participants is five years.

   Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

   Components of the net periodic pension benefit are as follows:

                                               Years Ended December 31,
                                                1999      1998      1997
                                              ----------------------------
                                                    (In Millions)
        Service cost - benefits earned dur-
         ing the year                         $    4.6  $    4.0  $    3.6
        Interest cost on projected benefit
         obligation                               11.5      10.9      10.4
        Expected return on plan assets           (16.3)    (15.0)    (12.8)
        Amortization of net obligations and
         prior service cost                       (1.4)     (1.4)     (1.4)
                                              ----------------------------
        Net periodic pension benefit          $   (1.6) $   (1.5) $   (0.2)
                                              ----------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                       December 31,
                                                       1999    1998
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year         $177.8  $157.9
          Service cost                                   4.6     4.0
          Interest cost                                 11.5    10.9
          Plan expense                                  (0.3)   (0.3)
          Actuarial (gain) loss                        (30.7)   11.9
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Benefit obligation, end of year               $155.9  $177.8
                                                      --------------

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year  $195.3  $180.3
          Actual return on plan assets                  23.6    21.9
          Plan expense                                  (0.3)   (0.3)
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Fair value of plan assets, end of year        $211.6  $195.3
                                                      --------------

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                 $ 55.7  $ 17.5
        Unrecognized transition asset                  (47.7)   (3.6)
        Unrecognized prior service cost                 (2.4)   (1.0)
        Unrecognized actuarial gain                     (0.8)   (9.7)
                                                      --------------
        Prepaid pension cost                          $  4.8  $  3.2
                                                      --------------

   In determining the actuarial present value of the projected benefit obligation as of December 31, 1999 and 1998, the weighted average discount rate used was 8.0% and 6.5%, respectively, and the rate of increase in future compensation levels was 5.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1999 and 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)


   POSTRETIREMENT BENEFITS

   Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 1999, 1998 and 1997 is $0.5 million, $0.7 million and $0.8 million, respectively. As of December 31, 1999 and 1998, the accumulated benefit obligation is $19.7 million and $19.3 million, respectively. The fair value of the plan assets as of December 31, 1999 and 1998 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $24.4 million and $25.3 million as of December 31, 1999 and 1998, respectively.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8.0% for 1999 and 1998 and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7.0% for 1999 and 1998 and is assumed to decrease gradually to 3.0% in 2003 and remain at that level thereafter.

   The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 10.1%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be decreased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 8.9%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 8.0% and 6.5% for 1999 and 1998, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership ("ESOP"). ESOP contributions made by the Company amounted to $5.4 million, $5.2 million and $1.1 million for the years ended December 31, 1999, 1998 and 1997, respectively, and are included in operating expenses on the accompanying consolidated statements of operations.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock at

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   $12.50 per share to the ESOP ("ESOP Shares") on September 2, 1997, in exchange for a promissory note in the amount of $21.2 million ("ESOP Note"). Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by ESOP contributions from Pacific Life.

   On July 27, 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. This loan is included in unearned ESOP shares on the accompanying consolidated statement of stockholder's equity as of December 31, 1999. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference and reflected as a capital contribution on the accompanying consolidated statement of stockholder's equity as of December 31, 1999.

   Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $69.7 million, $42.1 million and $27.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an allocation of actual costs. Such administration fees amounted to $265,000, $232,000 and $165,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

   PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $7.3 million, $16.9 million and $11.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $3.2 million and $40.3 million as of December 31, 1999 and 1998, respectively.

   Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.0 million, $1.2 million and $1.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

17. TERMINATION AND NON COMPETITION AGREEMENTS

   The Company has termination and non competition agreements with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other non compete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

   For the years ended December 31, 1999, 1998 and 1997, approximately $53.6 million, $49.4 million and $85.8 million, respectively, is included in operating expenses on the accompanying consolidated statements of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17. TERMINATION AND NON COMPETITION AGREEMENTS (Continued)

   operations related to the termination and non competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

   In connection with the closing of the PIMCO Advisors transaction (Note 1), the termination and non competition agreements with certain former key employees of PAM's subsidiaries will be assumed by Allianz.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2000                      $437.0
          2001 through 2004          210.8
          2005 and thereafter        144.3
                                    ------
        Total                       $792.1
                                    ------

   The Company leases office facilities under various non cancelable operating leases. Aggregate minimum future commitments as of December 31, 1999 through the term of the leases are approximately $43.3 million.

   Pacific Life has a contingent liability of approximately $23 million related to the posting of an appeal bond in conjunction with one of its investments. An unrelated third party has agreed to reimburse Pacific Life for 50% of any losses incurred under the bond. In addition, Pacific Life has given a commitment for additional capital funding, as may be required, to certain of its subsidiaries.

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

                PACIFIC LIFE INSURANCE COMPANY AND SUBSIDIARIES

             Consolidated Financial Statements as of March 31, 2000
              and December 31, 1999 and for the three months ended
                            March 31, 2000 and 1999

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                      March 31,
                                                        2000     December 31,
                                                     (Unaudited)     1999
-----------------------------------------------------------------------------
                                                          (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair
   value:
    Fixed maturity securities                         $15,133.8   $14,814.0
    Equity securities                                     251.8       295.2
  Trading securities at estimated fair value              101.4        99.9
  Mortgage loans                                        2,953.8     2,920.2
  Real estate                                             230.9       236.0
  Policy loans                                          4,297.9     4,258.5
  Other investments                                     1,106.0       882.7
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                      24,075.6    23,506.5
Cash and cash equivalents                                 404.0       439.4
Deferred policy acquisition costs                       1,517.5     1,446.1
Accrued investment income                                 312.1       287.2
Other assets                                              830.0       830.7
Separate account assets                                25,224.5    23,613.1
-----------------------------------------------------------------------------
TOTAL ASSETS                                          $52,363.7   $50,123.0
-----------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products         $19,138.8   $19,045.5
  Future policy benefits                                4,437.9     4,386.0
  Short-term and long-term debt                           296.6       224.4
  Other liabilities                                     1,225.7       939.2
  Separate account liabilities                         25,224.5    23,613.1
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                      50,323.5    48,208.2
-----------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares
   authorized, issued and outstanding                      30.0        30.0
  Paid-in capital                                         143.9       139.9
  Unearned ESOP shares                                     (9.5)      (11.6)
  Retained earnings                                     2,154.1     2,034.5
  Accumulated other comprehensive loss:
   Unrealized loss on securities available for sale,
   net                                                   (278.3)     (278.0)
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                              2,040.2     1,914.8
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY            $52,363.7   $50,123.0
-----------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (Unaudited)

                                                        Three Months Ended
                                                             March 31,
                                                          2000      1999
-------------------------------------------------------------------------------
                                                             (In Millions)
REVENUES
Universal life and investment-type product policy fees  $   197.8 $   144.5
Insurance premiums                                          126.4     133.6
Net investment income                                       404.1     335.6
Net realized investment gains                                48.6      52.2
Commission revenue                                           65.8      61.2
Other income                                                 56.6      33.6
-------------------------------------------------------------------------------
TOTAL REVENUES                                              899.3     760.7
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                              226.5     220.8
Policy benefits paid or provided                            236.7     180.5
Commission expenses                                         131.7     116.7
Operating expenses                                          133.3     110.2
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                 728.2     628.2
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                    171.1     132.5
Provision for income taxes                                   51.5      44.2
-------------------------------------------------------------------------------

NET INCOME                                              $   119.6 $    88.3
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  Accumulated
                         Common Stock          Unearned              Other
                         ------------- Paid-in   ESOP   Retained Comprehensive
                         Shares Amount Capital  Shares  Earnings Income (Loss)  Total
----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1999          0.6   $30.0  $126.2           $1,663.5    $ 508.3    $2,328.0
Comprehensive loss:
  Net income                                               371.0                  371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                               (786.3)     (786.3)
                                                                               --------
Total comprehensive
 loss                                                                            (415.3)
Issuance of partnership
 units by affiliate                      10.6                                      10.6
Capital contributions                     3.1                                       3.1
Purchase of ESOP note                           $(13.1)                           (13.1)
Allocation of unearned
 ESOP shares                                       1.5                              1.5
----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1999        0.6    30.0   139.9    (11.6)  2,034.5     (278.0)    1,914.8
Comprehensive income:
  Net income                                               119.6                  119.6
  Change in unrealized
   loss on securities
   available for sale,
   net                                                                 (0.3)       (0.3)
                                                                               --------
Total comprehensive
 income                                                                           119.3
Issuance of partnership
 units by affiliate                       3.0                                       3.0
Allocation of unearned
 ESOP shares                              1.0      2.1                              3.1
----------------------------------------------------------------------------------------

BALANCES (Unaudited),
 MARCH 31, 2000           0.6   $30.0  $143.9   $ (9.5) $2,154.1    $(278.3)   $2,040.2
----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                      Three Months Ended
                                                           March 31,
                                                        2000       1999
-------------------------------------------------------------------------------
                                                           (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                            $   119.6  $    88.3
Adjustments to reconcile net income to net cash pro-
 vided by operating activities:
  Amortization on fixed maturity securities               (19.9)     (10.1)
  Depreciation and other amortization                       5.6        3.9
  Earnings of equity method investees                     (27.1)     (14.5)
  Deferred income taxes                                    16.5       (4.0)
  Net realized investment gains                           (48.6)     (52.2)
  Net change in deferred policy acquisition costs         (71.4)     (76.8)
  Interest credited to universal life and investment-
   type products                                          226.5      220.8
  Change in trading securities                             (1.5)     (98.0)
  Change in accrued investment income                     (24.9)     (35.4)
  Change in future policy benefits                         51.9       22.9
  Change in other assets and liabilities                  211.6     (115.2)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES       438.3      (70.3)
-------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                              (951.9)    (990.4)
  Sales                                                   335.8      616.0
  Maturities and repayments                               451.3      236.7
Repayments of mortgage loans                              121.2       68.8
Purchases of mortgage loans and real estate              (151.3)     (89.9)
Distributions from partnerships                            33.4       33.5
Change in policy loans                                    (39.4)      34.3
Other investing activity, net                            (252.0)     (40.0)
-------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                    (452.9)    (131.0)
-------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                     Three Months Ended
                                                          March 31,
(Continued)                                            2000       1999
-----------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                           $ 1,177.9  $1,223.1
  Withdrawals                                         (1,274.0)   (920.0)
Net change in short-term and long-term debt               72.2    (101.5)
Allocation of unearned ESOP shares                         3.1
-----------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES      (20.8)    201.6
-----------------------------------------------------------------------------
Net change in cash and cash equivalents                  (35.4)      0.3
Cash and cash equivalents, beginning of period           439.4     154.1
-----------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF PERIOD             $   404.0  $  154.4
-----------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                                    $     0.9  $    0.1
Interest paid                                        $     2.1  $    2.0
-----------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

1.ORGANIZATION AND BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of a conversion to form a mutual holding company structure in 1997.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

2.BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The information set forth in the consolidated statements of financial condition and stockholder's equity as of March 31, 2000 and the consolidated statements of operations and cash flows for the three months ended March 31, 2000 and 1999 is unaudited. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The information reflects all adjustments, consisting only of normal recurring adjustments, that, in the opinion of management, are necessary to present fairly the financial position and results of operations of Pacific Life Insurance Company and subsidiaries (the Company) for the periods indicated. Results of operations for the interim periods are not necessarily indicative of the results of operations for the full year. It is suggested that these unaudited financial statements be read in conjunction with the audited financial statements for the years ended December 31, 1999, 1998 and 1997.

   The accompanying consolidated financial statements of the Company include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of March 31, 2000 and December 31, 1999. The Company's investment in PIMCO Advisors, which is included in other investments on the accompanying consolidated statements of financial condition, is accounted for using the equity method.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired 70% of the outstanding partnership units of PIMCO Advisors. PAM exchanged its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price is based on the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price is based on the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value reaches a minimum value.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)

3.ACQUISITION OF INSURANCE BLOCK OF BUSINESS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. This block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

4.LITIGATION

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, Pacific Life is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of Pacific Life.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                      ----------------------------------------------------------
An example            Joint equal age is a calculation that combines the
                      ages and insurance risks of two people insured by a
This example          policy. It changes many possible combinations of ages,
assumes a male        risk classes, nonstandard ratings and genders for the
smoker who is age     two people insured by the policy into a two life status.
65 and a female       With joint equal age, we assume that both people have
nonsmoker who is      the same age, gender (both always male), and risk class
age 55 and has a      (both smoker or both nonsmoker).
Table D nonstandard
rating.               How we use joint equal age
                      Using the joint equal age of the two people insured
Here's how we         by the policy eliminates many of the tables needed when
calculate the joint   age rates are used. We use the joint equal age for
equal age.            calculating the following:

Step 1                  . certain policy charges. We use joint equal age to
                          determine the rates per $1000 of initial face amount
Add 6 to the male         for the sales surrender target, underwriting
age of 65 because         surrender charge and the face amount component of
he is a smoker. For       the mortality and expense risk charge.
the female, add 0
to age 55 because       . the death benefit under Option D.
she is a nonsmoker.
                      How we calculate joint equal age
Adjusted ages after   Here are the five steps we use to calculate joint equal
Step 1:               age. We start with the actual ages of the two people
 . Male 71             insured by the policy on the policy date.
 . Female 55
                      Step 1 Adjust ages for smoker status
Step 2
                      If one person is a smoker and the other is a
Subtract 0 from the   nonsmoker, we add a specified number of years
male age of 65. For   to the age of the smoker. We do not adjust the
the female,           age of the nonsmoker. The table below shows
subtract 5 from age   how we make the adjustment.
55.
                      ----------------------------------------------
Adjusted ages after   Number of smokers    Add to actual age (years)
Step 2:               ----------------------------------------------
 . Male 71             None                                         0
 . Female 50           One female                                   4
                      One male                                     6
Step 3                One unisex                                   6
                      Two                                          0
The male's age is     ----------------------------------------------
not adjusted here
because he does not   If both people insured by the policy are
have a nonstandard    smokers, or if both people are nonsmokers,
table rating. Add 8   we do not adjust the age in this step.
to the female's age
of 50 because her     Step 2 Adjust ages for gender
table rating is D.
                      We subtract years from the adjusted age we
Adjusted ages after   calculated in Step 1, based on gender. The
Step 3:               table below shows how we make the adjustment.
 . Male 71
 . Female 58           ----------------------------------------------
                      Gender      Subtract from adjusted age (years)
Step 4                ----------------------------------------------
                      Female                                       5
Subtract 58 from      Male                                         0
71. The difference    Unisex                                       1
is 13. The add-on     ----------------------------------------------
factor for 13 is 6
in the table.

Step 5

Add 6, the add-on
factor to 58, the
younger adjusted
age.

The joint equal age
is 64.

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

--------------------------------------------------------------------------------
Table rating                    0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted age (years)     0   2   4   6   8  10  12  14  15  16  18  19
--------------------------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------        ----------------------
Difference in   Add-on        Difference in   Add-on
adjusted age    factor        adjusted age    factor
(years)        (years)        (years)        (years)
----------------------        ----------------------
0                    0        40-44               12
1-2                  1        45-47               13
3-4                  2        48-50               14
5-6                  3        51-53               15
7-9                  4        54-56               16
10-12                5        57-60               17
13-15                6        61-64               18
16-18                7        65-69               19
19-23                8        70-75               20
24-28                9        76-82               21
29-34               10        83-91               22
35-39               11        92-100              23
----------------------        ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

----------------------------------       ----------------------------------
                       Face amount                              Face amount
Joint                    component       Joint                    component
equal                     of M & E       equal                       of M&E
  age                  risk charge         age                  risk charge
----------------------------------       ----------------------------------
   15                        0.051           58                       0.222
   16                        0.052           59                       0.237
   17                        0.053           60                       0.253
   18                        0.054           61                       0.275
   19                        0.055           62                       0.298
   20                        0.056           63                       0.320
   21                        0.056           64                       0.341
   22                        0.057           65                       0.362
   23                        0.058           66                       0.382
   24                        0.059           67                       0.401
   25                        0.060           68                       0.420
   26                        0.061           69                       0.441
   27                        0.062           70                       0.472
   28                        0.063           71                       0.505
   29                        0.064           72                       0.540
   30                        0.065           73                       0.569
   31                        0.066           74                       0.620
   32                        0.067           75                       0.664
   33                        0.068           76                       0.711
   34                        0.069           77                       0.763
   35                        0.070           78                       0.804
   36                        0.072           79                       0.881
   37                        0.075           80                       0.947
   38                        0.078           81                       1.018
   39                        0.083           82                       1.092
   40                        0.087           83                       1.148
   41                        0.092           84                       1.183
   42                        0.096           85                       1.220
   43                        0.100           86                       1.256
   44                        0.106           87                       1.293
   45                        0.112           88                       1.330
   46                        0.118           89                       1.369
   47                        0.124           90                       1.406
   48                        0.129           91                       1.445
   49                        0.137           92                       1.484
   50                        0.145           93                       1.524
   51                        0.153           94                       1.563
   52                        0.161           95                       1.603
   53                        0.168           96                       1.643
   54                        0.179           97                       1.685
   55                        0.189           98                       1.726
   56                        0.200           99                       1.768
   57                        0.212          100                       1.810
----------------------------------        ---------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------     ----------------     ----------------    ----------------
 Age  Percentage     Age  Percentage      Age  Percentage      Age  Percentage
----------------     ----------------     ----------------    ----------------
0-40         250      50         185       60         130        70        115
  41         243      51         178       61         128        71        113
  42         236      52         171       62         126        72        111
  43         229      53         164       63         124        73        109
  44         222      54         157       64         122        74        107
  45         215      55         150       65         120     75-90        105
  46         209      56         146       66         119        91        104
  47         203      57         142       67         118        92        103
  48         197      58         138       68         117        93        102
  49         191      59         134       69         116       >93        101
----------------     ----------------     ----------------    ----------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE

------------------------------------------------------------------------------------------------
Rate per $1.00 of Face Amount
------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER IV    WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver IV    Preserver IV, please call or write to us at the address
variable life          below. You should also use this address to send us any
insurance policy is    notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.pacificlife.com


                            [LOGO OF IMSA APPEARS HERE]

                 * Membership promotes ethical market conduct
                  for individual life insurance and annuities

15-22491-00 8/00

               Supplement to Prospectus Dated August 7, 2000 for
                      Pacific Select Estate Preserver and
                       Pacific Select Estate Preserver II
        Last Survivor Flexible Premium Variable Life Insurance Policies
           (each a "policy") Issued by Pacific Life Insurance Company


In this supplement,          This supplement provides information about four
you and your mean the        additional variable investment options offered
Policyholder or Owner.       under your policy. Each of these investment options
Pacific Life, we, us,        is set up as a variable account under our separate
and our refer to             account and invests in a corresponding portfolio of
Pacific Life Insurance       the M Fund.
Company. M Fund refers
to M Fund, Inc. You'll       Variable Account I:    Brandes International Equity
find an explanation of                              Fund
what terms used in this      Variable Account II:   Turner Core Growth Fund
supplement mean in the       Variable Account III:  Frontier Capital
accompanying variable                               Appreciation Fund
life insurance prospectus    Variable Account IV:   Clifton Enhanced U.S. Equity
or the M Fund prospectus.                           Fund (formerly called
                                                    "Enhanced U.S. Equity Fund")
The M Fund is described
in detail in its             You can allocate premium payments and transfer
prospectus and in its        accumulated value to these variable investment
Statement of Additional      options, as well as to the other investment options
Information (SAI).           described in the accompanying variable life
                             insurance prospectus.
Each policy is described
in detail its accompanying
variable life insurance
prospectus. Except as
described below, all
features and procedures
of each policy described
in its prospectus remain
intact.










Supplement dated August 7, 2000

Your policy's accumulated value will fluctuate depending on the investment options you've chosen.

We are not responsible for the operation of the M Fund or any of its portfolios. We also are not responsible for ensuring that the M Fund and its portfolios comply with any laws that apply.

About the variable investment options
The following chart is a summary of the M Fund portfolios. Each M Fund portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                    The
                    Portfolio's
                    Investment         The Portfolio's Main         Portfolio
 Portfolio          Goal               Investments                  Manager
 Brandes            Long-term          Equity securities of         Brandes
 International      capital            foreign issuers,             Investment
 Equity             appreciation.      including common             Partners,
                                       stocks, preferred            L.P.
                                       stocks and securities
                                       that are convertible
                                       into common stocks.
                                       Focuses on stocks with
                                       capitalizations of
                                       $1 billion or more.
 Turner Core        Long-term          Common stocks that           Turner
 Growth Fund        capital            show strong earnings         Investment
                    appreciation.      potential and also           Partners,
                                       have reasonable              Inc.
                                       valuations.
 Frontier Capital   Maximum            Common stock of U.S.         Frontier
 Appreciation       capital            companies of all sizes       Capital
                    appreciation.      with emphasis on             Management
                                       stocks companies with        Company, LLC
                                       capitalizations of
                                       less than $3 billion.
 Clifton Enhanced   Above-market       Futures contracts on         The Clifton
 U.S. Equity        total return.      the Standard & Poor's        Group
                                       500 Composite Stock
                                       Price Index (the "S&P
                                       500" or the "Index")
                                       to have 100% exposure
                                       to the S&P 500 to try
                                       to earn a return equal
                                       to that of the Index.

M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each portfolio of the M Fund, and has retained other firms to manage the portfolios. MFIA and the M Fund's Board of Directors oversee the management of all of the M Fund's portfolios.

You'll find more information about Policy charges in An overview of the policy in the accompanying variable life insurance prospectus.


You'll find more about M Fund fees and expenses in the accompanying M Fund prospectus.

The rights we describe in the accompanying variable life insurance prospectus under Making changes to the separate account also apply to the M Fund.

Fees and expenses paid by the M Fund
The M Fund pays advisory fees and other expenses. These are deducted from the assets of each Portfolio and may vary from year to year. They are not fixed and are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns.

M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding M Fund portfolio.

  . Advisory fee
MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

  . Other expenses
The table also shows expenses the M Fund paid in 1999 as an annual percentage of each portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other portfolio transaction expenses, expenses for litigation, indemnification, taxes or other extraordinary expenses) that exceed 0.25% of each portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 2000.

------------------------------------------------------------------------------
M Fund Portfolios/1/            Advisory fee   Other expenses   Total expenses
------------------------------------------------------------------------------
                                 As an annual % of average daily net assets
Brandes International Equity       0.98%           0.99%            1.95%
Turner Core Growth                 0.45%           0.95%            1.40%
Frontier Capital Appreciation      0.90%           0.57%            1.47%
Clifton Enhanced U.S. Equity       0.40%           1.08%            1.48%
------------------------------------------------------------------------------

/1/ The advisory fees for Brandes International Equity and Clifton Enhanced U.S. Equity have been adjusted to reflect a change in advisory fees effective May 1, 2000. Actual advisory fees in 1999 as a percent of average daily net assets for the two funds were 0.96% for the Brandes International Equity and 0.55% for the Clifton Enhanced U.S. Equity. Actual total net expenses for these portfolios in 1999 after the adviser's reimbursements were: 1.21% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.80% for Clifton Enhanced U.S. Equity. MFIA paid the difference.

Statements and reports we'll send you
We'll send you financial statements that we receive from M Fund.

Voting rights
We're the legal owner of the shares of the M Fund that are held by the variable accounts. The voting rights we describe in the Voting rights section of the accompanying variable life insurance prospectus and how we'll exercise them also apply to the M Fund.

               Supplement to Prospectus Dated August 7, 2000 for
   Pacific Select Estate Preserver III and Pacific Select Estate Preserver IV
        Last Survivor Flexible Premium Variable Life Insurance Policies
           (each a "policy") Issued by Pacific Life Insurance Company

In this supplement,          This supplement provides information about four
you and your mean the        additional variable investment options offered
Policyholder or Owner.       under your policy. Each of these investment options
Pacific Life, we, us,        is set up as a variable account under our separate
and our refer to             account and invests in a corresponding portfolio of
Pacific Life Insurance       the M Fund.
Company. M Fund refers
to M Fund, Inc. You'll       Variable Account I:    Brandes International
find an explanation of                              Equity Fund
what terms used in this      Variable Account II:   Turner Core Growth Fund
supplement mean in the       Variable Account III:  Frontier Capital
accompanying variable                               Appreciation Fund
life insurance prospectus    Variable Account IV:   Clifton Enhanced U.S.
or the M Fund prospectus.                           Equity Fund (formerly
                                                    called "Enhanced U.S.
The M Fund is described                             Equity Fund")
in detail in its
prospectus and in its        You can allocate premium payments and transfer
Statement of Additional      accumulated value to these variable investment
Information (SAI).           options, as well as to the other investment options
                             described in the accompanying variable life
Each policy is described     insurance prospectus.
in detail its accompanying
variable life insurance
prospectus. Except as
described below, all
features and procedures
of each policy described
in its prospectus remain
intact.





Supplement dated August 7, 2000

Your policy's accumulated value will           About the variable investment options The following chart is a summary of the M Fund
fluctuate depending on the investment          portfolios. Each M Fund portfolio invests in different securities and has its own
options you've chosen.                         investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the
                                               M Fund prospectus carefully before investing.

                                                                  The
                                                                  Portfolio's
                                                                  Investment         The Portfolio's Main         Portfolio
                                               Portfolio          Goal               Investments                  Manager

                                               Brandes            Long-term          Equity securities of         Brandes
                                               International      capital            foreign issuers,             Investment
                                               Equity             appreciation.      including common             Partners,
                                                                                     stocks, preferred            L.P.
                                                                                     stocks and securities
                                                                                     that are convertible
                                                                                     into common stocks.
                                                                                     Focuses on stocks with
                                                                                     capitalizations of
                                                                                     $1 billion or more.

                                               Turner Core        Long-term          Common stocks that           Turner
                                               Growth Fund        capital            show strong earnings         Investment
                                                                  appreciation.      potential and also           Partners,
                                                                                     have reasonable              Inc.
                                                                                     valuations.

                                               Frontier Capital   Maximum            Common stock of U.S.         Frontier
                                               Appreciation       capital            companies of all sizes       Capital
                                                                  appreciation.      with emphasis on             Management
                                                                                     stocks companies with        Company, LLC
                                                                                     capitalizations of
                                                                                     less than $3 billion.

                                               Clifton Enhanced   Above-market       Futures contracts on         The Clifton
                                               U.S. Equity        total return.      the Standard & Poor's        Group
                                                                                     500 Composite Stock
                                                                                     Price Index (the "S&P
                                                                                     500" or the "Index")
                                                                                     to have 100% exposure
                                                                                     to the S&P 500 to try
                                                                                     to earn a return equal
                                                                                     to that of the Index.

We are not responsible for the operation of    M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the M Fund or any of its portfolios. We also   portfolio of the M Fund, and has retained other firms to manage the portfolios.
are not responsible for ensuring that the      MFIA and the M Fund's Board of Directors oversee the management of all of the M
M Fund and its portfolios comply with any      Fund's portfolios.
laws that apply.

You'll find more information about Policy      Fees and expenses paid by the M Fund
charges in An overview of the policy in the    The M Fund pays advisory fees and other expenses. These are deducted from the
accompanying variable life insurance           assets of each Portfolio and may vary from year to year. They are not fixed and
prospectus.                                    are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns.

                                               M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding M Fund portfolio.

You'll find more about M Fund fees and         . Advisory fee
expenses in the accompanying M Fund            MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee
prospectus.                                    to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                                               . Other expenses
                                               The table also shows expenses the M Fund paid in 1999 as an annual percentage of each portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other portfolio transaction expenses, expenses for litigation, indemnification, taxes or other extraordinary expenses) that exceed 0.25% of each portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 2000.

                                               ------------------------------------------------------------------------------
                                               M Fund Portfolios/1/            Advisory fee   Other expenses   Total expenses
                                               ------------------------------------------------------------------------------
                                                                                As an annual % of average daily net assets
                                               Brandes International Equity       0.98%           0.99%            1.95%
                                               Turner Core Growth                 0.45%           0.95%            1.40%
                                               Frontier Capital Appreciation      0.90%           0.57%            1.47%
                                               Clifton Enhanced U.S. Equity       0.40%           1.08%            1.48%
                                               ------------------------------------------------------------------------------

                                               /1/ The advisory fees for Brandes International Equity and Clifton Enhanced
                                               U.S. Equity have been adjusted to reflect a change in advisory fees effective
                                               May 1, 2000. Actual advisory fees in 1999 as a percent of average daily net assets for the two funds were 0.96% for the Brandes International Equity and
                                               0.55% for the Clifton Enhanced U.S. Equity. Actual total net expenses for these portfolios in 1999 after the adviser's reimbursements were: 1.21% for Brandes
                                               International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital
                                               Appreciation, and 0.80% for Clifton Enhanced U.S. Equity. MFIA paid the difference.

                                               Statements and reports we'll send you
                                               We'll send you financial statements that we receive from M Fund.

The rights we describe in the accompanying     Voting rights
variable life insurance prospectus under       We're the legal owner of the shares of the M Fund that are held by the variable
Making changes to the separate account also    accounts. The voting rights we describe in the Voting rights section of the
apply to the M Fund.                           accompanying variable life insurance prospectus and how we'll exercise them also apply to the M Fund.